UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)       (Zip code)
Marie Chandoha
Schwab Investments
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: September 1, 2010 — February 28, 2011

Item 1: Report(s) to Shareholders.

Semiannual report dated February 28, 2011 enclosed.

Schwab YieldPlus Fund ®

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Schwab YieldPlus Fund ®

Semiannual Report
February 28, 2011

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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab YieldPlus Fund® (Ticker Symbol: SWYSX)	0.64%

Barclays Capital U.S. Short Treasury: 9-12 Months Index[1]	0.21%
Fund Category: Morningstar Ultrashort Bond	0.89%

Performance Details	pages 6-7

Minimum Initial Investment[2]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may be partially absorbed by fund management. Without these reductions, the fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc.

[1]	While the fund may invest in debt instruments that are subject to credit risk (please see the discussion of credit risk in the principal risk section of the prospectus), the Barclays Capital U.S. Short Treasury 9-12 Months Index includes only U.S. Treasury securities. U.S. Treasury securities are direct obligations of the U.S. government and are backed by the full faith and credit of the United States and are, therefore, considered free of credit risk.

[2]	Please see prospectus for further detail and eligibility requirements.

2 Schwab YieldPlus Fund

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

Short-term interest rates remained low for most of the reporting period as the Federal Reserve strove to bolster economic growth through accommodative monetary policy.

Dear Shareholder,

It is a pleasure to write to you in connection with the accompanying semiannual report for the Schwab YieldPlus Fund for the six-month period that ended February 28, 2011.

Short-term interest rates remained low for most of the reporting period as the Federal Reserve strove to bolster economic growth through accommodative monetary policy. In November, the Federal Reserve implemented its second round of quantitative easing, confirming its intent to promote a stronger pace of economic recovery. While short-term rates remained low, yields on 10-year U.S. Treasury bonds began to rise in mid-November as the markets began anticipating stronger economic momentum and were encouraged by election results and the extension of the Bush tax cuts. By February 28, 2011, yields on the 10-year Treasury had risen to 3.4% from 2.5% the previous August.

Strong corporate earnings and improving business fundamentals helped companies build cash levels and talk of mergers and acquisitions hit the news. As longer-term interest rates rose and bond prices fell in late 2010, corporate bonds outperformed Treasury bonds of comparable duration. Returns on corporate bonds benefited from their higher coupons and the securities became more attractive to investors.

The U.S. bond markets remained relatively immune to heightened market volatility in Europe and the Middle East. During the reporting period, Europe’s weakest economies received a financial stability package from their stronger member nations. Political upheaval in the Middle East and northern Africa roiled oil and other commodity markets in early 2011. In spite of these events, positive signs of economic growth continued in the United States.

Bond markets generated relatively flat absolute returns across the major sectors. For example, a broad benchmark for intermediate duration bonds, the Barclays Capital U.S. Aggregate Index, produced a total return of -0.83% as longer term rates rose, while the Barclays Capital U.S. Short Treasury: 9-12 Months returned 0.21%.

Thank you for investing in the Schwab YieldPlus Fund. We encourage you to review your investment portfolio regularly to make sure it meets your current financial plan. For answers to questions you may have or to consult our website for more information, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Schwab YieldPlus Fund 3

The Investment Environment

Three themes dominated investment markets during the six months that ended February 28, 2011. The Federal Reserve (the Fed) maintained its short-term federal funds rate between 0% and 0.25%, a historically low range. Intermediate and longer-term interest rates rose, creating a steeper yield curve relative to short-term rates. Lastly, investments associated with higher risk generally outperformed those with lower risk.

The Fed continued its accommodative monetary policy by implementing its second phase of quantitative easing, or “QE2,’’ under which it planned to buy $600 billion in longer-term U.S. Treasuries between November 2010 and June 2011. The Fed moved forward with this round of purchases in reaction to slow economic growth, high unemployment, a weak housing market, and inflation considered too low to be consistent with sustainable economic growth. With its bond purchases, the Fed sought to foster an economic environment that would support investor confidence and the creation of jobs.

In normal market conditions, the Fed’s increased demand for U.S. Treasuries might have pushed interest rates lower and bond prices higher. Instead, investors likely associated the QE2 program with heightened inflation risk and worried it might erode the value of fixed-rate interest payments on longer-term bonds. Improving economic data reinforced the view of greater inflationary risk. As a result, intermediate and longer-term interest rates rose, bond prices fell, and a favorable environment for more risky investments took hold.

Given this backdrop, bonds with longer maturities performed poorly during the period. The Barclays Capital Long U.S. Treasury Index, a benchmark of Treasury bonds with maturities of 10 or more years, returned −10.52% during the review period. Intermediate duration investment grade bonds returned −0.83%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Riskier investments that offered the potential for more return outperformed these indices, such as high-yield corporate bonds and commercial mortgage-backed securities (CMBS). High-yield corporate bonds outperformed U.S. Treasuries, as the Barclays Capital High Yield Index returned 10.10%. Despite a negative outlook for commercial real estate, CMBS also outperformed, returning 5.82%, as measured by the CMBS portion of the Barclays Capital U.S. Aggregate Bond Index.

Unlike the taxable bond market, the municipal bond market encountered turbulence. Investors turned their attention to the fiscal burdens facing many issuers, as headlines highlighted the budget problems of state and local governments. Lower revenues and the escalating costs of underfunded pensions and health benefits led many investors to shy away from municipal bonds. Demand for municipals fell just as issuers in the Build America Bonds Program (BABs) flooded the market with supply in the last weeks of the program, which expired December 31. Of the $117 billion in BABs sold in 2010, nearly two-thirds came to market in the fourth quarter of the year. The effect of increased supply, coupled with reduced demand for municipals, generated negative total returns during the six month period, as shown by the Barclays Capital General Muni Bond Index return of −3.51%. Whereas riskier assets outperformed in the taxable market, lower rated municipal bonds underperformed those with higher ratings. The Barclays Capital BBB Municipal Index returned −5.67%, while the Barclays Capital AAA Municipal Index returned −2.15%.

In international markets, Europe endured its ongoing sovereign debt problems as its weaker member states, Greece and Ireland, received financial bailouts from stronger members. Oil prices soared as political turmoil in Egypt and Libya threatened distribution routes through the Suez Canal to the United States, Japan, and other nations. Between late September and the end of February 2011, oil prices rose from around $80 per barrel to over $100. In spite of these troubles, both U.S. and international equities rewarded investors with double-digit total returns.

In summary, the Fed’s accommodative policy actions during the period appeared to support its desired goals. Short-term interest rates stayed low, while market participants reacted to fears of higher inflation and interest rates on longer-term securities rose. Riskier asset classes generally rewarded investors more than less risky ones. Lastly, investors took greater notice of the fiscal conditions of state and local governments in evaluating municipal bond offerings.

 Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab YieldPlus Fund

Fund Management

Matthew Hastings, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the fund. He joined the firm in 1999 and has worked in fixed-income asset management since 1996.

Steven Hung, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the fund. He joined the firm in 1998 and has worked in fixed-income asset management since 1999.

Alfonso Portillo, Jr., a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the fund. He joined the firm in 2007 and has worked in fixed-income and asset management since 1996.

Steven Chan, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the fund. He joined the firm in 1996 and has been performing portfolio analytics and operational support since 2004 prior to moving to his current role in 2007.

Brandon Matsui, CFA, a portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the funds. He joined the firm in 2010. Prior to joining the firm, he was an associate portfolio manager at a large financial services firm for one year. Prior to that, he was a risk analytics manager of institutional investor accounts at a large investment management firm for four years.

Schwab YieldPlus Fund 5

Schwab YieldPlus Fund®

The Schwab YieldPlus Fund (the fund) seeks high current income with minimal changes in share price. To pursue its goal, the fund primarily invests in investment grade bonds or the unrated equivalent as determined by the investment adviser.

The fund returned 0.64% for the six-month period that ended February 28, 2011, while its comparative index, the Barclays Capital U.S. Short Treasury: 9-12 Months Index (the index), returned 0.21%.

During the period, short-term interest rates remained historically low, rising slightly after November, when the Federal Reserve expanded its accommodative monetary policy with its announcement of a second round of quantitative easing. “QE2,” as it became known, was to make purchases of up to $600 billion in U.S. Treasury securities through the end of June 2011. Despite the additional demand created by QE2, interest rates on 10-year U.S. Treasury bonds and other maturities moved higher and their prices fell, as actual and anticipated purchases of these instruments by the Fed were offset by the Fed’s desire for inflation to return to levels consistent with its mandate.

Both the index and the fund generated modestly positive total returns as coupon income offset generally lower bond prices. Relative to the index, which is solely comprised of short-term U.S. Treasury securities, the fund maintained an underweight position in these securities due to their low yields. The fund held other asset classes such as U.S. Agency debt and investment grade and non-investment grade corporate debt with short-term maturities, which offered the fund higher yields.

Although the fund’s underweight position in short-term Treasuries detracted from performance relative to the index, its positions in Agency debt and shorter maturity corporate bonds contributed to performance. The fund benefited from the higher coupons and tightening spreads of corporate securities relative to Treasury bonds. By the end of the reporting period, the fund had pared its holdings in corporate debt as some bonds matured and fewer attractive opportunities to purchase similar securities appeared on the market.

As of 2/28/11:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type[1]

U.S. Government and Government Agencies	67.0%
Corporate Bonds	13.7%
Other Investment Companies	3.0%
Short-Term Investments	16.3%

By Credit Quality [2]

AAA	83.3%
AA	4.3%
A	2.5%
BBB	6.0%
BB	1.1%
Short-Term Ratings	2.8%

By Maturity[3]

0-1 Year	100.0%

Weighted Average Maturity[3]	0.4 yrs
Weighted Average Duration[3]	0.4 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[3]	See Glossary for definitions of maturity and duration.

6 Schwab YieldPlus Fund

 Schwab YieldPlus Fund®

Performance Summary as of 2/28/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

February 28, 2001 – February 28, 2011
Performance of a Hypothetical
$10,000 Investment1,8

 Average Annual Total Returns1,2,3,8

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab YieldPlus Fund® (10/1/99)	0.64%	0.87%	-9.51%	-3.27%
Barclays Capital U.S. Short Treasury: 9-12 Months Index [4]	0.21%	0.55%	3.17%	2.91%
Fund Category: Morningstar Ultrashort Bond	0.89%	2.03%	2.19%	2.54%

Fund Expense Ratios5: Net 0.44%; Gross 3.07%

 Style Assessment6

 Yields1

30-Day SEC Yield[3]	-0.11%

30-Day SEC Yield–No Waiver[7]	-6.30%

12-Month Distribution Yield[3]	0.66%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.
[4]	While the fund may invest in debt instruments that are subject to credit risk (please see the discussion of credit risk in the principal risk section of the prospectus), the Barclays Capital U.S. Short Treasury: 9-12 Months Index includes only U.S. Treasury securities. U.S. Treasury securities are direct obligations of the U.S. government and are backed by the full faith and credit of the United States and are, therefore, considered free of credit risk.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. Fund Expense Ratios include acquired fund fees and expenses (AFFE) of 0.01% in connection with the fund’s investment in the State Street Institutional Liquid Reserves Fund. Schwab and the investment adviser have agreed to advance the fund certain litigation expenses to the extent necessary to maintain these expense limitations (excluding amounts paid in connection with judgments and settlements) in connection with certain legal matters. These advances are subject to repayment by the fund to Schwab and the investment adviser to the extent the litigation expenses are subsequently paid or reimbursed to the fund by its insurance carriers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[6]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/11 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Intermediate, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
[7]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
[8]	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab YieldPlus Fund 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2010 and held through February 28, 2011.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 9/01/10	at 2/28/11	9/01/10–2/28/11

Schwab YieldPlus Fund®
Actual Return	0.43%	$1,000	$1,006.40	$2.14
Hypothetical 5% Return	0.43%	$1,000	$1,022.66	$2.16

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

8 Schwab YieldPlus Fund

Schwab YieldPlus Fund®

Financial Statements

Financial Highlights

	9/1/10–		9/1/09–	9/1/08–	9/1/07–	9/1/06–	9/1/05–
	2/28/11*		8/31/10	8/31/09[1]	8/31/08	8/31/07	8/31/06

Per-Share Data ($)

Net asset value at beginning of period	4.83		4.81	6.19	9.41	9.66	9.68

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.05	0.23	0.40	0.52	0.46
Net realized and unrealized gains (losses)	0.02		0.02	(1.38)	(3.20)	(0.24)	(0.02)

Total from investment operations	0.03		0.07	(1.15)	(2.80)	0.28	0.44
Less distributions:
Distributions from net investment income	(0.01)		(0.05)	(0.23)	(0.42)	(0.53)	(0.46)

Net asset value at end of period	4.85		4.83	4.81	6.19	9.41	9.66

Total return (%)	0.64	[2]	1.38	(18.72)	(30.67)	2.85	4.69

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.43	[3]	0.43	0.43	0.42	0.43	0.43
Gross operating expenses	3.81	[3,4]	25.92 [5]	3.34 [6]	0.44	0.43	0.43
Net investment income (loss)	0.46	[3]	0.97	4.50	5.47	5.42	4.80
Portfolio turnover rate	32	[2]	104	81	83	188	54
Net assets, end of period ($ x 1,000,000)	147		159	219	350	9,552	7,319

* Unaudited.

1 Effective on August 10, 2009 all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Not annualized
3 Annualized.
4 The ratio of gross operating expenses would have been 0.68%, if certain non-routine expenses (litigation fees) had not been incurred.
5 The ratio of gross operating expenses would have been 0.69%, if certain non-routine expenses (litigation fees) had not been incurred.
6 The ratio of gross operating expenses would have been 0.54%, if certain non-routine expenses (litigation fees) had not been incurred.

See financial notes 9

 Schwab YieldPlus Fund

Portfolio Holdings as of February 28, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

66.9%	U.S. Government and Government Agencies	98,351,910	98,581,494
13.7%	Corporate Bonds	20,143,786	20,194,144
3.0%	Other Investment Company	4,391,552	4,391,552
16.3%	Short-Term Investments	23,994,833	23,996,049

99.9%	Total Investments	146,882,081	147,163,239
0.1%	Other Assets and Liabilities, Net		211,047

100.0%	Net Assets		147,374,286

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

U.S. Government and Government Agencies 66.9% of net assets

U.S. Government Agency Guaranteed 3.5%
Regions Bank, (FDIC Insured)
3.25%, 12/09/11 (d)	5,000,000	5,114,355

U.S. Government Agency Securities 23.8%
Fannie Mae
1.00%, 11/23/11	10,000,000	10,051,350
0.88%, 01/12/12	10,000,000	10,042,300
Federal Home Loan Bank
0.80%, 05/06/11	15,000,000	15,016,905

		35,110,555

U.S. Treasury Obligations 39.6%
U.S. Treasury Notes
1.13%, 06/30/11	17,000,000	17,057,120
4.88%, 07/31/11	6,000,000	6,119,064
1.00%, 08/31/11	10,000,000	10,041,800
1.00%, 09/30/11	6,000,000	6,028,830
1.00%, 10/31/11	10,000,000	10,053,520
1.00%, 12/31/11	9,000,000	9,056,250

		58,356,584

Total U.S. Government and Government Agencies
(Cost $98,351,910)		98,581,494

Corporate Bonds 13.7% of net assets

Finance 7.9%

Banking 4.6%
Australia & New Zealand Banking Group Ltd.
0.60%, 04/21/11, 10/21/11 (a)(c)	750,000	750,776
Bank of America Corp.
1.72%, 04/28/11, 01/30/14 (a)	500,000	506,695
Capital One Financial Corp.
5.70%, 09/15/11	1,000,000	1,026,536
Deutsche Bank AG
0.60%, 04/19/11, 01/19/12 (a)	500,000	500,724
Goldman Sachs Group, Inc.
0.70%, 04/07/11, 10/07/11 (a)	500,000	501,012
HSBC Bank PLC
0.70%, 04/18/11, 01/18/13 (a)(c)	1,000,000	1,001,294
JPMorgan Chase & Co.
1.10%, 04/24/11, 01/24/14 (a)	750,000	755,341
Morgan Stanley
1.90%, 04/26/11, 01/24/14 (a)	500,000	507,779
Svenska Handelsbanken AB
1.30%, 03/14/11, 09/14/12 (a)(c)	500,000	501,742
Westpac Banking Corp.
0.60%, 04/21/11, 10/21/11 (a)(c)	750,000	750,632

		6,802,531

Finance Company 1.6%
HSBC Finance Corp.
5.70%, 06/01/11	1,090,000	1,103,469
SLM Corp.
0.50%, 03/15/11 (a)	1,250,000	1,248,421

		2,351,890

Insurance 1.7%
MassMutual Global Funding II
0.80%, 03/28/11, 09/27/13 (a)(c)	1,000,000	999,479
MetLife Institutional Funding II
0.70%, 04/12/11, 07/12/12 (a)(c)	1,000,000	999,722
UnitedHealth Group, Inc.
5.25%, 03/15/11 (b)	525,000	525,800

		2,525,001

		11,679,422

Industrial 3.7%

Communications 0.9%
Dish DBS Corp.
6.38%, 10/01/11 (b)	300,000	306,750
Vodafone Group plc
0.64%, 03/15/11, 06/15/11 (a)	1,000,000	1,001,028

		1,307,778

Consumer Cyclical 0.3%
PACCAR Financial Corp.
0.71%, 03/07/11, 04/05/13 (a)	500,000	502,911

Consumer Non-Cyclical 2.5%
Anheuser-Busch InBev Worldwide, Inc.
0.85%, 04/27/11, 01/27/14 (a)	500,000	502,002
Heinz (H.J.) Finance Co.
6.63%, 07/15/11 (b)	1,000,000	1,022,193
Reynolds American, Inc.
1.00%, 03/15/11, 06/15/11 (a)(b)	1,000,000	1,001,353

10 See financial notes

 Schwab YieldPlus Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
The Kroger Co.
6.80%, 04/01/11 (b)	1,124,000	1,129,445

		3,654,993

		5,465,682

Utilities 2.1%

Electric 2.1%
Columbus Southern Power Co.
0.70%, 03/16/11, 03/16/12 (a)	500,000	501,332
Consolidated Natural Gas Co.
6.25%, 11/01/11 (b)	750,000	777,174
Nevada Power Co.
8.25%, 06/01/11 (b)	1,000,000	1,018,525
Southern Co.
0.70%, 04/21/11, 10/21/11 (a)	750,000	752,009

		3,049,040

Total Corporate Bonds
(Cost $20,143,786)		20,194,144

	Number	Value
Security	of Shares	($)

Other Investment Company 3.0% of net assets

Money Fund 3.0%
State Street Institutional Liquid Reserves Fund - Institutional Class	4,391,552	4,391,552

Total Other Investment Company
(Cost $4,391,552)		4,391,552

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 16.3% of net assets

U.S. Treasury Obligations 16.3%
U.S. Treasury Bills
0.20%, 03/10/11	10,000,000	9,999,501
0.13%, 03/24/11	7,000,000	6,999,432
0.19%, 06/23/11	7,000,000	6,997,116

Total Short-Term Investments
(Cost $23,994,833)		23,996,049

End of Investments.

At 02/28/11, the tax basis cost of the fund’s investments was $146,882,081, and the unrealized appreciation and depreciation were $283,638 and ($2,480), respectively, with a net unrealized appreciation of $281,158.

(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,003,645 or 3.4% of net assets.
(d)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.

See financial notes 11

 Schwab YieldPlus Fund

Statement of
Assets and Liabilities
As of February 28, 2011; unaudited

Assets

Investments, at value (cost $146,882,081)		$147,163,239
Receivables:
Interest		398,032
Due from investment adviser		98,756
Fund shares sold		2,211
Prepaid expenses	+	8,731

Total assets		147,670,969

Liabilities

Payables:
Shareholder services fees		3,179
Fund shares redeemed		112,637
Legal fees		96,435
Trustees’ fees		10,621
Distributions to shareholders		7,306
Accrued expenses	+	66,505

Total liabilities		296,683

Net Assets

Total assets		147,670,969
Total liabilities	−	296,683

Net assets		$147,374,286

Net Assets by Source
Capital received from investors		1,919,353,590
Net realized capital losses		(1,772,260,462)
Net unrealized capital gains		281,158

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$147,374,286		30,376,501		$4.85

12 See financial notes

 Schwab YieldPlus Fund

Statement of
Operations
For September 1, 2010 through February 28, 2011; unaudited

Investment Income

Interest		$639,432
Dividends	+	34,398

Total investment income		673,830

Expenses

Investment adviser and administrator fees		226,966
Shareholder service fees		184,149
Legal fees*		2,370,000
Portfolio accounting fees		22,263
Shareholder reports		22,198
Professional fees		17,419
Trustees’ fees		13,008
Registration fees		11,747
Transfer agent fees		9,189
Custodian fees		1,988
Other expenses	+	2,806

Total expenses		2,881,733
Expense reduction by adviser and Schwab	−	2,556,416
Custody credits	−	21

Net expenses	−	325,296

Net investment income		348,534

Realized and Unrealized Gains (Losses)

Net realized gains on investments		764,754
Net unrealized losses on investments	+	(234,053)

Net realized and unrealized gains		530,701

Increase in net assets resulting from operations		$879,235

*	Includes legal fees and expenses and the proposed settlement incurred by the fund in connection with the litigation matter discussed in items 4 and 10 of the financial notes.

See financial notes 13

 Schwab YieldPlus Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

9/1/10-2/28/11			9/1/09-8/31/10
Net investment income		$348,534	$1,811,422
Net realized gains (losses)		764,754	(7,068,204)
Net unrealized gains (losses)	+	(234,053)	7,942,660

Increase in net assets from operations		879,235	2,685,878

Distributions to shareholders

Distributions from net investment income		($348,534)	($1,811,422)

Transactions in Fund Shares

		9/1/10-2/28/11		9/1/09-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,620,371	$12,684,981	3,342,168	$16,185,842
Shares reinvested		56,095	271,280	287,962	1,393,120
Shares redeemed	+	(5,235,217)	(25,312,523)	(16,158,205)	(78,094,993)

Net transactions in fund shares		(2,558,751)	($12,356,262)	(12,528,075)	($60,516,031)

Shares Outstanding and Net Assets

		9/1/10-2/28/11		9/1/09-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		32,935,252	$159,199,847	45,463,327	$218,841,422
Total decrease	+	(2,558,751)	(11,825,561)	(12,528,075)	(59,641,575)

End of period		30,376,501	$147,374,286	32,935,252	$159,199,847

14 See financial notes

 Schwab YieldPlus Fund

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab YieldPlus Fund is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

Schwab Investments (organized October 26, 1990)	Schwab Tax-Free Bond Fund
Schwab YieldPlus Fund	Schwab California Tax-Free Bond Fund
Schwab Short-Term Bond Market Fund	Schwab Tax-Free YieldPlus Fund
Schwab Premier Income Fund	Schwab California Tax-Free YieldPlus Fund
Schwab Total Bond Market Fund	Schwab 1000 Index Fund
Schwab GNMA Fund	Schwab Global Real Estate Fund
Schwab Inflation Protected Fund

Schwab YieldPlus Fund offers one share class. Shares are bought and sold at closing net asset value (“NAV”), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 Schwab YieldPlus Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 quoted prices in active markets for identical securities Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted prices.

•	Level 2 other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of February 28, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government and Government Agencies(a)	$—	$98,581,494	$—	$98,581,494
Corporate Bonds(a)	—	20,194,144	—	20,194,144
Other Investment Company(a)	4,391,552	—	—	4,391,552
Short-Term Investments(a)	—	23,996,049	—	23,996,049

Total	$4,391,552	$142,771,687	$—	$147,163,239

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	August 31,	Discounts	Gain	Gain	Purchases	Transfers	Transfers	February 28,
Investments in Securities	2010	(Premiums)	(Loss)	(Loss)	(Sales)	In	Out	2011

Corporate Bonds
Industrial	$757,500	($2,250)	($16,892)	$11,642	($750,000)	$—	$—	$—

Total	$757,500	($2,250)	($16,892)	$11,642	($750,000)	$—	$—	$—

 Schwab YieldPlus Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investment held by the fund at February 28, 2011 are $11,642.

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures are required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The fund has adopted the new guidance for the period ended February 28, 2011. There were no significant transfers between Level 1 and Level 2 for the period. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the fund’s financial statements.

(b) Accounting Policies for certain Portfolio Investments (if held):

TBAs: The fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date.

Delayed-delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund declares distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian banks, State Street Bank and Trust Company, under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds operating expenses.

 Schwab YieldPlus Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

3. Risk Factors:

The fund primarily invests in investment-grade bonds (high and certain medium quality, AAA to BBB- or the unrated equivalent as determined by the investment adviser). These investments may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below:

Market risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of a shareholder’s investment in the fund will fluctuate, which means that the shareholder could lose money.

Management risk. As with all actively managed funds, the strategies of the fund’s investment adviser may not achieve their desired results. Poor stock selection or a focus on securities in a particular sector may cause the fund to underperform its benchmark or other funds with a similar investment objective.

Interest rate risk. Interest rates will rise and fall over time. During periods when interest rates are low, a fund’s yield and total return also may be low. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause a fund to lose money or underperform. A fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Prepayment and extension risk. The fund’s investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

High yield risk. High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the fund may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Convertible securities risk. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

 Schwab YieldPlus Fund

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Foreign investment risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Derivatives risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause a fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on a fund.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or “the investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average Daily Net Assets

First $500 million	0.30%
Over $500 million	0.22%

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholder of the fund. Schwab serves as the fund’s paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the fund to Schwab in its capacity as the fund’s paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements (“expense limitation”) with the fund to limit the total annual fund operating expenses to 0.43%, excluding interest, taxes and certain non-routine expenses for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the fund’s Board of Trustees.

The legal fees and preliminary settlements related to the litigation matters discussed in Financial Note 10 were non-routine and would not have been subject to the expense limitation agreement; however, CSIM and its affiliates have voluntarily agreed to include these expenses under the expense limitation agreement. This voluntary agreement is in addition to CSIM’s contractual agreement to advance the fund certain litigation expenses in connection with certain legal matters (excluding amounts paid in connection with judgments and settlements) to the extent necessary to maintain the expense limitations. The expenses advanced by CSIM pursuant to the contractual agreement are subject to reimbursement by the fund to the extent the expenses are subsequently paid or reimbursed to the fund by its insurance carriers.

 Schwab YieldPlus Fund

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

For the period ended February 28, 2011 the fund incurred $2,370,000 in legal expenses related to the litigation matters. From the commencement of the class action lawsuit through February 28, 2011, the fund has incurred a total of $57,845,358 in legal fees and proposed settlement charges of which $50,000,000 has been reimbursed by its insurance carrier and which was recouped by CSIM in accordance with the provisions noted above. No further insurance reimbursements related to these litigation matters is expected and no further amounts are expected to be recouped.

The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of February 28, 2011, the fund had no security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for the fund.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

7. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund covered in this report has custodian overdraft facilities and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

There was no borrowing from the line of credit for the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed on the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended February 28, 2011, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Long-Term
U.S. Government	Purchases of Other	Total Purchases of
Securities Transactions*	Long-Term Securities	Long-Term Securities

$20,125,781	$15,401,476	$35,527,257

Sales/Maturities of
Long-Term U.S. Government	Sales/Maturities of	Total Sales/Maturities of
Securities Transactions*	Other Long-Term Securities	Long-Term Securities

$3,010,313	$47,660,738	$50,671,051

*	Includes securities guaranteed by U.S. Government Agencies.

 Schwab YieldPlus Fund

Financial Notes, unaudited (continued)

9. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2010, the fund had capital loss carryforwards available to offset net capital gains before the expiration dates:

Expiration Date

August 31, 2011	$47,204,149
August 31, 2012	7,223,024
August 31, 2013	7,728,082
August 31, 2014	—
August 31, 2015	8,206,981
August 31, 2016	112,644,944
August 31, 2017	1,476,568,764
August 31, 2018	113,449,273

Total	$1,773,025,217

For tax purposes, net realized capital losses occurring after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2010, the fund had no deferred realized net capital losses and did not utilize any capital losses to offset capital gains.

As of August 31, 2010, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing), as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2010, the fund did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by The President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

10. Other:

The Schwab YieldPlus Fund is the subject of consolidated class action litigation and regulatory investigations. The fund is designed to invest in a variety of fixed income instruments, including corporate bonds, asset-backed securities, mortgage-backed securities and other fixed income investments. The credit crisis that began in mid-2007 led to a decline in the value of a majority of fixed income investments market wide. As a result, certain clients who chose to invest in the fund experienced a decline in their investments, leading to the litigation.

Nine class action lawsuits were filed between March and May 2008 on behalf of investors in the Schwab YieldPlus Fund alleging violations of state law and federal securities law in connection with the fund’s investment policy, disclosures and marketing.

 Schwab YieldPlus Fund

Financial Notes, unaudited (continued)

10. Other (continued):

These cases were consolidated in a single action on July 3, 2008, in the U.S. District Court for the Northern District of California. Specific allegations include changes to the investment policy of the fund regarding limits on positions in mortgage-backed securities without obtaining a shareholder vote; inadequate disclosure of the risks associated with fund investments in mortgage-backed securities and fund risk management; inaccurate reporting of the fund’s weighted-average duration; and failure to disclose redemptions of positions in the fund by other Schwab investment funds. The lawsuit seeks unspecified compensatory and rescission damages, unspecified equitable and injunctive relief, and costs and attorneys’ fees. Defendants named in the lawsuit include the fund itself, the trust, CSIM, Charles Schwab & Co., Inc. (“Schwab”), The Charles Schwab Corporation, Charles R. Schwab, Randall W. Merk (Mr. Merk resigned as Director, President and Chief Executive Officer (“CEO”) of CSIM and President, CEO and Chief Investment Officer (“CIO”) of the Schwab Funds, including the trust, on December 1, 2010), and current and former trustees and officers of the fund and/or Schwab. On February 4, 2009, the court denied defendants’ motion to dismiss plaintiffs’ federal law claims and dismissed all but one state law claim. On August 21, 2009, the court certified two classes of plaintiffs for purposes of the federal law claims and a single class of plaintiffs for purposes of the remaining state law claim.

On April 23, 2010, and May 14, 2010, the fund and several of the other defendants entered into separate settlement agreements with plaintiffs and without admitting liability, agreed to a total of $200 million to resolve plaintiffs’ federal law claims and $35 million to resolve plaintiffs’ California state law claim, respectively. The settlement agreements were preliminarily approved by the court on May 26, 2010. On November 24, 2010, the court preliminarily approved an amendment to the original settlement agreements, which resolved a dispute regarding the scope of the original settlements and provided certain class members an opportunity to opt out of the settlements and pursue separate claims. On January 19, 2011, a single class member filed a motion to intervene in order to bring a new, alternative class action under California law on behalf of a broader class of plaintiffs than was certified by the court in 2009. On February 11, 2011, the court denied the motion and confirmed fairness and adequacy of the settlement agreements, subject to a final fairness determination scheduled for March 10, 2011. On March 18, 2011, the court granted plaintiffs’ motion for leave to extend deadlines.

On March 2, 2010, in the Superior Court of California for the County of San Francisco, a shareholder derivative lawsuit was filed on behalf of the fund. Defendants named in the lawsuit include the trust, CSIM, Schwab, Charles R. Schwab, Randall W. Merk (former President, CEO and CIO of the trust) and current and former trustees and officers of the fund and/or Schwab. Specific allegations include changes to the investment policy of the fund regarding limits on positions in mortgage-backed securities without properly notifying shareholders and without obtaining a shareholder vote. On March 11, 2010, the parties agreed to enter into a stay of the shareholder derivative lawsuit pending the resolution of the parallel class action lawsuit. Since that time, the parties have appeared for a case management conference, but the stay presently remains in effect.

On January 11, 2011, the trust, CSIM and Schwab entered into a settlement with the SEC of a civil enforcement action for violations of securities laws in connection with the fund’s investment policy, disclosures, marketing and procedures regarding material non-public information. Concurrently, Schwab entered into a settlement with FINRA in connection with violations of FINRA rules with regard to the disclosure and marketing of the fund. On the same date, CSIM and Schwab also entered into a settlement with Illinois state securities regulators regarding these matters. Without admitting or denying liability, CSIM and Schwab agreed to pay the SEC, FINRA and Illinois state securities regulators a total of $121 million in connection with the fund and the Schwab Total Bond Market Fund, most of which will be distributed to affected fund shareholders. Neither the trust nor the fund will pay any amounts under the settlement. The SEC settlement is subject to approval by a U.S. District Court. Additionally, on January 11, 2011, the SEC brought complaints against the trust’s former President and CEO and former Chief Investment OfficerFixed Income, which remain ongoing.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Investments which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 86 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

David L. Mahoney 1954 Trustee (Trustee of Schwab Investments since 2011.)	Private Investor.	73	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Investments since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	73	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1991.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Investments since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	86	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Investments since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds (June 2006 – June 2007).

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk, Laudus Funds (March 2007 – present); Vice President and Assistant Clerk, Schwab Funds (Dec. 2005 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Investments since 2006.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

Barclays Capital U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays Capital U.S. Government/Credit: 1 − 5 Years Index An index that includes investment-grade government and corporate bonds that are denominated in U.S. dollars and have maturities of one to five years. Bonds are represented in the index in proportion to their market value.

Barclays Capital GNMA Index An index that includes the mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA).

Barclays Capital U.S. Short Treasury: 9 − 12 Months Index An index that includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero coupon strips.

Barclays Capital U.S. TIPS (Treasury Inflation-Protected Securities) Index An index that measures the performance of fixed income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.

weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”’

maturity The date on which the principal amount of a bond is scheduled to be paid. The maturity of a bond will generally be determined using a bond’s final maturity date. However, for certain securities, maturity will be determined using certain maturity shortening features.

effective maturity Takes into account maturity shortening features, such as the interest rate reset date or demand features, instead of the final maturity date. The effective maturity date for a security subject to a put or demand feature is the demand date, unless the security is a variable-rate or floating-rate security. If it is a variable-rate security, its effective maturity date is the earlier of its demand date or next interest rate reset date. For variable-rate securities not subject to a put, demand or call feature, and floating-rate securities, the effective maturity date is the next interest rate reset date.

final maturity The date on which the principal amount of a bond is scheduled to be paid.

weighted average maturity The weighted average of the maturities of the bonds in a fund’s portfolio, determined by weighting each bond’s time to maturity (i.e., the date on which the principal amount of a bond is scheduled to be paid) by the amortized cost of the bond. The weighted average maturity calculation takes into account maturity shortening features, such as interest rate reset, put, demand and call features, if applicable. Generally, the longer a fund’s weighted average maturity, the greater its interest rate risk.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in a fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2011 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR46636-02

Semiannual report dated February 28, 2011 enclosed.

Schwab Tax-Free Bond Funds

Schwab Tax-Free
Bond Fundtm

Schwab California
Tax-Free Bond Fundtm

Schwab Tax-Free
YieldPlus Fundtm

Schwab California
Tax-Free YieldPlus Fundtm

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This wrapper is not part of the shareholder report.

Schwab Tax-Free Bond Funds

Semiannual Report
February 28, 2011

Schwab Tax-Free
Bond Fundtm

Schwab California
Tax-Free Bond Fundtm

Schwab Tax-Free
YieldPlus Fundtm

Schwab California
Tax-Free YieldPlus Fundtm

Four smart, cost-effective ways investors can use
bonds in an asset allocation strategy.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab Tax-Free Bond Fundtm (Ticker Symbol: SWNTX)	-2.21%

Barclays Capital 7-Year Municipal Bond Index	-2.06%
Fund Category: Morningstar Municipal National Intermediate Bond	-2.75%

Performance Details	pages 6-7

Schwab California Tax-Free Bond Fundtm (Ticker Symbol: SWCAX)	-3.00%

Barclays Capital 7-Year Municipal Bond Index	-2.06%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	-3.58%

Performance Details	pages 8-9

Schwab Tax-Free YieldPlus Fundtm (Ticker Symbol: SWYTX)	-0.32%

Barclays Capital 1-Year Municipal Bond Index	0.21%
Fund Category: Morningstar Municipal National Short Bond	-0.92%

Performance Details	pages 10-11

Schwab California Tax-Free YieldPlus Fundtm (Ticker Symbol: SWYCX)	-0.05%

Barclays Capital 1-Year Municipal Bond Index	0.21%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	-0.92%

Performance Details	pages 12-13

Minimum Initial Investment[1]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may be partially absorbed by fund management. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Tax-Free Bond Funds 1

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Municipal markets hit some turbulence as an unusually high volume of new issues flooded the market as part of the Build America Bonds program before it phased out at year’s end.

Dear Shareholder,

It is a pleasure to write to you in connection with the accompanying semiannual report for the Schwab Tax-Free Bond Funds for the six-month period that ended February 28, 2011.

Short-term interest rates remained low for most of the reporting period as the Federal Reserve strove to bolster economic growth through accommodative monetary policy. In November, the Federal Reserve implemented its second round of quantitative easing, confirming its intent to promote a stronger pace of economic recovery. While short-term rates remained low, yields on 10-year U.S. Treasury bonds began to rise in mid-November as the markets began anticipating better economic momentum and were encouraged by election results and the extension of the Bush tax cuts. By February 28, 2011, yields on the 10-year Treasury had risen to 3.4% from 2.5% the previous August.

In the municipal bond markets, concerns grew over the fiscal soundness of many state and local governments and agencies. Investors questioned the credit quality of some large issuers of municipal securities burdened by declining tax revenues and growing liabilities. Municipal markets hit some turbulence as an unusually high volume of new issues flooded the market as part of the Build America Bonds program before it was phased out at year’s end. This issuance flooded the market with supply in December and drained it of new issues and supply in the new year.

Many municipal bond mutual funds experienced cash inflows during the beginning of the reporting period but in November the trend reversed and funds began to experience outflows. The funds’ investment adviser continued to employ its investment process, which regularly evaluates and monitors the credit quality of bonds that the funds purchase.

Municipal bonds generated relatively weak absolute returns across the major sectors during the reporting period. For example, two key benchmarks for municipal bonds, the Barclays Capital 1-Year Muni Bond Index and the Barclays Capital 7-Year Muni Bond Index returned 0.21% and -2.06%, respectively.

Thank you for investing in the Schwab Tax-Free Bond Funds. We encourage you to review your investment portfolio regularly to make sure it meets your current financial plan. For answers to questions you may have or to consult our website for more information, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

2 Schwab Tax-Free Bond Funds

The Investment Environment

Three themes dominated investment markets during the six months that ended February 28, 2011. The Federal Reserve (the Fed) maintained its short-term federal funds rate between 0% and 0.25%, a historically low range. Intermediate and longer-term interest rates rose, creating a steeper yield curve relative to short-term rates. Lastly, investments associated with higher risk generally outperformed those with lower risk.

The Fed continued its accommodative monetary policy by implementing its second phase of quantitative easing, or “QE2,’’ under which it planned to buy $600 billion in longer-term U.S. Treasuries between November 2010 and June 2011. The Fed moved forward with this round of purchases in reaction to slow economic growth, high unemployment, a weak housing market, and inflation considered too low to be consistent with sustainable economic growth. With its bond purchases, the Fed sought to foster an economic environment that would support investor confidence and the creation of jobs.

In normal market conditions, the Fed’s increased demand for U.S. Treasuries might have pushed interest rates lower and bond prices higher. Instead, investors likely associated the QE2 program with heightened inflation risk and worried it might erode the value of fixed-rate interest payments on longer-term bonds. Improving economic data reinforced the view of greater inflationary risk. As a result, intermediate and longer-term interest rates rose, bond prices fell, and a favorable environment for more risky investments took hold.

Given this backdrop, bonds with longer maturities performed poorly during the period. The Barclays Capital Long U.S. Treasury Index, a benchmark of Treasury bonds with maturities of 10 or more years, returned −10.52% during the review period. Intermediate duration investment grade bonds returned −0.83%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Riskier investments that offered the potential for more return outperformed these indices, such as high-yield corporate bonds and commercial mortgage-backed securities (CMBS). High-yield corporate bonds outperformed U.S. Treasuries, as the Barclays Capital High Yield Index returned 10.10%. Despite a negative outlook for commercial real estate, CMBS also outperformed, returning 5.82%, as measured by the CMBS portion of the Barclays Capital U.S. Aggregate Bond Index.

Unlike the taxable bond market, the municipal bond market encountered turbulence. Investors turned their attention to the fiscal burdens facing many issuers, as headlines highlighted the budget problems of state and local governments. Lower revenues and the escalating costs of underfunded pensions and health benefits led many investors to shy away from municipal bonds. Demand for municipals fell just as issuers in the Build America Bonds Program (BABs) flooded the market with supply in the last weeks of the program, which expired December 31. Of the $117 billion in BABs sold in 2010, nearly two-thirds came to market in the fourth quarter of the year. The effect of increased supply, coupled with reduced demand for municipals, generated negative total returns during the six month period, as shown by the Barclays Capital General Muni Bond Index return of −3.51%. Whereas riskier assets outperformed in the taxable market, lower rated municipal bonds underperformed those with higher ratings. The Barclays Capital BBB Municipal Index returned −5.67%, while the Barclays Capital AAA Municipal Index returned −2.15%.

In international markets, Europe endured its ongoing sovereign debt problems as its weaker member states, Greece and Ireland, received financial bailouts from stronger members. Oil prices soared as political turmoil in Egypt and Libya threatened distribution routes through the Suez Canal to the United States, Japan, and other nations. Between late September and the end of February 2011, oil prices rose from around $80 per barrel to over $100. In spite of these troubles, both U.S. and international equities rewarded investors with double-digit total returns.

In summary, the Fed’s accommodative policy actions during the period appeared to support its desired goals. Short-term interest rates stayed low, while market participants reacted to fears of higher inflation and interest rates on longer-term securities rose. Riskier asset classes generally rewarded investors more than less risky ones. Lastly, investors took greater notice of the fiscal conditions of state and local governments in evaluating municipal bond offerings.

 Yield Advantage of Munis over Treasuries: For Five-Year bonds; Tax Brackets Shown are the Highest Applicable

This chart shows how much more the average five-year muni yielded than the average five-year Treasury after federal (or combined California and federal) income tax.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Tax-Free Bond Funds 3

Fund Management

Kenneth Salinger, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2008 and has worked in fixed-income and asset management since 1994.

John Shelton, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2000 and has worked in fixed-income asset management since that time.

4 Schwab Tax-Free Bond Funds

California State Investment Environment

California’s budget for fiscal 2011 (7/1/10-6/30/11) was approved on October 8, 2010, the latest on record. The budget addressed a $19 billion general fund budget gap with $7.8 billion of spending cuts, $5.4 billion of projected new federal revenues and $6 billion of transfers and other solutions. In November 2010, the State’s Legislative Analyst’s Office concluded that some of the budget solutions would not be achieved, including the receipt of $3.5 billion of additional federal revenues and many of the spending reduction targets. If unaddressed, the Office projected that the state would end fiscal 2011 with a $6.1 billion deficit, which is equal to about 7% of annual spending.

On January 10, 2011, newly elected Governor Brown introduced his spending plan for fiscal 2012, which begins on July 1, 2011. The plan identified a projected budget gap of over $25 billion, which includes the $6 billion deficit from fiscal 2011, as the state continues its struggle to match recurring revenues with spending. Despite several years of cuts, the projected deficit is so large because it incorporates the expiration of federal stimulus programs and temporary tax measures adopted in early 2009. The Governor’s plan closes the gap with a proposal to extend $12 billion in temporary tax increases which must be approved by the Legislature and the voters, as well as $12.5 billion of spending cuts, and $1.9 billion of other solutions. The budget cuts are expected to have an impact on the state’s local governments, especially the counties, who currently share responsibilities with the state for public safety and social services. As of the report date, the Governor had signed legislation enacting over $11 billion of the proposed cuts and other solutions, but the Governor and State Legislature appear to be at an impasse over a proposed special election in June to consider the tax extensions. Absent the tax package, the state will likely be forced to make deeper cuts, which could be particularly challenging for local units, especially school districts which rely on state funds for nearly 60% of their operating revenues.

As in other states, many of the state’s cities, counties, school districts, as well as water and sewer systems, public and private universities, and non-profit health systems issue bonds. California’s weakened economy and state budget cuts have had varying impacts on the credit quality of these issuers. While California school districts and community college districts receive, in aggregate, over 50% of their total funding from the state, their general obligation bonds are secured by dedicated local property tax levies. While many local tax bases have been stable, the areas that experienced the most development in recent years have reported substantial tax base declines. Cities and counties also receive state funds for specific programs, but their general obligation debt is similarly secured by dedicated local property tax levies. Many counties, including Los Angeles, San Diego, and Santa Clara, have managed to maintain their strong financial profiles, making their own budget reductions in response to weakened local revenue growth and state cuts. The City of Los Angeles struggled to rebalance its budgets in fiscals 2010 and 2011, resulting in modest rating downgrades from Moody’s and Fitch, but it too, is realigning its spending to recurring revenues.

In contrast, California’s essential service enterprises and healthcare providers, such as the Metropolitan Water District of Southern California, the Los Angeles Department of Water and Power, St. Joseph Health System, and Kaiser Permanente are funded with independent revenues received from services they provide, which have helped insulate them from the state’s financial difficulties.

California’s economy is emerging from a deep and long recession, the sharpest since the Great Depression. The State gained 196,400 jobs from February 2010 to February 2011, or 1.4%, a marked improvement relative to the 896,700 jobs lost in 2009. However, California’s unemployment rate improved only modestly to 12.2% in February 2011, down from 12.4% in February 2010. The State’s rate is still the second highest in the country, behind only Nevada.

Schwab Tax-Free Bond Funds 5

Schwab Tax-Free Bond Fund™

The Schwab Tax-Free Bond Fund (the fund) seeks high current income exempt from federal income tax, consistent with capital preservation. To pursue its goal, the fund primarily invests in investment grade municipal securities or the unrated equivalent as determined by the investment adviser.

The fund returned -2.21% for the six-month period that ended February 28, 2011, while its comparative index, the Barclays Capital 7-Year Municipal Bond Index (the index), returned -2.06%.

Municipal markets saw investors’ continued interest early in the period, but experienced outflows in the later months as investors sold municipal bonds. Municipals weakened in concert with U.S. Treasury bonds in November as the Federal Reserve’s accommodative monetary policy renewed concerns about debt levels in the United States and the potential for an uptick in inflation. In addition, investors became concerned about the ability of state and local governments to manage their fiscal responsibilities. By the end of February, however, fears in the market abated somewhat, municipal bond yields inched downward and bond prices stabilized.

Interest rates on municipals ended the reporting period with an increase from six months earlier. For example, according to Thomson Financial, yields on seven-year AAA-rated municipal bonds increased from 1.61% at the beginning of September to 2.28% by the end of February, an increase of 67 basis points. These changes affected the returns of both the index and the fund by reducing the prices of the bonds in their portfolios.

While the index only includes securities that mature in six to eight years, the fund invests in securities that are both longer and shorter in maturity. Relative to its index, the fund maintained an overweight position in securities that were outside of the six- to eight-year maturity range, and this portfolio structure detracted from the fund’s performance. The fund also maintained a longer duration than the index, which detracted from performance.

As of 2/28/11:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type[1]

Fixed Rate Bonds	81.5%
Variable Rate Demand Obligations	6.8%
Pre-Refunded Bonds	6.4%
Put Bonds	4.1%
Other	1.2%

By Credit Quality[2]

AAA	14.8%
AA	51.2%
A	28.7%
BBB	3.4%
BB	0.1%
Short-Term Ratings	0.6%
Unrated Securities	1.2%

By Maturity[3]

0-1 Year	10.0%
1-3 Years	18.7%
3-5 Years	13.4%
5-7 Years	12.9%
7-10 Years	19.5%
10+ Years	25.5%

Weighted Average Maturity[3]	7.0 yrs
Weighted Average Duration[3]	5.4 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[3]	See Glossary for definitions of maturity and duration.

6 Schwab Tax-Free Bond Funds

 Schwab Tax-Free Bond Fundtm

Performance Summary as of 2/28/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

February 28, 2001 – February 28, 2011
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Tax-Free Bond Fundtm (9/11/92)	-2.21%	2.60%	4.17%	4.73%
Barclays Capital 7-Year Municipal Bond Index	-2.06%	3.32%	5.22%	5.05%
Fund Category: Morningstar Municipal National Intermediate Bond	-2.75%	1.56%	3.39%	3.81%

Fund Expense Ratios4: Net 0.49%; Gross 0.63%

 Style Assessment5

 Yields

30-Day SEC Yield[1,3]	2.86%

30-Day SEC Yield-No Waiver[1,6]	2.76%

Taxable-Equivalent Yield[7]	4.40%

12-Month Distribution Yield[1,3]	4.14%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver, as stated in the prospectus. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/11 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Intermediate, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
[7]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest federal tax bracket (35.00%). Your tax rate may be different.

Schwab Tax-Free Bond Funds 7

Schwab California Tax-Free Bond Fund™

The Schwab California Tax-Free Bond Fund (the fund) seeks high current income exempt from federal and California personal income tax that is consistent with capital preservation. To pursue its goal, the fund primarily invests in investment grade municipal securities from California issuers or the unrated equivalent as determined by the investment adviser.

The fund returned -3.00% for the six-month period that ended February 28, 2011, underperforming its comparative index, the Barclays Capital 7-Year Municipal Bond Index (the index), which returned -2.06%.

Municipal markets saw investors’ continued interest early in the period but experienced outflows in the later months as investors sold municipal bonds. Municipals weakened in concert with U.S. Treasury bonds in November as the Federal Reserve’s accommodative monetary policy renewed concerns about debt levels in the United States and the potential for an uptick in inflation. In addition, investors became concerned about the ability of state and local governments to manage their fiscal responsibilities. By the end of February, however, fears in the market abated somewhat, municipal bond yields inched downward and bond prices stabilized.

Interest rates on municipals ended the reporting period with an increase from six months earlier. For example, according to Thomson Financial, yields on seven-year AAA-rated municipal bonds increased from 1.61% at the beginning of September to 2.28% by the end of February, an increase of 67 basis points. These changes affected the returns of both the index and the fund by reducing the prices of the bonds in their portfolios.

While the index only includes securities that mature in six to eight years, the fund invests in securities that are both longer and shorter in maturity. Relative to its index, the fund maintained an overweight position in securities that were outside of the six- to eight-year maturity range, and this portfolio structure detracted from the fund’s performance. The fund also maintained a longer duration and a greater exposure to California bonds than the index, which detracted from performance.

As of 2/28/11:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type[1]

Fixed Rate Bonds	78.1%
Pre-Refunded Bonds	8.1%
Put Bonds	5.3%
Fixed Rate Notes	4.4%
Other	4.1%

By Credit Quality[2]

AAA	12.0%
AA	37.5%
A	39.5%
BBB	3.3%
Short-Term Ratings	5.2%
Unrated Securities	2.5%

By Maturity[3]

0-1 Year	10.4%
1-3 Years	21.1%
3-5 Years	7.2%
5-7 Years	10.1%
7-10 Years	14.5%
10+ Years	36.7%

Weighted Average Maturity[3]	7.5 yrs
Weighted Average Duration[3]	5.5 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[3]	See Glossary for definitions of maturity and duration.

8 Schwab Tax-Free Bond Funds

 Schwab California Tax-Free Bond Fundtm

Performance Summary as of 2/28/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

February 28, 2001 – February 28, 2011
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab California Tax-Free Bond Fundtm (2/24/92)	-3.00%	1.62%	3.41%	4.32%
Barclays Capital 7-Year Municipal Bond Index	-2.06%	3.32%	5.22%	5.05%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	-3.58%	1.18%	2.97%	3.52%

Fund Expense Ratios4: Net 0.49%; Gross 0.59%

 Style Assessment5

 Yields

30-Day SEC Yield[1,3]	3.31%

30-Day SEC Yield-No Waiver[1,6]	3.25%

Taxable-Equivalent Yield[7]	5.63%

12-Month Distribution Yield[1,3]	3.96%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver, as stated in the prospectus. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/11 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Intermediate, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
[7]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest combined federal and California tax bracket (41.21%).

Schwab Tax-Free Bond Funds 9

Schwab Tax-Free YieldPlus Fund™

The Schwab Tax-Free YieldPlus Fund (the fund) seeks high current income exempt from federal income tax that is consistent with minimal changes in share price. To pursue its goal, the fund primarily invests in investment grade municipal securities or the unrated equivalent as determined by the investment adviser.

The fund returned -0.32% for the six-month period that ended February 28, 2011, while its comparative index, the Barclays Capital 1-Year Municipal Bond Index (the index), returned 0.21%. The fund’s exposure to illiquid auction rate securities, which comprised approximately 26% of total net assets at the end of the period, detracted from performance. To offset the illiquidity of the auction rate securities, the fund held a relatively large position in Variable Rate Demand Obligations (VRDOs), which are liquid and readily marketable. The fund’s overweight position in VRDOs, which are not in the index, detracted from relative performance because of their typically lower yields. Relative to the index, the fund maintained a shorter duration, which contributed to its performance during the reporting period.

Municipal bonds weakened in concert with U.S. Treasury bonds in November as the Federal Reserve’s accommodative monetary policy renewed concerns about debt levels in the United States and the potential for renewed inflation. In addition, investors became concerned about the ability of state and local governments to manage their fiscal responsibilities. The inflows that municipal markets saw early in the period turned to outflows in later months as investors sold municipal bonds. By the end of February, fears in the market abated somewhat, municipal bond yields inched downward and bond prices stabilized.

Interest rates on municipals ended the reporting period with an increase from six months earlier. According to Thomson Financial, yields on two-year AAA-rated municipals increased from 0.35% at the beginning of the reporting period to 0.71% by its end, an increase of 36 basis points. The increasing yields and decreasing bond prices affected the returns of both the index and the fund.

As of 2/28/11:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type[1]

Variable Rate Demand Obligations	28.5%
Auction Rate Securities	26.8%
Fixed Rate Bonds	25.8%
Fixed Rate Notes	9.9%
Pre-Refunded Bonds	6.3%
Put Bonds	2.7%

By Credit Quality[2]

AAA	20.4%
AA	38.7%
A	4.3%
BBB	7.9%
Short-Term Ratings	9.9%
Unrated Securities	18.8%

By Maturity[3]

0-1 Year	85.2%
1-2 Years	13.4%
2-3 Years	1.4%

Weighted Average Maturity[3,4]	0.3 yrs
Weighted Average Duration[3,5]	0.4 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[3]	See Glossary for definitions of maturity and duration.
[4]	Included in this calculation are the fund’s holdings in the Maricopa County IDA and Tulsa County Industrial Authority, failed auction rate bonds that are in technical default; however, each bond continues to make interest payments to the fund. If these bonds were excluded from the calculation, the Weighted Average Maturity would be: 0.5 years.
[5]	Included in this calculation are the fund’s holdings in the Maricopa County IDA and Tulsa County Industrial Authority, failed auction rate bonds that are in technical default; however, each bond continues to make interest payments to the fund. If these bonds were excluded from the calculation, the Weighted Average Duration would be: 0.4 years.

10 Schwab Tax-Free Bond Funds

 Schwab Tax-Free YieldPlus Fundtm

Performance Summary as of 2/28/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

December 16, 2004 – February 28, 2011
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Tax-Free YieldPlus Fundtm (12/16/04)	-0.32%	1.34%	-3.00%	-2.04%
Barclays Capital 1-Year Municipal Bond Index	0.21%	1.13%	3.34%	3.27%
Fund Category: Morningstar Municipal Short Bond	-0.92%	1.09%	2.94%	2.63%

Fund Expense Ratios5: Net 0.49%; Gross 0.93%

 Style Assessment6

 Yields

30-Day SEC Yield[1,3,4]	0.52%

30-Day SEC Yield-No Waiver[1,4,7]	0.08%

Taxable-Equivalent Yield[4,8]	0.80%

12-Month Distribution Yield[1,3]	0.41%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.
[4]	Included in this calculation are the fund’s holdings in the Maricopa County IDA and Tulsa County Industrial Authority, failed auction rate bonds that are in technical default; however, each bond continues to make interest payments to the fund. In accordance with SEC guidelines, this calculation utilizes the failed auction rate bonds’ coupon rate rather than yield to maturity.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver, as stated in the prospectus. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[6]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/11 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Intermediate, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
[7]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
[8]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest federal tax bracket (35.00%). Your tax rate may be different.

Schwab Tax-Free Bond Funds 11

Schwab California Tax-Free YieldPlus Fund™

The Schwab California Tax-Free YieldPlus Fund (the fund) seeks high current income exempt from federal and California personal income tax that is consistent with minimal changes in share price. To pursue its goal, the fund primarily invests in investment grade municipal securities from California issuers or the unrated equivalent as determined by the investment adviser.

The fund returned -0.05% for the six-month period that ended February 28, 2011, while its comparative index, the Barclays Capital 1-Year Municipal Bond Index (the index), returned 0.21%.

Municipal bonds weakened along with U.S. Treasury bonds in November as the Federal Reserve’s accommodative monetary policy renewed concerns about debt levels in the United States and the potential for renewed inflation. In addition, investors became concerned about the ability of state and local governments to manage their fiscal responsibilities. The inflows that municipal markets saw early in the period turned to outflows in later months as investors sold municipal bonds. By the end of February, however, fears in the market abated somewhat, municipal bond yields inched downward and bond prices stabilized.

Interest rates on municipals ended the reporting period with an increase from six months earlier. According to Thomson Financial, yields on two-year AAA-rated municipal bonds increased from 0.35% at the beginning of September to 0.71% by the end of February, an increase of 0.36%. The increasing yields and decreasing bond prices affected the returns of both the index and the fund.

The fund maintained a shorter duration than its index, which contributed to the fund’s relative performance. The fund’s overweight position in variable rate demand obligations, which are not in the index, detracted from relative performance. The fund holds them for their high liquidity but they typically provide lower yields than the index’s securities.

As of 2/28/11:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type[1]

Variable Rate Demand Obligations	45.6%
Fixed Rate Bonds	37.9%
Fixed Rate Notes	7.2%
Pre-Refunded Bonds	5.8%
Put Bonds	3.5%

By Credit Quality[2]

AAA	16.9%
AA	54.7%
A	15.8%
BBB	1.4%
Short-Term Ratings	11.2%

By Maturity[3]

0-1 Year	87.8%
1-2 Years	9.5%
2-3 Years	2.7%

Weighted Average Maturity[3]	0.3 yrs
Weighted Average Duration[3]	0.3 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[3]	See Glossary for definitions of maturity and duration.

12 Schwab Tax-Free Bond Funds

 Schwab California Tax-Free YieldPlus Fundtm

Performance Summary as of 2/28/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

December 16, 2004 – February 28, 2011
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab California Tax-Free YieldPlus Fundtm (12/16/04)	-0.05%	0.14%	-0.53%	-0.03%
Barclays Capital 1-Year Municipal Bond Index	0.21%	1.13%	3.34%	3.27%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	-0.92%	1.09%	2.94%	2.63%

Fund Expense Ratios4: Net 0.49%; Gross 0.69%

 Style Assessment5

 Yields

30-Day SEC Yield[1,3]	0.43%

30-Day SEC Yield-No Waiver[1,6]	0.20%

Taxable-Equivalent Yield[7]	0.73%

12-Month Distribution Yield[1,3]	0.37%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver, as stated in the prospectus. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/11 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Intermediate, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
[7]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest combined federal and California tax bracket (41.21%).

Schwab Tax-Free Bond Funds 13

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2010 and held through February 28, 2011.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 9/01/10	at 2/28/11	9/01/10–2/28/11

Schwab Tax-Free Bond Fundtm
Actual Return	0.49%	$1,000	$977.90	$2.40
Hypothetical 5% Return	0.49%	$1,000	$1,022.36	$2.46

Schwab California Tax-Free Bond Fundtm
Actual Return	0.49%	$1,000	$970.00	$2.39
Hypothetical 5% Return	0.49%	$1,000	$1,022.36	$2.46

Schwab Tax-Free YieldPlus Fundtm
Actual Return	0.49%	$1,000	$996.80	$2.43
Hypothetical 5% Return	0.49%	$1,000	$1,022.36	$2.46

Schwab California Tax-Free YieldPlus Fundtm
Actual Return	0.49%	$1,000	$999.50	$2.43
Hypothetical 5% Return	0.49%	$1,000	$1,022.36	$2.46

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

14 Schwab Tax-Free Bond Funds

Schwab Tax-Free Bond Fund™

Financial Statements

Financial Highlights

	9/1/10–	9/1/09–	9/1/08–	9/1/07–	9/1/06–	9/1/05–
	2/28/11*	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06

Per-Share Data ($)

Net asset value at beginning of period	11.72	11.12	10.80	10.75	11.10	11.25

Income (loss) from investment operations:
Net investment income (loss)	0.15	0.31	0.39	0.45	0.44	0.44
Net realized and unrealized gains (losses)	(0.41)	0.72	0.32	0.05	(0.35)	(0.15)

Total from investment operations	(0.26)	1.03	0.71	0.50	0.09	0.29
Less distributions:
Distributions from net investment income	(0.15)	(0.31)	(0.39)	(0.45)	(0.44)	(0.44)
Distributions from net realized gains	(0.16)	(0.12)	—	—	—	—

Total distributions	(0.31)	(0.43)	(0.39)	(0.45)	(0.44)	(0.44)

Net asset value at end of period	11.15	11.72	11.12	10.80	10.75	11.10

Total return (%)	(2.21)[1]	9.43	6.80	4.79	0.82	2.70

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49 [2]	0.49	0.49	0.48	0.59	0.65
Gross operating expenses	0.60 [2]	0.63	0.66	0.69	0.70	0.69
Net investment income (loss)	2.69 [2]	2.71	3.60	4.21	4.03	4.01
Portfolio turnover rate	72 [1]	122	211	199	29	23
Net assets, end of period ($ x 1,000,000)	407	446	251	108	93	92

* Unaudited.
1 Not annualized
2 Annualized.

See financial notes 15

 Schwab Tax-Free Bond Fund

Portfolio Holdings as of February 28, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). The effective maturity date is the date of a put or demand feature, if the security has one. The final maturity date is the final legal maturity of the security. For variable-rate obligations, the rate shown is the rate as of the report date, and the effective maturity date shown is the next interest rate change date and the final maturity date is the final legal maturity of the security.

			Cost	Value
Holdings by Category			($)	($)

92.9%		Fixed-Rate Obligations	372,536,481	378,351,739
7.8%		Variable-Rate Obligations	31,750,845	31,752,825

100.7%		Total Investments	404,287,326	410,104,564
(0	.7)%	Other Assets and Liabilities, Net		(3,041,906)

100.0%		Net Assets		407,062,658

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)

Fixed-Rate Obligations 92.9% of net assets

ALABAMA 0.9%
Birmingham
GO Refunding Warrants Series 2010A	5.00%		02/01/18		1,260,000	1,398,764
Camden IDB
Facilities RB (Weyerhaeuser Co) Series 2003A	6.13%	12/01/13	12/01/24	(a)	1,725,000	1,955,149
Huntsville
Water Revenue Warrant Series 2008	5.00%		11/01/15	(a)	300,000	339,141

						3,693,054

ARIZONA 2.8%
Glendale IDA
RB (Midwestern Univ) Series 2010	4.00%		05/15/12		500,000	514,985
RB (Midwestern Univ) Series 2010	5.00%		05/15/15		415,000	445,133
Refunding RB (Midwestern Univ) Series 2004	5.25%		05/15/13		200,000	212,224
Refunding RB (Midwestern Univ) Series 2004	5.25%		05/15/14		450,000	483,647
Maricopa Cnty Elementary SD No. 17
GO Bonds (Tolleson Elementary) Series 2008B	4.00%		07/01/14	(a)	95,000	100,143
Maricopa Cnty IDA
Health Facility RB (Catholic Healthcare West) Series 2009B	5.00%	07/02/12	07/01/25	(f)	3,000,000	3,133,680
Payson USD No. 10
School Improvement Bonds (Project of 2006) Series 2008B	3.00%		07/01/28	(f)	1,375,000	1,452,192
Phoenix Civic Improvement Corp
Sr Lien Airport Refunding RB Series 2008C	5.00%		07/01/13		175,000	188,164
Pima Cnty Metropolitan Domestic Water Improvement District
Sr Lien Water Refunding RB Series 2009	3.50%		01/01/18		435,000	442,130
Sr Lien Water Refunding RB Series 2009	3.63%		01/01/19		400,000	404,204
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2010B	4.00%		12/01/18		1,000,000	1,087,350
Univ Medical Center Corp
Hospital RB Series 2009	5.00%		07/01/13		540,000	566,195
Hospital RB Series 2009	5.00%		07/01/14		615,000	651,051
Hospital RB Series 2009	5.00%		07/01/15		295,000	312,249
Hospital RB Series 2009	5.50%		07/01/16		350,000	377,909
Hospital RB Series 2009	6.00%		07/01/18		500,000	547,320
Hospital RB Series 2009	5.75%		07/01/19		350,000	378,567

						11,297,143

16 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)

ARKANSAS 0.1%
Pulaski Cnty
Hospital Refunding RB (Arkansas Children’s Hospital) Series 2010	3.00%		03/01/12		565,000	574,176

CALIFORNIA 15.3%
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	5.00%		08/01/17		955,000	1,058,570
California Dept of Water Resources
Power Supply RB Series 2005G4	5.00%		05/01/16	(f)	750,000	847,995
California Educational Facilities Auth
RB (Pitzer College) Series 2009	5.25%		04/01/23		1,965,000	2,030,827
RB (Univ of San Francisco) Series 2011	5.00%		10/01/21		750,000	766,673
California Health Facilities Financing Auth
Insured RB (Community Program for Persons with Developmental Disabilities) Series 2011A	4.00%		02/01/16	(a)	2,475,000	2,482,598
Insured RB (Community Program for Persons with Developmental Disabilities) Series 2011A	5.50%		02/01/21	(a)	875,000	897,129
RB (Childrens Hospital Orange Cnty) Series 2009A	6.50%		11/01/38	(f)	1,750,000	1,790,460
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%		05/15/27		2,055,000	2,095,853
RB (Sanford Consortium) Series 2010A	5.00%		05/15/28		2,160,000	2,188,469
California Public Works Board
Lease RB Series 2009I1	6.63%		11/01/34		2,000,000	2,094,260
California Statewide Communities Development Auth
RB (Proposition 1A) Series 2009	5.00%		06/15/13		4,000,000	4,236,000
RB (St. Joseph Health System) Series 2000	4.50%		07/01/18	(f)	2,365,000	2,399,647
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/13	06/01/33	(a)(f)	2,375,000	2,571,507
Irvine Ranch Water District
COP Refunding Series 2010	5.00%		03/01/24		775,000	833,063
COP Refunding Series 2010	5.00%		03/01/26		2,250,000	2,359,597
Jefferson UHSD
GO Bonds Series 2006D	0.00%		08/01/37	(g)	11,795,000	1,454,559
GO Bonds Series 2006D	0.00%		08/01/39	(g)	6,500,000	678,405
Los Angeles
Judgement Obligation Bonds Series 2010A	4.00%		06/01/19		4,245,000	4,328,542
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2009A	5.00%		04/01/17		1,625,000	1,811,956
Lease RB (Capital Equipment) Series 2009C	4.00%		09/01/16		1,050,000	1,096,861
Lease RB (Capital Equipment) Series 2009C	4.00%		09/01/17		1,100,000	1,127,203
Lease RB (Capital Equipment) Series 2009C	5.00%		09/01/18		1,000,000	1,089,190
Lease RB (Capital Equipment) Series 2009C	4.50%		09/01/19		1,050,000	1,085,963
Lease RB (Real Property) Series 2009E	5.13%		09/01/27		1,590,000	1,563,081
Palomar Pomerado Health
COP 2010	5.25%		11/01/21		810,000	758,954
Pasadena Public Financing Auth
Lease RB (Rose Bowl Renovation) Series 2010A	5.00%		03/01/22		1,860,000	1,957,148
Petaluma
Wastewater Refunding RB Series 2011	6.00%		05/01/36	(e)	2,645,000	2,680,893
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%		06/01/32		3,630,000	3,523,387
Roseville
Special Tax Refunding RB Series 2010	4.00%		09/01/16		1,000,000	1,002,940
San Bernardino Cnty Transportation Auth
Sales Limited Tax Revenue Notes Series 2009A	4.00%		05/01/12		2,500,000	2,581,925
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	3.88%		03/01/18		2,365,000	2,349,959
San Diego USD
GO Bonds Series 2010C	0.00%		07/01/31	(g)	2,000,000	574,680
GO Bonds Series 2010C	0.00%		07/01/32	(g)	1,500,000	397,065
GO Bonds Series 2010C	0.00%		07/01/33	(g)	1,000,000	243,390
GO Bonds Series 2010C	0.00%		07/01/34	(g)	1,750,000	392,648

See financial notes 17

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
GO Bonds Series 2010C	0.00%		07/01/35	(g)	1,500,000	310,515
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%		01/01/19		1,165,000	1,228,492
Woodland Finance Auth
Water RB Series 2011	6.00%		03/01/41	(e)	1,500,000	1,495,845

						62,386,249

COLORADO 0.4%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2008D1	5.00%		10/01/14	(f)	750,000	824,302
RB (Catholic Health Initiatives) Series 2008D1	6.00%		10/01/23		250,000	273,005
Denver
Refunding Wastewater COP (Roslyn Properties) Series 2010B	2.00%		12/01/11		700,000	706,692

						1,803,999

CONNECTICUT 1.3%
New Haven
GO Refunding Bonds Series 2010B	4.00%		11/01/12		2,000,000	2,099,260
GO Refunding Bonds Series 2010B	4.00%		11/01/13		3,000,000	3,191,640

						5,290,900

DISTRICT OF COLUMBIA 1.5%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%		12/01/27	(f)	1,800,000	1,927,476
Income Tax Secured Refunding RB Series 2010A	5.00%		12/01/30		1,460,000	1,502,369
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2009A	4.00%		10/01/17		50,000	54,364
Public Utility Sr Lien RB Series 2009A	6.00%		10/01/35	(f)	1,550,000	1,667,940
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%		10/01/18	(a)(f)	875,000	992,180

						6,144,329

FLORIDA 8.0%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Healthcare) Series 2008D1	6.25%		12/01/18		500,000	557,680
Coral Gables Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2004	5.00%	08/15/14	08/15/34	(a)(f)	1,300,000	1,468,337
Escambia Cnty
Solid Waste Disposal RB (Gulf Power) First Series 2009	2.00%	04/03/12	04/01/39		500,000	503,695
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health System/Sunbelt) Series 2008A	6.10%	11/15/13	11/15/37	(f)	1,000,000	1,101,550
Hillsborough Cnty School Board
Refunding COP (Master Lease Program) Series 2010A	3.00%		07/01/12		735,000	753,743
Refunding COP (Master Lease Program) Series 2010A	5.00%		07/01/24		4,000,000	4,129,200
Jacksonville Electric Auth
Electric System RB Series Three 2010A	3.00%		10/01/13		895,000	927,435
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%		10/01/18		250,000	279,423
Miami-Dade Cnty
Aviation RB (Miami Intl Airport) Series 2010A	5.00%		10/01/20		500,000	531,665
Aviation RB (Miami Intl Airport) Series 2010A	5.50%		10/01/26		4,750,000	4,932,447
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2008A	5.25%		04/01/16	(f)	1,100,000	1,197,350
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	4.00%		01/01/13		800,000	835,768
RB (Nemours Foundation) Series 2009A	4.00%		01/01/14		300,000	317,175
RB (Nemours Foundation) Series 2009A	4.00%		01/01/15		440,000	465,920
RB (Nemours Foundation) Series 2009A	4.00%		01/01/16		825,000	873,213
RB (Nemours Foundation) Series 2009A	4.00%		01/01/17		560,000	587,580
RB (Nemours Foundation) Series 2009A	5.00%		01/01/18		250,000	276,263

18 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
RB (Nemours Foundation) Series 2009A	5.00%		01/01/19		545,000	596,622
Orlando Utilities Commission
Utility System Refunding RB Series 2009C	5.00%		10/01/17		1,000,000	1,134,520
Water & Electric RB Series 1996A	3.75%	10/01/13	10/01/23		1,900,000	2,000,757
Palm Beach Cnty
Water & Sewer RB (Florida Power & Light Reclaimed Water Project) Series 2009	5.00%		10/01/39		565,000	564,124
Palm Beach Cnty Solid Waste Auth
Improvement RB Series 2009	5.25%		10/01/18	(a)	2,250,000	2,612,318
Pasco Cnty
Water & Sewer RB Series 2009A	5.00%		10/01/16		150,000	168,660
Water & Sewer RB Series 2009A	4.00%		10/01/19		200,000	208,708
Port St. Lucie
Refunding COP Series 2008	5.00%		09/01/13		1,845,000	1,973,430
Tampa
Sales Tax Refunding RB Series 2010	5.00%		10/01/15		605,000	678,937
Sales Tax Refunding RB Series 2010	4.00%		10/01/20		535,000	566,431
Sales Tax Refunding RB Series 2010	5.00%		10/01/21		740,000	823,280
Tampa Bay Water
Utility System Refunding RB Series 2011	5.00%		10/01/18	(e)	1,250,000	1,368,000

						32,434,231

GEORGIA 1.7%
Dawson Cnty SD
GO School Bonds Series 2010	2.00%		02/01/12		400,000	405,592
GO School Bonds Series 2010	3.00%		02/01/13		600,000	622,542
DeKalb Private Hospital Auth
Hospital RB (Children’s Healthcare of Atlanta) Series 2009	5.00%		11/15/16		420,000	463,462
Hospital RB (Children’s Healthcare of Atlanta) Series 2009	5.00%		11/15/17		350,000	383,723
Hospital RB (Children’s Healthcare of Atlanta) Series 2009	5.25%		11/15/39		300,000	293,019
Fulton Cnty Development Auth
RB (Student Recreation Center Georgia State Univ) Series 2011	5.00%		10/01/15		1,025,000	1,115,712
RB (Student Recreation Center Georgia State Univ) Series 2011	5.00%		10/01/17		500,000	542,490
RB (Tuff Morehouse) Series 2002A	5.50%		02/01/22	(f)	2,180,000	2,219,087
Macon-Bibb Cnty Hospital Auth
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	4.00%		08/01/19		400,000	398,856
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	5.00%		08/01/21		195,000	204,401
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	5.00%		08/01/22		205,000	212,685

						6,861,569

HAWAII 0.4%
Hawaii State Dept of Budget & Finance
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.00%		07/01/14		100,000	104,701
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.00%		07/01/15		275,000	285,926
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.00%		07/01/16		215,000	222,708
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.00%		07/01/17		235,000	241,004
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.00%		07/01/18		250,000	253,350
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.00%		07/01/19		195,000	195,911
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.00%		07/01/20		125,000	123,252
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.63%		07/01/30		200,000	187,132

						1,613,984

IDAHO 0.0%
Univ of Idaho
General RB Series 2010B	5.00%		04/01/26		115,000	118,896

ILLINOIS 3.7%
Arlington Heights
GO Refunding Park Bonds Series 2010B	2.00%		12/01/12		705,000	715,808

See financial notes 19

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final	Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity	($)	($)
GO Refunding Park Bonds Series 2010B	2.00%		12/01/13	525,000	535,159
GO Refunding Park Bonds Series 2010B	2.00%		12/01/15	200,000	196,988
Chicago
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%		01/01/17	1,000,000	1,077,320
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%		01/01/18	1,200,000	1,294,056
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%		01/01/19	750,000	805,680
Chicago Park District
GO Limited Tax Park Bonds Series 2010A	5.00%		01/01/25	2,000,000	2,084,660
Illinois
GO Refunding Bonds Series February 2010	5.00%		01/01/18	2,375,000	2,459,526
Sales Tax Jr Obligation Bonds Series June 2010	5.00%		06/15/14	500,000	537,840
Sales Tax Jr Obligation Bonds Series June 2010	5.00%		06/15/15	750,000	810,150
Sales Tax Jr Obligation Bonds Series June 2010	5.00%		06/15/20	400,000	428,496
Illinois Finance Auth
Refunding RB (Alexian Brothers Health System) Series 2010	4.00%		02/15/12	1,100,000	1,119,338
Refunding RB (Alexian Brothers Health System) Series 2010	4.00%		02/15/13	1,500,000	1,537,350
Railsplitter Tobacco Settlement Auth
Tobacco Settlement RB Series 2010	4.00%		06/01/12	1,250,000	1,277,437
Tobacco Settlement RB Series 2010	4.00%		06/01/13	250,000	257,023

					15,136,831

INDIANA 1.6%
Indiana Finance Auth
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	4.50%		08/15/15	1,370,000	1,369,425
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	4.50%		08/15/16	1,430,000	1,410,280
Hospital RB (Parkview Health System) Series 2009A	5.00%		05/01/11	300,000	301,902
State Revolving Fund Refunding Bonds Series 2010A	5.00%		02/01/19	945,000	1,089,415
Purdue Univ
Student Fee Bonds Series Y	5.00%		07/01/18	800,000	928,480
St. Joseph Cnty
Educational Facilities RB (Univ of Notre Dame Du Lac) Series 2008	3.88%	03/01/12	03/01/40	1,500,000	1,538,940

					6,638,442

IOWA 1.2%
Iowa
Special Obligation Bonds (Prison Infrastructure Fund) Series 2010	5.00%		06/15/25	950,000	1,016,918
Iowa Finance Auth
Health Facilities RB (Iowa Health System) Series 2005A	5.00%		02/15/12	975,000	1,005,937
Iowa Higher Education Loan Auth
Private College Facility RB (Grinnell College) Series 2010	4.00%		12/01/12	1,000,000	1,056,570
Private College Facility RB (Grinnell College) Series 2010	4.00%		12/01/13	1,500,000	1,614,720

					4,694,145

KANSAS 0.9%
Kansas Development Finance Auth
Health Facilities RB (Hays Medical Center) Series 2010Q	3.00%		05/15/13	200,000	203,586
Health Facilities RB (Hays Medical Center) Series 2010Q	3.00%		05/15/14	635,000	641,953
Health Facilities RB (Hays Medical Center) Series 2010Q	4.00%		05/15/15	210,000	217,885
Hospital RB (Adventist Health System/Sunbelt) Series 2009D	3.00%		11/15/11	875,000	885,999
Hospital RB (Adventist Health System/Sunbelt) Series 2009D	3.50%		11/15/12	180,000	186,480
Hospital RB (Adventist Health System/Sunbelt) Series 2009D	5.00%		11/15/14	150,000	165,347
Hospital RB (Adventist Health System/Sunbelt) Series 2009D	5.00%		11/15/15	185,000	205,036
Wichita
Hospital Facilities Refunding RB (Via Christi Health System) Series 2009-IIIA	4.50%		11/15/12	340,000	355,936
Hospital Facilities Refunding RB (Via Christi Health System) Series 2009-X	5.25%		11/15/24	890,000	902,967

					3,765,189

20 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)

KENTUCKY 1.0%
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare System) Series 2009A	5.00%		08/15/18		1,000,000	1,081,920
RB (King’s Daughters Medical Center) Series 2008C	4.50%		02/01/13		1,005,000	1,054,959
Kentucky Infrastructure Auth
Wastewater & Drinking Water Revolving Fund RB Series 2010A	4.00%		02/01/17		925,000	1,009,295
Wastewater & Drinking Water Revolving Fund RB Series 2010A	4.00%		02/01/18		950,000	1,038,017

						4,184,191

LOUISIANA 1.4%
Louisiana Public Facilities Auth
Refunding RB (Christus Health) Series 2009A	5.00%		07/01/11		2,100,000	2,123,751
Refunding RB (Christus Health) Series 2009A	5.00%		07/01/12		3,500,000	3,637,270

						5,761,021

MARYLAND 1.5%
Maryland Community Development Administration
Housing RB Series 1996A	5.88%		07/01/16		105,000	105,043
Maryland Health & Higher Educational Facilities Auth
RB (Johns Hopkins Univ) Series 2008A	5.25%		07/01/38		5,000,000	5,146,600
Prince George’s Cnty
COP (Public Safety Communications Center) Series 2011	5.00%		10/01/30		1,000,000	1,027,550

						6,279,193

MASSACHUSETTS 4.1%
Chatham
GO Refunding Bonds	4.00%		07/01/13		285,000	304,756
GO Refunding Bonds	4.00%		07/01/14		110,000	119,603
GO Refunding Bonds	5.00%		07/01/16		250,000	288,538
GO Refunding Bonds	5.00%		07/01/17		295,000	343,156
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2004A	5.25%	07/01/14	07/01/31	(a)(f)	7,000,000	7,944,090
Assessment Bonds Series 2005A	5.00%		07/01/14		850,000	945,319
Massachusetts Development Finance Agency
RB (Boston College) Series Q1	4.00%		07/01/16		950,000	1,029,524
RB (New England Conservatory of Music) Series 2008	4.00%		07/01/12		120,000	122,033
RB (New England Conservatory of Music) Series 2008	4.00%		07/01/15		375,000	379,594
Massachusetts Health & Educational Facilities Auth
RB (Northeastern Univ) Series 2008T3	2.70%	02/20/14	10/01/37		2,000,000	2,011,800
Massachusetts State College Building Auth
RB Series 2009B	5.00%		05/01/25		1,320,000	1,404,718
RB Series 2009B	5.00%		05/01/26		1,030,000	1,086,454
Massachusetts Turnpike Auth
Turnpike RB Series 1993A	5.00%		01/01/20	(a)	725,000	834,982

						16,814,567

MICHIGAN 3.4%
Delta Cnty Economic Development Corp
Environmental Improvement Refunding RB (MeadWestvaco-Escanaba Paper) Series 2002	6.25%	04/15/12	04/15/27	(a)	1,000,000	1,064,060
Grand Rapids
Refunding RB Series 2010	5.00%		01/01/25		1,000,000	1,070,180
Refunding RB Series 2010	5.00%		01/01/26		1,345,000	1,427,610
Refunding RB Series 2010	5.00%		01/01/27		2,000,000	2,126,240
Michigan
Refunding Bonds (State Trunk Line Fund) Series 2009	5.00%		11/01/22		2,900,000	3,130,202
Michigan Finance Auth
Refunding RB (Trinity Health) Series 2010A	4.00%		12/01/13		1,000,000	1,056,700
Refunding RB (Trinity Health) Series 2010A	5.00%		12/01/15		1,000,000	1,102,210
Michigan State Hospital Finance Auth
Refunding RB (Trinity Health) Series 2008A1	5.25%		12/01/15		1,500,000	1,669,905

See financial notes 21

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
Wayne Cnty Community College
Bonds Series 1999	5.50%		07/01/19		1,000,000	1,009,010

						13,656,117

MINNESOTA 0.6%
Minneapolis & St. Paul HRA
Health Care Facilities RB (Children’s Health Care) Series 1995B	3.00%		08/15/11		250,000	252,228
Health Care Facilities RB (Children’s Health Care) Series 2010A	2.00%		08/15/11		330,000	331,640
Health Care Facilities RB (Children’s Health Care) Series 2010A	3.00%		08/15/12		275,000	281,372
Health Care Facilities RB (Children’s Hospitals & Clinics) Series 2004A1	3.00%		08/15/12		500,000	514,210
St. Paul Housing & Redevelopment Auth
Health Care RB (Gillette Children’s Specialty Healthcare) Series 2010	3.00%		02/01/12		250,000	252,742
Health Care RB (Gillette Children’s Specialty Healthcare) Series 2010	3.00%		02/01/13		750,000	758,490

						2,390,682

MISSOURI 1.5%
Boone Cnty
Hospital RB (Boone Hospital Center) Series 2008	5.00%		08/01/13	(f)	1,600,000	1,692,992
Hanley Road & North of Folk Ave Transportation Development District
Transportation Sales Tax RB Series 2005	5.00%	10/01/12	10/01/25	(a)	1,260,000	1,345,680
Missouri Environmental Improvement & Energy Resources Auth
Water Pollution Control & Drinking Water Refunding RB Series 2010A	5.00%		01/01/21		1,950,000	2,252,055
Missouri Health & Educational Facilities Auth
Health Facilities RB (SSM Health Care) Series 2002A	5.25%		06/01/12		800,000	837,544

						6,128,271

NEBRASKA 0.7%
Nebraska Public Power District
General RB Series 2010C	4.00%		01/01/16		2,000,000	2,153,520
General RB Series 2010C	5.00%		01/01/19		500,000	565,930
Omaha
Sanitary Sewerage System Refunding RB Series 2010A	3.00%		12/01/18		100,000	100,617

						2,820,067

NEVADA 2.1%
Clark Cnty
Airport System Jr Sub Lien Revenue Notes Series 2010E2	5.00%		07/01/12		2,000,000	2,085,980
Airport System RB Sr Series 2010D	5.00%		07/01/17		1,000,000	1,083,250
Airport System RB Sr Series 2010D	5.00%		07/01/18		1,750,000	1,885,450
Passenger Facility Charge Sub Lien RB (Las Vegas-McCarran) Series 2008A	5.00%		07/01/15		1,115,000	1,202,015
Nevada
Highway Improvement RB (Motor Vehicle Fuel Tax) Series 2004	5.50%		12/01/18		1,890,000	2,066,601

						8,323,296

NEW HAMPSHIRE 0.7%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%		06/01/19		400,000	464,368
RB (Dartmouth-Hitchcock) Series 2009	6.00%		08/01/38		600,000	615,078
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%		07/01/38		1,655,000	1,788,029

						2,867,475

NEW JERSEY 3.9%
Cranbury Township
General Improvement Refunding Bonds	2.75%		12/01/15	(f)	430,000	449,690

22 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
General Improvement Refunding Bonds	3.00%		12/01/16		320,000	336,746
General Improvement Refunding Bonds	3.00%		12/01/17		285,000	296,485
General Improvement Refunding Bonds	4.00%		12/01/18		400,000	439,924
General Improvement Refunding Bonds	3.50%		12/01/19		410,000	432,763
Middlesex Cnty Improvement Auth
Capital Equipment RB Series 2010	3.00%		09/15/14		2,935,000	3,086,974
Lease RB Series 2008	4.00%		12/15/15		415,000	453,666
Lease Refunding RB (Youth Detention Center) Series 2010	2.00%		07/01/14		430,000	436,949
Lease Refunding RB (Youth Detention Center) Series 2010	3.00%		07/01/16		225,000	234,344
Monmouth Cnty Improvement Auth
Governmental Loan RB Series 2008	5.25%		12/01/18		85,000	100,443
Governmental Loan RB (Atlantic Highlands) Series 2010	3.00%		02/01/13		245,000	254,631
New Jersey
COP (Equipment Lease Purchase) Series 2009A	5.25%		06/15/28		500,000	507,000
COP (Equipment Lease Purchase) Series 2009A	5.25%		06/15/29		150,000	150,787
New Jersey Building Auth
Refunding RB Series 2009B	4.00%		12/15/19		135,000	132,250
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2011GG	5.00%		09/01/16		1,000,000	1,073,350
School Facilities Construction Refunding Bonds Series 2011GG	5.00%		09/01/19		2,500,000	2,636,175
New Jersey Educational Facilities Auth
Refunding RB (Princeton Theological Seminary) Series 2009B	5.00%		07/01/19		140,000	163,184
New Jersey Health Care Facilities Financing Auth
Refunding RB (Atlantic Health System) Series 1997A	6.00%		07/01/12	(a)(f)	2,000,000	2,143,700
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C	5.50%		12/15/15		110,000	121,287
Transportation System Bonds Series 2005D	5.00%	06/15/15	06/15/17	(a)	2,000,000	2,288,420
Princeton Township
General Improvement Refunding Bonds	4.00%		09/01/12		75,000	78,812
General Improvement Refunding Bonds	4.00%		09/01/13		125,000	134,440

						15,952,020

NEW MEXICO 1.0%
Albuquerque
Sub Lien Airport Refunding RB Series 2008E	5.00%		07/01/12	(f)	1,150,000	1,202,383
Bernalillo Cnty
GO Refunding Bonds Series 2010	3.50%		02/01/17		330,000	354,410
GO Refunding Bonds Series 2010	4.00%		02/01/19		500,000	546,015
GO Refunding Bonds Series 2010	4.00%		02/01/20		255,000	276,050
GO Refunding Bonds Series 2010	4.00%		02/01/21		1,065,000	1,134,832
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.25%		08/01/15		500,000	544,205
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.50%		08/01/16		10,000	10,993

						4,068,888

NEW YORK 8.2%
Lake Success
GO Refunding Bonds Series 2010B	4.00%		12/01/18		360,000	389,617
GO Refunding Bonds Series 2010B	4.00%		12/01/19		125,000	134,249
Long Island Power Auth
Electric System General RB Series 2009A	5.00%		04/01/15		570,000	628,163
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%		11/15/18		145,000	166,952
New York City
GO Bonds Fiscal 2002 Series G	5.75%	08/01/12	08/01/16	(a)	60,000	64,459
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2011 Series EE	5.38%		06/15/40		2,810,000	2,857,882
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2011 Series D1	5.00%		02/01/35		5,000,000	5,007,500
Future Tax Secured Sub RB Fiscal 2010 Series C1	4.00%		08/01/16		3,000,000	3,262,830
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%		11/01/17		1,000,000	1,134,110
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%		11/01/18		1,000,000	1,138,880
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%		11/01/19		1,000,000	1,136,800

See financial notes 23

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%		11/01/20		1,000,000	1,134,260
New York State Dormitory Auth
Master BOCES Program Lease RB (Oneida Herkimer Madison) Series 2008	5.25%		08/15/16		950,000	1,069,434
Mental Health Services Facilities RB Series 2010A	4.00%		02/15/12		200,000	205,754
Mental Health Services Facilities RB Series 2010A	4.00%		02/15/13		1,000,000	1,051,820
RB (Cornell Univ) Series 1990B	5.00%		07/01/18		380,000	436,924
RB (New York Univ Hospitals Center) Series 2011A	5.00%		07/01/15		1,000,000	1,083,100
RB (New York Univ Hospitals Center) Series 2011A	5.00%		07/01/19		1,420,000	1,480,790
RB (Orange Regional Medical Center) Series 2008	5.50%		12/01/11		370,000	374,196
State Personal Income Tax RB Series 2009A	5.00%		02/15/18		3,000,000	3,438,630
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2010A	5.00%		06/15/26		2,760,000	2,952,234
New York State Thruway Auth
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%		04/01/16		605,000	641,784
Local Highway & Bridge Service Contract Bonds Series 2009	5.00%		04/01/16		1,675,000	1,855,783
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%		04/01/17		800,000	845,496
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1	5.00%		12/15/17		570,000	661,468

						33,153,115

NORTH CAROLINA 1.5%
Durham Cnty
COP Series 2009A	4.00%		06/01/18		2,000,000	2,131,960
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	4.00%		01/01/15		1,415,000	1,458,002
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	4.00%		01/01/17		1,390,000	1,394,962
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	3.50%		01/01/18		370,000	349,206
Winston-Salem
GO Refunding Bonds Series 2010B	5.00%		06/01/22		785,000	897,946

						6,232,076

OHIO 1.1%
Bowling Green State Univ
General Receipts Bonds Series 2010A	2.00%		06/01/12		125,000	125,844
General Receipts Bonds Series 2010A	3.00%		06/01/13		895,000	917,312
Butler Cnty
Hospital Facilities RB (UC Health) Series 2010	3.00%		11/01/14		635,000	619,252
Hospital Facilities RB (UC Health) Series 2010	3.00%		11/01/15		705,000	672,091
Mahoning Cnty Career & Technical Center
COP Series 2008	6.25%	12/01/11	12/01/36	(a)	190,000	198,297
Ohio Water Development Auth
RB (Pollution Control Loan Fund) Series 2010A	5.00%		12/01/24		1,500,000	1,636,275
Westerville
GO Limited Tax Bonds Series 2010	4.00%		12/01/18		365,000	400,354

						4,569,425

OKLAHOMA 0.5%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	5.00%		09/01/16	(f)	945,000	1,052,739
Oklahoma Cnty Finance Auth
Educational Facilities Lease RB (Putnam Public Schools) Series 2010	3.00%		03/01/11		1,000,000	1,000,000

						2,052,739

OREGON 0.3%
Chemeketa Community College District
GO Bonds Series 2008	5.50%		06/15/24		375,000	419,250

24 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
Forest Grove
Student Housing RB (Oak Tree Foundation) Series 2007	5.00%		03/01/14	(c)(d)	710,000	708,630

						1,127,880

PENNSYLVANIA 3.1%
Lehigh Cnty General Purpose Auth
Hospital RB (St Luke’s Hospital of Bethlehem) Series 2003	5.38%	08/15/13	08/15/33	(a)	1,900,000	2,109,969
Montgomery Cnty Higher Education & Health Auth
RB (Arcadia Univ) Series 2010	5.25%		04/01/30		1,060,000	990,877
Pennsylvania
COP (Dept of Corrections) Series 2010A	3.00%		04/01/18		795,000	786,979
COP (Dept of Corrections) Series 2010A	3.05%		10/01/18		1,830,000	1,810,419
COP (Dept of Corrections) Series 2010A	3.30%		10/01/19		1,005,000	993,875
COP (Dept of Corrections) Series 2010A	3.50%		04/01/20		580,000	575,975
Pennsylvania Economic Development Financing Auth
Solid Waste Disposal RB (Waste Management) Series 2006	2.75%		09/01/13		2,000,000	2,027,520
Pennsylvania Intergovernmental Coop Auth
Special Tax Refunding RB (Philadelphia Funding Program) Series 2010	5.00%		06/15/18		2,000,000	2,286,580
Special Tax Refunding RB (Philadelphia Funding Program) Series 2010	5.00%		06/15/20		1,070,000	1,215,295

						12,797,489

PUERTO RICO 2.5%
Puerto Rico
Public Improvement Refunding Bonds Series 2006A	5.00%		07/01/16		1,750,000	1,811,880
Puerto Rico Electric Power Auth
Power RB Series LL	5.50%		07/01/19		2,290,000	2,467,223
Puerto Rico Sales Tax Financing Corp
Sales Tax RB First Sub Series 2009A	5.75%		08/01/37		5,000,000	4,952,800
Sales Tax RB First Sub Series 2010A	5.63%		08/01/30		1,000,000	992,360

						10,224,263

RHODE ISLAND 0.0%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 10A	6.50%		10/01/22	(f)	20,000	20,016

SOUTH CAROLINA 0.9%
Beaufort-Jasper Water & Sewer Auth
Waterworks & Sewer System Refunding RB Series 2010B	5.00%		03/01/22		570,000	647,474
Waterworks & Sewer System Refunding RB Series 2010B	5.00%		03/01/23		495,000	562,018
Medical Univ Hospital Auth
Hospital Facilities Refunding RB Series 2002A	6.50%	08/15/12	08/15/32	(a)(f)	2,000,000	2,172,840
South Carolina Jobs Economic Development Auth
Hospital Refunding & Improvement RB (Palmetto Health) Series 2009	3.00%		08/01/12		95,000	95,103

						3,477,435

SOUTH DAKOTA 0.4%
South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2009	5.00%		11/01/16		385,000	416,050
RB (Sanford Health) Series 2009	5.00%		11/01/17		1,000,000	1,070,590

						1,486,640

TENNESSEE 0.7%
Memphis
Electric System Sub Refunding RB Series 2010	2.50%		12/01/14		270,000	279,393
Electric System Sub Refunding RB Series 2010	5.00%		12/01/14		1,000,000	1,125,400

See financial notes 25

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
Electric System Sub Refunding RB Series 2010	4.00%		12/01/16		500,000	546,325
Williamson Cnty
GO Refunding Bonds Series 2010A	4.00%		03/01/18		645,000	707,165

						2,658,283

TEXAS 6.0%
Brownsboro ISD
Unlimited Tax GO & Refunding Bonds Series 2011	5.00%		08/15/30	(a)(e)	1,200,000	1,254,204
Collin Cnty
Limited Tax Refunding & Permanent Improvement Bonds Series 2009A	4.00%		02/15/19		695,000	755,618
Conroe ISD
Unlimited Tax GO Bonds Series 2011	5.00%		02/15/30	(a)(e)	2,105,000	2,194,399
Unlimited Tax Refunding Bonds Series 2004B	1.50%		02/15/12	(a)	10,000	10,102
Unlimited Tax Refunding Bonds Series 2004B	2.00%		02/15/13	(a)(f)	80,000	81,870
Unlimited Tax Refunding Bonds Series 2004B	3.50%		02/15/19	(a)	75,000	78,992
Del Valle ISD
Unlimited Tax Refunding Bonds Series 2010	4.00%		02/01/12	(a)	250,000	258,130
Unlimited Tax Refunding Bonds Series 2010	4.00%		02/01/13	(a)	250,000	265,190
El Paso
Water & Sewer Refunding RB Series 2008C	5.00%		03/01/19		500,000	559,660
Fort Bend Cnty
Limited Tax & Refunding Bonds Series 2009	5.00%		03/01/17		250,000	287,293
Fort Worth
Combination Tax & Parking Revenue GO Bonds Series 2009	4.45%		03/01/18	(c)	2,000,000	2,146,340
Galveston Cnty
Limited Tax Flood Control Bonds Series 2009C1	3.00%		02/01/15		110,000	114,286
Limited Tax Flood Control Bonds Series 2009C1	3.00%		02/01/16		105,000	108,789
Limited Tax Flood Control Bonds Series 2009C1	3.50%		02/01/18		550,000	576,499
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital System) Series 2009B2	5.00%	06/01/13	12/01/41		1,000,000	1,075,790
Harris Cnty Flood Control District
Contract Tax Bonds Series 2010A	3.85%		10/01/34		2,000,000	2,047,320
Houston
First Lien Refunding RB Series 2004C1	5.00%	05/15/11	05/15/34	(f)	1,000,000	1,009,390
Katy ISD
Refunding Bonds Series 2010A	4.00%		02/15/13	(a)	1,200,000	1,274,388
Klein ISD
Unlimited Tax Refunding Bonds Series 2009A	4.00%		08/01/17		710,000	777,116
Lone Star College System
Maintenance Tax Notes Series 2009	3.25%		09/15/18		150,000	155,589
San Antonio
Electric & Gas Systems Refunding RB Series 2002	5.38%		02/01/14		1,000,000	1,113,900
Electric & Gas Systems Refunding RB Series 2009D	5.00%		02/01/17		1,130,000	1,293,002
Texas Public Finance Auth
Unemployment Compensation Obligation Assessment RB Series 2010A	2.60%		07/01/20		5,000,000	4,998,150
Travis Cnty
Limited Tax Refunding Bonds Series 2009	5.00%		03/01/18		1,875,000	2,167,575

						24,603,592

UTAH 0.7%
Riverton
RB (IHC Health Services) Series 2009	5.00%		08/15/15		950,000	1,054,500
Salt Lake Cnty
Sales Tax Refunding RB Series 2010A	3.00%		02/01/15		725,000	759,387
Sales Tax Refunding RB Series 2010A	3.00%		02/01/16		300,000	313,962
Sales Tax Refunding RB Series 2010A	4.00%		02/01/17		645,000	704,146

						2,831,995

VIRGINIA 2.2%
Arlington Cnty IDA
Hospital Refunding RB (Virginia Hospital Center) Series 2010	5.00%		07/01/18		2,700,000	2,925,153

26 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
Chesterfield Cnty Economic Development Auth
Public Facility Refunding RB (Juvenile Courts) Series 2010A	2.00%		01/01/16		180,000	180,493
Public Facility Refunding RB (Juvenile Courts) Series 2010A	2.50%		01/01/17		175,000	177,375
Public Facility Refunding RB (Juvenile Courts) Series 2010A	4.00%		01/01/19		455,000	493,129
Public Facility Refunding RB (Juvenile Courts) Series 2010A	3.00%		01/01/20		650,000	648,485
Fairfax Cnty IDA
Hospital RB (Inova Health) Series 2009A	5.00%		05/15/17		90,000	99,788
Hanover Cnty
Public Improvement Refunding RB Series 2011A	5.25%		01/15/31		750,000	801,780
Henrico Cnty
GO Refunding Bonds Series 2009	4.00%		03/01/18		95,000	105,704
Leesburg
GO Refunding Bonds Series 2009B	4.00%		02/01/12		200,000	206,504
GO Refunding Bonds Series 2009B	3.00%		02/01/13		60,000	62,522
Richmond
GO Bonds Series 2009A	4.00%		07/15/16		85,000	93,700
GO Bonds Series 2009B	4.00%		07/15/14		2,545,000	2,773,236
Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A	4.00%		03/01/20		225,000	224,327

						8,792,196

WASHINGTON 0.5%
Energy Northwest
Electric Refunding RB (Project No. 3) Series 2009A	5.25%		07/01/18		1,000,000	1,172,820
Kent SD No. 415
Unlimited Tax GO Refunding Bonds Series 1993A	5.55%		12/01/11		130,000	130,840
Washington
GO Bonds Series 1990A	6.75%		02/01/15		825,000	899,283

						2,202,943

WISCONSIN 2.6%
Kaukauna Area SD
GO Refunding Bonds	2.00%		03/01/12		1,100,000	1,110,747
GO Refunding Bonds	3.00%		03/01/13		1,000,000	1,032,160
GO Refunding Bonds	3.00%		03/01/14		1,745,000	1,806,302
GO Refunding Bonds	3.00%		03/01/15		1,000,000	1,025,410
Wisconsin
General Fund Annual Appropriation Bonds Series 2009A	6.00%		05/01/26		900,000	1,006,281
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2009B1	4.75%	08/15/14	08/15/25		1,475,000	1,550,077
RB (Aurora Health Care) Series 2009B2	5.13%	08/15/16	08/15/27		1,250,000	1,319,475
RB (Children’s Hospital of Wisconsin) Series 2008B	4.20%		08/15/18		450,000	463,937
RB (Children’s Hospital of Wisconsin) Series 2008B	5.38%		08/15/24		1,050,000	1,108,338

						10,422,727

Total Fixed-Rate Obligations
(Cost $372,536,481)						378,351,739

Variable-Rate Obligations 7.8% of net assets

CALIFORNIA 3.1%
California
Economic Recovery Bonds Series 2004C4	0.17%	03/01/11	07/01/23	(a)	200,000	200,000
GO Bonds Series 2004A5	0.18%	03/01/11	05/01/34	(a)	2,000,000	2,000,000
California Infrastructure & Economic Development Bank
RB ( J. Paul Getty Trust) Series 2004B	0.14%	03/01/11	10/01/23		1,000,000	1,000,000
Refunding RB (PG&E) Series 2009C	0.19%	03/01/11	12/01/16	(a)	1,000,000	1,000,000
Irvine Assessment District
Limited Obligation Improvement Bonds (Assessment District No. 05-21) Series A	0.24%	03/01/11	09/02/31	(a)	1,000,000	1,000,000
Santa Clara
Sub Electric RB Series 2008A	0.24%	03/01/11	07/01/34	(a)	1,000,000	1,000,000

See financial notes 27

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
Southern California Metropolitan Water District
Water RB Series 2001C1	0.16%	03/01/11	07/01/36	(b)	3,200,000	3,200,000
Univ of California
Medical Center Pooled RB Series 2007B2	0.19%	03/01/11	05/15/32	(b)	3,250,000	3,250,000

						12,650,000

ILLINOIS 0.5%
Chicago
Sales Tax Refunding RB Series 2002	0.18%	03/01/11	01/01/34	(b)	2,000,000	2,000,000

LOUISIANA 0.7%
East Baton Rouge Parish
Pollution Control Refunding RB	0.15%	03/01/11	11/01/19		3,000,000	3,000,000

MASSACHUSETTS 1.5%
Massachusetts
GO Bonds Consolidated Loan Series 2006A	0.28%	03/01/11	03/01/26	(b)	1,400,000	1,400,000
GO Refunding Bonds Series 2010A	0.64%	03/03/11	02/01/13		1,500,000	1,499,325
GO Refunding Bonds Series 2011A	0.94%	03/01/11	02/01/15		1,000,000	999,990
Massachusetts Health & Educational Facilities Auth
RB (Tufts Univ) Series 2008N1	0.21%	03/01/11	08/15/40	(b)	2,000,000	2,000,000

						5,899,315

NEW JERSEY 0.2%
New Jersey Economic Development Auth
School Facilities Construction Bonds Series 2006R1	0.19%	03/01/11	09/01/31	(a)	1,000,000	1,000,000

NEW YORK 0.2%
New York City
GO Bonds Fiscal 2008 Series J4	0.22%	03/01/11	08/01/25	(b)	1,000,000	1,000,000

OHIO 0.3%
Ohio Higher Educational Facility Commission
Refunding RB (Case Western Reserve Univ) Series 2008B1	0.20%	03/01/11	12/01/44	(a)	1,200,000	1,200,000

PENNSYLVANIA 0.4%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010F	1.31%	08/01/13	05/15/38		1,500,000	1,503,510

TEXAS 0.9%
Port of Port Arthur Navigation District
Environmental Facilities RB (Motiva Enterprises) Series 2009A	0.20%	03/01/11	12/01/39		3,500,000	3,500,000

Total Variable-Rate Obligations
(Cost $31,750,845)						31,752,825

End of Investments.

At 02/28/11, the tax basis cost of the fund’s investments was $404,288,734 and the unrealized appreciation and depreciation were $7,579,394 and ($1,763,564), respectively, with a net unrealized appreciation of $5,815,830.

(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,854,970 or 0.7% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $708,630 or 0.2% of net assets.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is held as collateral for delayed-delivery securities.
(g)	Zero Coupon Bond.

28 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
ISD —	Independent school district
RB —	Revenue bond
SD —	School district
S/F —	Single-family
UHSD —	Union high school district
USD —	Unified school district

See financial notes 29

 Schwab Tax-Free Bond Fund

Statement of
Assets and Liabilities
As of February 28, 2011; unaudited

Assets

Investments, at value (cost $404,287,326)		$410,104,564
Cash		672,512
Receivables:
Investments sold		2,287,087
Interest		3,700,933
Fund shares sold		1,325,990
Prepaid expenses	+	2,808

Total assets		418,093,894

Liabilities

Payables:
Investments bought		10,279,941
Investment adviser and administrator fees		10,902
Shareholder services fees		8,702
Distributions to shareholders		398,579
Fund shares redeemed		292,753
Trustees’ fees		2,175
Accrued expenses	+	38,184

Total liabilities		11,031,236

Net Assets

Total assets		418,093,894
Total liabilities	−	11,031,236

Net assets		$407,062,658

Net Assets by Source
Capital received from investors		403,331,727
Net investment income not yet distributed		40,502
Net realized capital losses		(2,126,809)
Net unrealized capital gains		5,817,238

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$407,062,658		36,492,436		$11.15

30 See financial notes

 Schwab Tax-Free Bond Fund

Statement of
Operations
For September 1, 2010 through February 28, 2011; unaudited

Investment Income

Interest		$6,748,452

Expenses

Investment adviser and administrator fees		635,611
Shareholder service fees		515,730
Portfolio accounting fees		40,701
Shareholder reports		23,158
Registration fees		18,211
Professional fees		16,729
Transfer agent fees		11,474
Custodian fees		7,168
Trustees’ fees		4,890
Interest expense		314
Other expenses	+	5,910

Total expenses		1,279,896
Expense reduction by adviser and Schwab	−	241,417
Custody credits	−	320

Net expenses	−	1,038,159

Net investment income		5,710,293

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(417,683)
Net unrealized losses on investments	+	(15,977,716)

Net realized and unrealized losses		(16,395,399)

Decrease in net assets resulting from operations		($10,685,106)

See financial notes 31

 Schwab Tax-Free Bond Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

9/1/10-2/28/11			9/1/09-8/31/10
Net investment income		$5,710,293	$9,265,548
Net realized gains (losses)		(417,683)	6,759,171
Net unrealized gains (losses)	+	(15,977,716)	15,956,768

Increase (decrease) in net assets from operations		(10,685,106)	31,981,487

Distributions to shareholders

Distributions from net investment income		(5,717,543)	(9,298,762)
Distribution from net realized gains	+	(6,038,451)	(3,135,378)

Total distributions		($11,755,994)	($12,434,140)

Transactions in Fund Shares

		9/1/10-2/28/11		9/1/09-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,072,833	$148,091,766	25,578,202	$289,670,972
Shares reinvested		668,551	7,513,440	694,004	7,855,563
Shares redeemed	+	(15,303,577)	(172,165,620)	(10,790,237)	(121,964,678)

Net transactions in fund shares		(1,562,193)	($16,560,414)	15,481,969	$175,561,857

Shares Outstanding and Net Assets

		9/1/10-2/28/11		9/1/09-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		38,054,629	$446,064,172	22,572,660	$250,954,968
Total increase (decrease)	+	(1,562,193)	(39,001,514)	15,481,969	195,109,204

End of period		36,492,436	$407,062,658	38,054,629	$446,064,172

Net investment income not yet distributed			$40,502		$47,752

32 See financial notes

Schwab California Tax-Free Bond Fund™

Financial Statements

Financial Highlights

	9/1/10–	9/1/09–	9/1/08–	9/1/07–	9/1/06–	9/1/05–
	2/28/11*	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06

Per-Share Data ($)

Net asset value at beginning of period	11.94	11.30	11.37	11.30	11.66	11.84

Income (loss) from investment operations:
Net investment income (loss)	0.18	0.35	0.42	0.47	0.48	0.49
Net realized and unrealized gains (losses)	(0.53)	0.64	(0.07)	0.07	(0.30)	(0.17)

Total from investment operations	(0.35)	0.99	0.35	0.54	0.18	0.32
Less distributions:
Distributions from net investment income	(0.18)	(0.35)	(0.42)	(0.47)	(0.48)	(0.49)
Distributions from net realized gains	(0.10)	—	—	—	(0.06)	(0.01)

Total distributions	(0.28)	(0.35)	(0.42)	(0.47)	(0.54)	(0.50)

Net asset value at end of period	11.31	11.94	11.30	11.37	11.30	11.66

Total return (%)	(3.00)[1]	8.89	3.24	4.89	1.57	2.78

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49 [2]	0.49	0.49	0.49	0.56	0.60
Gross operating expenses	0.59 [2]	0.59	0.60	0.61	0.61	0.60
Net investment income (loss)	3.09 [2]	2.99	3.82	4.16	4.15	4.19
Portfolio turnover rate	30 [1]	88	119	89	19	19
Net assets, end of period ($ x 1,000,000)	368	446	361	308	217	205

* Unaudited.
1 Not annualized
2 Annualized.

See financial notes 33

 Schwab California Tax-Free Bond Fund

Portfolio Holdings as of February 28, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). The effective maturity date is the date of a put or demand feature, if the security has one. The final maturity date is the final legal maturity of the security. For variable-rate obligations, the rate shown is the rate as of the report date, and the effective maturity date shown is the next interest rate change date and the final maturity date is the final legal maturity of the security.

			Cost	Value
Holdings by Category			($)	($)

96.1%		Fixed-Rate Obligations	349,043,537	353,329,121
4.1%		Variable-Rate Obligations	15,210,000	15,181,986

100.2%		Total Investments	364,253,537	368,511,107
(0	.2)%	Other Assets and Liabilities, Net		(810,976)

100.0%		Net Assets		367,700,131

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)

Fixed-Rate Obligations 96.1% of net assets

CALIFORNIA 91.5%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%		09/01/20	(a)(g)	5,000,000	4,979,550
RB (Channing House) Series 2010	5.25%		05/15/20	(a)	2,000,000	2,021,660
RB (Sharp HealthCare) Series 2009B	6.00%		08/01/24	(g)	925,000	966,523
RB (Sharp Healthcare) Series 2011A	6.00%		08/01/30		1,000,000	997,660
Tax Allocation RB (California Redevelopment Agency Pool) Series 1997A6	5.25%		12/15/17	(a)	95,000	95,103
Acton-Agua Dulce USD
GO Bonds Series A	5.00%		08/01/26	(g)	1,190,000	1,236,303
Alameda Corridor Transportation Auth
Sr Lien RB Series 1999A	5.13%		10/01/16	(g)	1,170,000	1,178,646
Alameda-Contra Costa Transit District
COP (FHR Computer System Financing) Series 2007	4.00%		08/01/12	(g)	810,000	839,549
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	4.50%		08/01/17		1,165,000	1,254,227
Sr Lease RB Series 1997A	6.00%		09/01/24	(g)	5,000,000	5,626,600
Beverly Hills Public Finance Auth
Lease RB Series 2010A	4.00%		06/01/13		800,000	849,264
Lease RB Series 2010A	4.00%		06/01/14		160,000	172,038
Lease RB Series 2010A	4.00%		06/01/15		155,000	167,682
Lease RB Series 2010A	4.00%		06/01/16		100,000	108,557
California
Economic Recovery Bonds Series 2004A	5.00%		07/01/12		1,310,000	1,377,858
Economic Recovery Bonds Series 2004A	5.25%		07/01/13	(a)	165,000	182,262
Economic Recovery Bonds Series 2004A	5.25%		07/01/13		225,000	244,442
GO Bonds	5.50%		04/01/19		1,000,000	1,133,620
GO Bonds	5.00%		11/01/19		3,000,000	3,284,280
GO Bonds	5.00%	02/01/12	02/01/21	(a)	600,000	625,410
GO Bonds	5.00%		11/01/25		5,000,000	5,087,850
GO Bonds Series 2000	5.63%		05/01/18		50,000	50,290
California Dept of Water Resources
Power Supply RB Series 2002A	6.00%	05/01/12	05/01/15	(a)	750,000	806,617
Power Supply RB Series 2002A	5.50%	05/01/12	05/01/16	(a)	4,110,000	4,396,467
Power Supply RB Series 2002A	5.38%	05/01/12	05/01/17	(a)	1,860,000	1,986,945
Power Supply RB Series 2002A	5.75%	05/01/12	05/01/17	(a)(g)	3,000,000	3,217,770
Power Supply RB Series 2002A	5.38%	05/01/12	05/01/18	(a)	2,590,000	2,766,767
Power Supply RB Series 2005F5	5.00%		05/01/22		3,000,000	3,227,610
Power Supply RB Series 2008H	4.50%		05/01/17		1,900,000	2,087,207
Power Supply RB Series 2010M	4.00%		05/01/19		1,000,000	1,051,880

34 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
Water System RB (Central Valley) Series AE	5.00%		12/01/21		55,000	60,532
Water System RB (Central Valley) Series AI	5.00%		12/01/16	(f)	2,000,000	2,242,720
California Educational Facilities Auth
RB (Univ of San Francisco) Series 2011	5.00%		10/01/14		1,000,000	1,072,260
RB (Univ of San Francisco) Series 2011	5.00%		10/01/16		1,200,000	1,283,556
RB (Univ of Southern California) Series 2009C	5.25%		10/01/24	(g)	2,000,000	2,244,260
California Health Facilities Financing Auth
Insured RB (Community Program for Persons with Developmental Disabilities) Series 2011A	5.25%		02/01/15	(a)	1,345,000	1,424,637
Insured RB (Community Program for Persons with Developmental Disabilities) Series 2011A	5.25%		02/01/20	(a)	1,000,000	1,021,360
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.25%		12/01/12	(a)(g)	100,000	103,035
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.38%		12/01/13	(a)(g)	170,000	177,387
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.63%		12/01/15	(a)	200,000	212,172
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.75%		12/01/16	(a)	340,000	361,743
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.88%		12/01/17	(a)	200,000	210,606
Insured RB (NCROC Paradise Valley Estates) Series 2005	5.00%		12/01/18	(a)	175,000	186,186
RB (Adventist Health System West) Series 2009C	5.00%		03/01/14		750,000	803,775
RB (Catholic Healthcare West) Series 2009B	5.00%	07/02/12	07/01/28	(g)	3,960,000	4,135,943
RB (Catholic Healthcare West) Series 2009F	5.00%	07/01/14	07/01/27		1,500,000	1,610,535
RB (Scripps Health) Series 2008A	5.00%		10/01/16	(g)	3,285,000	3,576,018
RB (St. Joseph Health System) Series 2009A	5.75%		07/01/39		1,800,000	1,724,724
RB (St. Joseph Health System) Series 2009C	5.00%	10/16/14	07/01/34		3,000,000	3,244,950
RB (Sutter Health) Series 2008A	5.00%		08/15/12	(g)	1,705,000	1,789,517
California Infrastructure & Economic Development Bank
RB (California Independent Systems Operator) Series 2009A	5.25%		02/01/21		2,900,000	2,980,214
RB (Sanford Consortium) Series 2010A	4.00%		05/15/17		315,000	335,998
RB (Sanford Consortium) Series 2010A	4.00%		05/15/18		775,000	820,702
RB (Sanford Consortium) Series 2010A	4.50%		05/15/19		500,000	538,305
RB (Sanford Consortium) Series 2010A	5.00%		05/15/20		360,000	400,648
RB (USC-Soto St Health Sciences Building) Series 2010	5.00%		12/01/19		470,000	533,295
RB (USC-Soto St Health Sciences Building) Series 2010	3.25%		12/01/21		1,000,000	959,010
RB (USC-Soto St Health Sciences Building) Series 2010	5.00%		12/01/23		720,000	775,181
Refunding RB (J. Paul Getty Trust) Series 2007A1	2.50%	04/01/13	10/01/47	(g)	2,000,000	2,059,020
Refunding RB (Pepperdine Univ) Series 2010	5.00%		11/01/25		250,000	257,603
Refunding RB (Pepperdine Univ) Series 2010	5.00%		11/01/26		500,000	509,115
Refunding RB (Pepperdine Univ) Series 2010	5.00%		11/01/27		300,000	304,617
Refunding RB (Pepperdine Univ) Series 2010	5.00%		11/01/29		500,000	499,965
California Municipal Finance Auth
Solid Waste Disposal RB (Waste Management) Series 2004	3.00%		09/01/14		1,800,000	1,788,768
Solid Waste Disposal RB (Waste Management) Series 2008A	1.63%	09/01/11	02/01/19		1,000,000	999,680
California Public Works Board
Lease RB Series 2009I1	6.63%		11/01/34		2,750,000	2,879,607
Lease RB (California State Univ) Series 2009J	6.00%		11/01/29		450,000	470,660
Lease RB (Dept of Corrections) Series 1993E	5.50%		06/01/15		555,000	583,033
California School Cash Reserve Program Auth
Sr Bonds 2010-2011 Series A	2.00%		03/01/11		3,000,000	3,000,000
California Statewide Communities Development Auth
Collateralized RB (Sunnyside/Vermont) Series 2001A	7.00%		04/20/36	(a)	3,845,000	4,043,133
M/F Housing RB (740 S Olive St Apts) Series 2009L	2.10%		07/20/14	(a)	565,000	561,700
RB (Cottage Health System) Series 2010	5.00%		11/01/16		225,000	240,993
RB (Cottage Health System) Series 2010	5.00%		11/01/17		475,000	503,652
RB (Cottage Health System) Series 2010	5.00%		11/01/18		600,000	630,732
RB (Enloe Medical Center) Series 2008A	5.25%		08/15/12	(a)	975,000	1,018,914
RB (Enloe Medical Center) Series 2008A	5.50%		08/15/13	(a)	250,000	268,268
RB (Kaiser Permanente) Series 2002C	3.85%	06/01/12	11/01/29		550,000	569,679
RB (Kaiser Permanente) Series 2009A	5.00%		04/01/14		4,900,000	5,321,302
RB (Proposition 1A) Series 2009	5.00%		06/15/13		5,595,000	5,925,105
RB (St. Joseph Health System) Series 2000	4.50%		07/01/18		5,515,000	5,595,795
RB (Sutter Health) Series 2011A	6.00%		08/15/42		1,000,000	994,360
Refunding RB (John Muir/Mt Diablo Health System) Series 2005A	5.00%		05/01/13		25,000	26,355
Sr Living RB (Southern California Presbyterian Homes) Series 2009	5.25%		11/15/14		835,000	857,787
Carmichael
Water District COP Refunding RB	5.00%		11/01/25		610,000	632,680
Water District COP Refunding RB	5.00%		11/01/26		820,000	842,722

See financial notes 35

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
Water District COP Refunding RB	5.00%		11/01/29		2,000,000	2,007,480
Carson Redevelopment Agency
Tax Allocation Sub Bonds (Merged & Amended Area) Series 2003D	6.00%	01/01/14	01/01/35	(a)	500,000	568,620
Central Valley Financing Auth
Refunding RB (Carson Ice Cogeneration) Series 2009	3.00%		07/01/11		825,000	829,991
Chula Vista Public Financing Auth
COP (Capital Facilities Refunding Projects) Series 2010	5.50%		03/01/33		750,000	690,120
Citrus Heights Water District
Revenue Refunding COP Series 2010	3.00%		10/01/13		200,000	205,456
Revenue Refunding COP Series 2010	4.00%		10/01/17		235,000	240,179
Revenue Refunding COP Series 2010	4.00%		10/01/20		120,000	115,163
Cupertino Unified School District
GO Refunding Bonds Series 2011A	5.00%		08/01/23	(f)	240,000	261,547
GO Refunding Bonds Series 2011A	5.00%		08/01/24	(f)	600,000	641,688
GO Refunding Bonds Series 2011A	5.00%		08/01/26	(f)	825,000	863,148
East Bay Regional Park District
GO Refunding Bonds Series 2008	5.00%		09/01/13		135,000	148,693
Elsinore Valley Municipal Water District
Refunding COP Series 1992A	6.00%		07/01/12		1,720,000	1,745,645
Fresno
Water System RB Series 2010A1	5.50%		06/01/21		2,000,000	2,242,940
Water System RB Series 2010A1	5.50%		06/01/22		3,900,000	4,269,213
Gilroy Public Facilities Financing Auth
Refunding BAN Series 2010	3.00%		11/01/13		3,000,000	3,009,810
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/13	06/01/33	(a)	6,645,000	7,194,807
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%		09/01/24		1,675,000	1,780,089
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome Community Development) Series 2010	5.00%		08/01/25		500,000	490,915
Tax Allocation Bonds (Sotoyome Community Development) Series 2010	5.25%		08/01/30		1,000,000	966,880
Irvine Ranch Water District
COP Refunding Series 2010	5.00%		03/01/27		3,100,000	3,229,921
Jefferson UHSD
GO Bonds Series 2006D	0.00%		08/01/33	(h)	9,165,000	1,606,350
Los Altos SD
GO Refunding Bonds 2006	0.00%		08/01/13	(h)	500,000	478,285
Los Angeles
Airport Sr RB Series 2010A	4.00%		05/15/20		500,000	509,630
Judgement Obligation Bonds Series 2010A	5.00%		06/01/20		5,690,000	6,125,740
Los Angeles Cnty
TRAN 2010-2011 Series A	2.00%		06/30/11		1,500,000	1,507,590
Los Angeles Cnty Public Works Financing Auth
Lease RB (Multiple Capital Projects l) Series 2010A	5.00%		08/01/17		1,975,000	2,171,117
Los Angeles Community College District
GO Bonds Series 2008F1	5.00%		08/01/27		2,500,000	2,526,100
GO Bonds Series 2009A	6.00%		08/01/33		1,750,000	1,861,457
Los Angeles Community Redevelopment Agency
Lease RB (Vermont Manchester Social Services) Series 2005	5.00%		09/01/17		1,340,000	1,383,483
Los Angeles Dept of Airports
Airport Sub RB (Los Angeles Intl Airport) Series 2010B	5.00%		05/15/21		430,000	457,013
Airport Sub RB (Los Angeles Intl Airport) Series 2010B	5.00%		05/15/23		1,290,000	1,329,242
Los Angeles Dept of Water & Power
Power System RB Series 2001A1	5.25%		07/01/14		1,355,000	1,367,019
Power System RB Series 2008A2	5.00%		07/01/13		500,000	543,360
Power System RB Series 2008A2	5.00%		07/01/16		740,000	837,243
Power System RB Series 2009B	5.25%		07/01/23		2,750,000	2,993,320
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2007A	5.00%		08/01/14		175,000	190,353
Lease RB (Capital Equipment) Series 2009A	4.00%		04/01/14		230,000	243,591
Lease RB (Capital Equipment) Series 2009C	4.00%		09/01/16		1,600,000	1,671,408
Lease RB (Capital Equipment) Series 2010A	4.00%		11/01/16		1,895,000	1,896,819
Lease RB (Real Property) Series 2009E	5.00%		09/01/13		500,000	536,195

36 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
Lease RB (Real Property) Series 2009E	5.00%		09/01/26		1,750,000	1,714,895
Los Angeles USD
COP Series 2010B2	3.00%		12/01/11		750,000	758,512
GO Bonds Series 2005E	5.75%		07/01/11		300,000	305,160
GO Bonds Series 2007E	5.00%		07/01/24		525,000	538,703
GO Refunding Bonds Series 2010A	4.00%		07/01/13		3,020,000	3,194,888
TRAN 2010-2011 Series A	2.00%		06/30/11		1,000,000	1,004,560
Lynwood Public Financing Auth
Lease Refunding RB (Public Capital Improvement) Series 2003	5.00%		09/01/18		1,000,000	1,046,990
M-S-R Public Power Agency
Sub Lien RB Series 2008L	5.00%		07/01/16		1,065,000	1,187,997
Sub Lien RB Series 2008L	5.00%		07/01/17		855,000	951,812
Malibu
City Hall COP Series 2009A	4.00%		07/01/14		70,000	74,229
City Hall COP Series 2009A	4.00%		07/01/17		100,000	104,722
City Hall COP Series 2009A	4.00%		07/01/18		75,000	78,241
City Hall COP Series 2009A	5.00%		07/01/20		75,000	81,649
City Hall COP Series 2009A	5.00%		07/01/21		110,000	119,588
City Hall COP Series 2009A	5.00%		07/01/22		150,000	159,435
City Hall COP Series 2009A	5.00%		07/01/39		2,100,000	1,941,492
Marina Jt Powers Financing Auth
M/F Housing RB (Abrams B Apts) Series 2006	3.90%	11/15/16	11/15/36	(a)	3,075,000	3,160,362
Menifee USD
GO Bonds Series A	5.50%		08/01/27		425,000	447,954
GO Bonds Series A	5.50%		08/01/29		180,000	188,343
Mojave Water Agency
Revenue COP Series 2009A	5.50%		06/01/29		5,590,000	5,776,482
Mt. Diablo Hospital District
Insured Hospital RB Series 1993A	5.00%		12/01/13	(a)	2,685,000	2,855,283
Newport Beach
RB (Hoag Memorial Hospital Presbyterian) Series 2009D	5.00%	02/07/13	12/01/38		2,500,000	2,663,150
RB (Hoag Memorial Hospital Presbyterian) Series 2011A	6.00%		12/01/40		500,000	508,260
Northern California Transmission Agency
RB (California-Oregon Transmission) Series 1990A	7.00%		05/01/13		1,000,000	1,058,150
Oceanside Community Development Commission
M/F Rental Housing Refunding RB (Vista Del Oro Apts) Series 2001A	4.45%	04/01/11	04/01/31	(a)	1,250,000	1,250,725
Orange Cove Irrigation District
Water Refunding RB Series 2009	3.75%		02/01/16		1,190,000	1,210,825
Water Refunding RB Series 2009	4.00%		02/01/17		1,465,000	1,490,447
Palomar Pomerado Health
COP 2009	5.50%		11/01/19		3,000,000	3,014,130
COP 2010	6.00%		11/01/41		2,000,000	1,769,200
Pasadena
Refunding COP Series 2008C	5.00%		02/01/28		1,170,000	1,189,083
Pasadena Area Community College District
GO Bonds Series 2009D	5.00%		08/01/21		230,000	254,766
GO Bonds Series 2009D	5.00%		08/01/22		300,000	325,701
GO Bonds Series 2009D	5.00%		08/01/24		350,000	371,693
Pasadena Public Financing Auth
Lease RB (Rose Bowl Renovation) Series 2010A	5.00%		03/01/25		1,000,000	1,014,140
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%		08/01/23	(a)	975,000	1,252,836
Port of Oakland
RB Series 2002M	5.25%	11/01/12	11/01/16	(a)	3,600,000	3,885,012
Redlands USD
GO Bonds Series 2008	5.00%		07/01/27	(a)	90,000	91,484
Riverside Cnty
Teeter Obligation Notes Series 2010C	2.00%		10/12/11		2,000,000	2,015,960
Roseville
Special Tax Refunding RB Series 2010	3.00%		09/01/13		1,525,000	1,518,107
Special Tax Refunding RB Series 2010	3.00%		09/01/14		2,200,000	2,179,100
San Bernardino Cnty Transportation Auth
Sales Limited Tax Revenue Notes Series 2009A	4.00%		05/01/12		5,500,000	5,680,235
San Bernardino Community College District
GO Bonds Series A	6.25%		08/01/33		1,040,000	1,115,639

See financial notes 37

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	5.00%		09/01/19		1,010,000	1,076,882
Lease Refunding RB Series 2010A	4.25%		03/01/20		1,000,000	992,620
Lease Refunding RB Series 2010A	5.00%		09/01/20		795,000	841,182
Water Refunding RB Series 2009A	5.00%		08/01/26		780,000	809,796
San Diego Regional Building Auth
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	3.00%		02/01/13		275,000	283,847
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	4.00%		02/01/16		415,000	440,435
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	4.00%		02/01/17		890,000	934,411
San Francisco
COP (Multiple Capital Improvements) Series 2009A	5.00%		04/01/15		700,000	776,321
COP (Multiple Capital Improvements) Series 2009A	5.00%		04/01/17		1,000,000	1,112,100
COP (Multiple Capital Improvements) Series 2009A	5.00%		04/01/21		4,225,000	4,538,199
GO Bonds (San Francisco General Hospital) Series 2010A	5.00%		06/15/12		4,000,000	4,219,840
San Francisco Airport Commission
RB Second Series 2009E	5.25%		05/01/24		1,000,000	1,025,270
RB Second Series 2009E	5.50%		05/01/25		1,950,000	2,025,133
Refunding RB Series 2010C	5.00%		05/01/19		2,000,000	2,171,340
Refunding RB Second Series 2011B	5.50%		05/01/21		750,000	829,267
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B	5.00%		08/01/24		4,850,000	5,172,573
GO Bonds Series 2007B	5.00%		08/01/35		5,000,000	5,037,950
San Francisco Public Utilities Commission
Water RB Series 2010F	4.00%		11/01/19		2,535,000	2,665,679
San Joaquin Cnty Transportation Auth
Sr Sales Tax Revenue Notes Series 2008	4.00%		04/01/11		4,310,000	4,321,335
San Lorenzo Valley USD
GO Bonds Series 2008A	0.00%		08/01/27	(a)(h)	770,000	281,343
GO Bonds Series 2008A	0.00%		08/01/28	(a)(h)	500,000	169,230
GO Bonds Series 2008A	0.00%		08/01/30	(a)(h)	300,000	87,819
GO Bonds Series 2008A	0.00%		08/01/31	(a)(h)	950,000	256,947
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%		07/15/17		875,000	908,355
Lease Refunding RB (Youth Services Campus) Series 2008A	5.00%		07/15/20		650,000	699,679
San Rafael Redevelopment Agency
Tax Allocation Refunding Bonds Series 2009	4.00%		12/01/19		430,000	440,514
Santa Clara Cnty Financing Auth
RB (El Camino Hospital) Series 2007A	5.00%		02/01/17		125,000	133,828
RB (El Camino Hospital) Series 2007B	5.00%		02/01/16		50,000	53,730
RB (El Camino Hospital) Series 2007B	5.00%		02/01/17		115,000	123,121
RB (El Camino Hospital) Series 2007C	5.00%		02/01/17		300,000	321,186
Refunding Lease RB (Multiple Facilities) Series 2010N	4.00%		05/15/17		300,000	313,905
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2007A	5.00%		04/01/25		1,790,000	1,850,520
Santa Cruz Cnty Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%		09/01/36		1,100,000	1,146,387
Santa Monica Community College District
GO Bonds Series 2009C	5.25%		08/01/22		450,000	501,728
Santa Monica-Malibu USD
GO Bonds Series B	5.00%		08/01/17		115,000	132,519
GO Bonds Series B	5.00%		08/01/18		200,000	232,454
GO Bonds Series B	5.00%		08/01/19		75,000	86,861
South Coast Water District Financing Auth
Refunding RB Series 2010A	5.00%		02/01/29		2,330,000	2,409,476
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%		07/01/21		4,985,000	5,885,092
Southern California Public Power Auth
Refunding RB (Tieton Hydropower) Series 2010A	5.00%		07/01/28		1,630,000	1,645,632
Refunding RB (Tieton Hydropower) Series 2010A	5.00%		07/01/29		1,765,000	1,771,407
Taft City Elementary SD
GO Bonds Series 2001A	4.90%		08/01/20		415,000	421,582
Tuolumne Wind Project Auth
RB (Tuolumne Co) Series 2009A	5.00%		01/01/22		1,100,000	1,154,384

38 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
Univ of California
General RB Series 2009Q	5.25%		05/15/26		5,830,000	6,154,673
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%		01/01/19		1,165,000	1,228,492
COP (San Antonio Community Hospital) Series 2011	6.50%		01/01/41		2,500,000	2,486,650
Washington Township Health Care District
GO Bonds Series 2009A	6.00%		08/01/11		1,160,000	1,185,868
GO Bonds Series 2009A	6.00%		08/01/12		1,000,000	1,066,510
GO Bonds Series 2009A	6.50%		08/01/13		250,000	278,163
GO Bonds Series 2009A	6.50%		08/01/14		750,000	851,167
RB Series 2009A	4.50%		07/01/11		150,000	151,797
RB Series 2009A	4.50%		07/01/12		275,000	284,067
RB Series 2009A	4.50%		07/01/13		250,000	261,405
RB Series 2009A	5.00%		07/01/14		300,000	319,344
RB Series 2009A	5.00%		07/01/15		300,000	316,062
RB Series 2009A	5.00%		07/01/16		75,000	78,307
RB Series 2009A	5.13%		07/01/17		200,000	206,470
RB Series 2009A	5.25%		07/01/18		250,000	255,315
RB Series 2009A	5.50%		07/01/19		300,000	310,713
RB Series 2009A	6.00%		07/01/29		1,000,000	1,005,100
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2002	5.60%	06/01/12	06/01/22	(a)	2,000,000	2,144,680
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%		06/01/15		700,000	740,194
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%		06/01/16		2,000,000	2,102,340
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%		06/01/17		2,050,000	2,141,430
William S. Hart UHSD
GO BAN 2009	5.00%		12/01/11		1,500,000	1,526,865
Woodland Finance Auth
Water RB Series 2011	3.00%		03/01/15	(f)	135,000	136,014
Water RB Series 2011	3.85%		03/01/18	(f)	145,000	146,776
Water RB Series 2011	4.15%		03/01/19	(f)	180,000	182,941
Water RB Series 2011	4.45%		03/01/20	(f)	100,000	101,932
Water RB Series 2011	4.65%		03/01/21	(f)	115,000	117,491
Water RB Series 2011	6.00%		03/01/36	(f)	1,000,000	1,001,480

						336,606,836

PUERTO RICO 4.6%
Puerto Rico Electric Power Auth
Power RB Series AA	6.00%		07/01/11		2,000,000	2,033,480
Power RB Series NN	5.00%	07/01/13	07/01/32	(a)	925,000	1,016,445
Power Refunding RB Series DDD	5.00%		07/01/22		2,000,000	2,020,660
Power Refunding RB Series ZZ	5.25%		07/01/18		5,000,000	5,357,200
Puerto Rico Highway & Transportation Auth
Highway RB Series Y	6.00%		07/01/11		1,560,000	1,585,740
Puerto Rico Sales Tax Financing Corp
Sales Tax RB First Sub Series 2009A	5.75%		08/01/37		2,750,000	2,724,040
Sales Tax RB First Sub Series 2010A	5.63%		08/01/30		2,000,000	1,984,720

						16,722,285

Total Fixed-Rate Obligations
(Cost $349,043,537)						353,329,121

Variable-Rate Obligations 4.1% of net assets

CALIFORNIA 4.1%
California Educational Facilities Auth
Refunding RB (Loyola Marymount Univ) Series 2010B	1.06%	03/03/11	10/01/15		7,110,000	7,136,236
California Infrastructure & Economic Development Bank
RB (California Academy of Sciences) Series 2008F	0.17%	03/01/11	09/01/38	(a)	100,000	100,000

See financial notes 39

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
Refunding RB (PG&E) Series 2009A	0.17%	03/01/11	11/01/26	(a)	500,000	500,000
Refunding RB (PG&E) Series 2009B	0.17%	03/01/11	11/01/26	(a)	2,800,000	2,800,000
Refunding RB (PG&E) Series 2009C	0.19%	03/01/11	12/01/16	(a)	500,000	500,000
California Statewide Communities Development Auth
COP (Eskaton Properties Inc) Series 1999	0.79%	03/31/11	05/15/29	(c)(d)(e)	1,550,000	1,495,750
Refunding RB (Los Angeles Cnty Museum of Art) Series 2008D	0.17%	03/01/11	12/01/34	(a)	1,000,000	1,000,000
Irvine Ranch Water District
Consolidated Refunding Bonds Series 2008A	0.26%	03/01/11	07/01/35	(a)	1,000,000	1,000,000
Riverside
Water RB Series 2008A	0.25%	03/03/11	10/01/35	(b)	250,000	250,000
Southern California Metropolitan Water District
Water RB Series 2000B3	0.16%	03/01/11	07/01/35	(b)	400,000	400,000

Total Variable-Rate Obligations
(Cost $15,210,000)						15,181,986

End of Investments.

At 02/28/11, the tax basis cost of the fund’s investments was $364,251,808 and the unrealized appreciation and depreciation were $6,205,759 and ($1,946,460), respectively, with a net unrealized appreciation of $4,259,299.

(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Illiquid security. At the period end, the value of these amounted to $1,495,750 or 0.4% of net assets.
(d)	Failed Auction Rate Bond - this security’s interest payments are adjusted periodically through an auction process. The process typically serves as a means for buying and selling the bond, and the effective maturity date listed in the portfolio holdings is the next auction date. Auctions that fail to attract enough buyers for all the bonds offered for sale are deemed to have “failed”. Although the auctions have failed, the issuer continues to pay a formula-based interest rate which resets at each scheduled auction.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(f)	Delayed-delivery security
(g)	All or a portion of this security is held as collateral for delayed-delivery securities.
(h)	Zero Coupon Bond.

BAN —	Bond anticipation note
COP —	Certificate of participation
GO —	General obligation
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TRAN —	Tax and revenue anticipation note
UHSD —	Union high school district
USD —	Unified school district

40 See financial notes

 Schwab California Tax-Free Bond Fund

Statement of
Assets and Liabilities
As of February 28, 2011; unaudited

Assets

Investments, at value (cost $364,253,537)		$368,511,107
Receivables:
Investments sold		847,296
Interest		4,297,251
Fund shares sold		1,083,793
Prepaid expenses	+	144

Total assets		374,739,591

Liabilities

Payables:
Investments bought		5,712,737
Investment adviser and administrator fees		11,125
Shareholder services fees		7,497
Fund shares redeemed		861,903
Distributions to shareholders		383,067
Payable to custodian		31,229
Trustees’ fees		2,161
Accrued expenses	+	29,741

Total liabilities		7,039,460

Net Assets

Total assets		374,739,591
Total liabilities	−	7,039,460

Net assets		$367,700,131

Net Assets by Source
Capital received from investors		366,068,062
Net investment income not yet distributed		1,736
Net realized capital losses		(2,627,237)
Net unrealized capital gains		4,257,570

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$367,700,131		32,496,844		$11.31

See financial notes 41

 Schwab California Tax-Free Bond Fund

Statement of
Operations
For September 1, 2010 through February 28, 2011; unaudited

Investment Income

Interest		$7,234,339

Expenses

Investment adviser and administrator fees		606,986
Shareholder service fees		485,634
Portfolio accounting fees		35,171
Professional fees		16,667
Shareholder reports		11,780
Transfer agent fees		10,144
Custodian fees		5,932
Trustees’ fees		4,824
Registration fees		2,183
Interest expense		194
Other expenses	+	7,107

Total expenses		1,186,622
Expense reduction by adviser and Schwab	−	195,017
Custody credits	−	165

Net expenses	−	991,440

Net investment income		6,242,899

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(2,342,338)
Net unrealized losses on investments	+	(17,616,903)

Net realized and unrealized losses		(19,959,241)

Decrease in net assets resulting from operations		($13,716,342)

42 See financial notes

 Schwab California Tax-Free Bond Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

9/1/10-2/28/11			9/1/09-8/31/10
Net investment income		$6,242,899	$12,046,642
Net realized gains (losses)		(2,342,338)	6,337,842
Net unrealized gains (losses)	+	(17,616,903)	16,630,791

Increase (decrease) in net assets from operations		(13,716,342)	35,015,275

Distributions to shareholders

Distributions from net investment income		(6,241,163)	(12,159,745)
Distribution from net realized gains	+	(3,352,820)	—

Total distributions		($9,593,983)	($12,159,745)

Transactions in Fund Shares

		9/1/10-2/28/11		9/1/09-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,601,355	$64,975,424	15,579,990	$179,499,424
Shares reinvested		517,137	5,923,829	637,024	7,373,589
Shares redeemed	+	(10,957,100)	(125,855,247)	(10,866,220)	(125,219,004)

Net transactions in fund shares		(4,838,608)	($54,955,994)	5,350,794	$61,654,009

Shares Outstanding and Net Assets

		9/1/10-2/28/11		9/1/09-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,335,452	$445,966,450	31,984,658	$361,456,911
Total increase (decrease)	+	(4,838,608)	(78,266,319)	5,350,794	84,509,539

End of period		32,496,844	$367,700,131	37,335,452	$445,966,450

Net investment income not yet distributed			$1,736		$—

See financial notes 43

Schwab Tax-Free YieldPlus Fund™

Financial Statements

Financial Highlights

	9/1/10–		9/1/09–	9/1/08–	9/1/07–	9/1/06–	9/1/05–
	2/28/11*		8/31/10	8/31/09	8/31/08	8/31/07[1]	8/31/06

Per-Share Data ($)

Net asset value at beginning of period	7.67		7.91	9.20	9.87	9.96	9.97

Income (loss) from investment operations:
Net investment income (loss)	0.02		0.03	0.19	0.37	0.33	0.28
Net realized and unrealized gains (losses)	(0.04)		(0.24)	(1.29)[2]	(0.68)	(0.09)	(0.01)

Total from investment operations	(0.02)		(0.21)	(1.10)	(0.31)	0.24	0.27
Less distributions:
Distributions from net investment income	(0.02)		(0.03)	(0.19)	(0.36)	(0.33)	(0.28)

Net asset value at end of period	7.63		7.67	7.91 [2]	9.20	9.87	9.96

Total return (%)	(0.32)[3]		(2.63)	(12.13)[2]	(3.21)	2.45	2.73

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	[4]	0.49	0.49	0.48	0.49	0.49
Gross operating expenses	0.96	[4]	0.93	0.60	0.49	0.51	0.53
Net investment income (loss)	0.43	[4]	0.41	2.64	3.84	3.34	2.81
Portfolio turnover rate	36	[3]	65	70	61	45	55
Net assets, end of period ($ x 1,000,000)	25		30	44	175	654	489

* Unaudited.

1 Effective on August 6, 2007, all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Net realized and unrealized gains (losses), net asset value at end of period and total return would have been ($1.85), $7.35 and (18.35%), respectively, if payment from affiliate had not been included.
3 Not annualized.
4 Annualized.

44 See financial notes

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings as of February 28, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). The effective maturity date is the date of a put or demand feature, if the security has one. The final maturity date is the final legal maturity of the security. For variable-rate obligations, the rate shown is the rate as of the report date, and the effective maturity date shown is the next interest rate change date and the final maturity date is the final legal maturity of the security.

		Cost	Value
Holdings by Category		($)	($)

44.4%	Fixed-Rate Obligations	11,138,865	11,150,492
54.9%	Variable-Rate Obligations	24,285,000	13,813,600

99.3%	Total Investments	35,423,865	24,964,092
0.7%	Other Assets and Liabilities, Net		164,022

100.0%	Net Assets		25,128,114

Issuer		Effective	Final	Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity	($)	($)

Fixed-Rate Obligations 44.4% of net assets

CALIFORNIA 7.2%
Contra Costa Water District
Water Revenue Notes Series A	2.00%		10/01/11	100,000	100,951
Los Angeles Cnty
TRAN 2010-2011 Series A	2.00%		06/30/11	600,000	603,036
Los Angeles USD
TRAN 2010-2011 Series A	2.00%		06/30/11	1,000,000	1,004,560
San Diego USD
TRAN 2010-2011 Series A	2.00%		06/30/11	100,000	100,493

					1,809,040

ILLINOIS 5.6%
Arlington Heights
GO Limited Tax Park Bonds Series 2010A	3.00%		12/01/13	345,000	360,949
Univ of Illinois
Auxiliary Facilities System RB Series 2005A	5.00%		04/01/12	1,000,000	1,038,360

					1,399,309

INDIANA 2.7%
Indiana Health Facility Financing Auth
Sub RB (Ascension Health) Series 2005A	5.00%	04/01/11	10/01/27	665,000	667,394

LOUISIANA 2.2%
Louisiana Public Facilities Auth
Refunding RB (Christus Health) Series 2009A	5.00%		07/01/11	550,000	556,221

MISSOURI 4.2%
Hanley Road & North of Folk Ave Transportation Development District
Transportation Sales Tax RB Series 2005	5.00%	10/01/12	10/01/25 (a)	1,000,000	1,068,000

NEBRASKA 3.9%
Omaha
Sanitary Sewerage System Refunding RB Series 2010A	2.00%		12/01/11	960,000	970,176

See financial notes 45

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)

NEW JERSEY 5.6%
Monmouth Cnty Improvement Auth
Governmental Loan RB (Atlantic Highlands) Series 2010	2.50%		02/01/12		150,000	152,571
Montville Township
GO Refunding Bonds	3.75%		07/15/11		505,000	510,984
Ocean Cnty
General Improvement Bonds (Ocean Cnty College-Gateway Building) Series 2010	2.00%		12/01/12		610,000	620,730
Princeton Township
General Improvement Refunding Bonds	4.00%		09/01/11		125,000	127,233

						1,411,518

NEW YORK 3.9%
New York
General Obligation Bonds Series 2008A	3.00%		03/01/11		190,000	190,000
New York State Thruway Auth
Local Highway & Bridge Service Contract Bonds Series 2001	5.25%		04/01/11		175,000	175,644
State Personal Income Tax RB Series 2010A	2.00%		03/15/12		600,000	609,762

						975,406

PENNSYLVANIA 3.0%
Philadelphia SD
TRAN 2010-2011 Series A	2.50%		06/30/11		750,000	754,478

PUERTO RICO 2.0%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB First Sub Series 2009A	5.00%	08/01/11	08/01/39	(a)	500,000	509,605

UTAH 3.4%
Salt Lake Cnty Municipal Building Auth
Lease RB Series 2009A	2.75%		12/01/11		835,000	848,251

VIRGINIA 0.7%
Richmond
GO Bonds Series 2009A	2.00%		07/15/11		180,000	181,094

Total Fixed-Rate Obligations
(Cost $11,138,865)						11,150,492

Variable-Rate Obligations 54.9% of net assets

ARIZONA 8.6%
Maricopa Cnty IDA
M/F Housing RB (American Housing Foundation) Series 2003B	0.56%	03/24/11	01/01/39	(c)(d)(e)(f)	6,755,000	2,161,600

CALIFORNIA 16.8%
California Educational Facilities Auth
RB (Chapman Univ) Series 2000	0.20%	03/02/11	12/01/30	(a)	300,000	300,000
California Infrastructure & Economic Development Bank
RB ( J. Paul Getty Trust) Series 2004B	0.14%	03/01/11	10/01/23		500,000	500,000
RB (California Academy of Sciences) Series 2008A	0.17%	03/01/11	09/01/38	(a)	500,000	500,000
Refunding RB (PG&E) Series 2009C	0.19%	03/01/11	12/01/16	(a)	400,000	400,000
California Pollution Control Financing Auth
Pollution Control Refunding RB (Exxon) Series 1989	0.12%	03/01/11	12/01/12		500,000	500,000
Orange Cnty Housing Auth
Apt Development Refunding RB (Villa La Paz) Series 1998F	0.29%	03/03/11	08/15/28	(a)	630,000	630,000
Orange Cnty Sanitation District
Refunding COP Series 2000A	0.26%	03/01/11	08/01/29	(b)	640,000	640,000

46 See financial notes

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
Southern California Metropolitan Water District
Water RB Series 2000B3	0.16%	03/01/11	07/01/35	(b)	750,000	750,000

						4,220,000

ILLINOIS 2.0%
Chicago
GO Bonds Series 2002B3	0.21%	03/01/11	01/01/37	(a)	500,000	500,000

MASSACHUSETTS 7.8%
Massachusetts Health & Educational Facilities Auth
RB (New England Medical Center Hospitals) Series G2	0.70%	07/01/11	07/01/18	(c)(d)(f)	2,400,000	1,962,000

MISSISSIPPI 2.9%
Jackson Cnty
Port Facility Refunding RB (Chevron USA) Series 1993	0.17%	03/01/11	06/01/23		750,000	750,000

MISSOURI 2.0%
Missouri Health & Educational Facilities Auth
Health Facilities RB (SSM Health Care) Series 2010C	0.25%	03/01/11	06/01/45	(b)	500,000	500,000

NEW YORK 0.4%
New York City
GO Bonds Fiscal 2008 Series J4	0.22%	03/01/11	08/01/25	(b)	100,000	100,000

OKLAHOMA 10.2%
Tulsa Cnty Industrial Auth
M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003B	0.56%	03/31/11	01/01/39	(c)(d)(e)(f)	8,000,000	2,560,000

PENNSYLVANIA 2.2%
Somerset Cnty
Bonds Series 2007	0.32%	03/03/11	10/15/27	(a)(b)	560,000	560,000

WISCONSIN 2.0%
Wisconsin Health & Educational Facilities Auth
RB (Edgewood College)	0.23%	03/01/11	10/01/31	(a)	500,000	500,000

Total Variable-Rate Obligations
(Cost $24,285,000)						13,813,600

End of Investments.

At 02/28/11, the tax basis cost of the fund’s investments was $35,423,865 and the unrealized appreciation and depreciation were $19,354 and ($10,479,127), respectively, with a net unrealized depreciation of ($10,459,773).

(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Illiquid security. At the period end, the value of these amounted to $6,683,600 or 26.6% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Security is in technical default, security continues to make interest payments to the fund.
(f)	Failed Auction Rate Bond - this security’s interest payments are adjusted periodically through an auction process. The process typically serves as a means for buying and selling the bond, and the effective maturity date listed in the portfolio holdings is the next auction date. Auctions that fail to attract enough buyers for all the bonds offered for sale are deemed to have “failed”. Although the auctions have failed, the issuer continues to pay a formula-based interest rate which resets at each scheduled auction.

See financial notes 47

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

COP —	Certificate of participation
GO —	General obligation
IDA —	Industrial development agency/authority
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
TRAN —	Tax and revenue anticipation note
USD —	Unified school district

48 See financial notes

 Schwab Tax-Free YieldPlus Fund

Statement of
Assets and Liabilities
As of February 28, 2011; unaudited

Assets

Investments, at value (cost $35,423,865)		$24,964,092
Cash		82,573
Receivables:
Interest		135,883
Prepaid expenses	+	417

Total assets		25,182,965

Liabilities

Payables:
Shareholder services fees		549
Fund shares redeemed		34,486
Distributions to shareholders		4,972
Trustees’ fees		1,337
Accrued expenses	+	13,507

Total liabilities		54,851

Net Assets

Total assets		25,182,965
Total liabilities	−	54,851

Net assets		$25,128,114

Net Assets by Source
Capital received from investors		78,263,366
Net investment income not yet distributed		9,863
Net realized capital losses		(42,685,342)
Net unrealized capital losses		(10,459,773)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$25,128,114		3,291,905		$7.63

See financial notes 49

 Schwab Tax-Free YieldPlus Fund

Statement of
Operations
For September 1, 2010 through February 28, 2011; unaudited

Investment Income

Interest		$126,923

Expenses

Investment adviser and administrator fees		41,579
Shareholder service fees		34,006
Portfolio accounting fees		20,925
Professional fees		17,562
Registration fees		7,844
Transfer agent fees		4,738
Trustees’ fees		3,077
Shareholder reports		1,427
Custodian fees		1,100
Interest expense		50
Other expenses	+	754

Total expenses		133,062
Expense reduction by adviser and Schwab	−	65,100
Custody credits	−	62

Net expenses	−	67,900

Net investment income		59,023

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(177,286)
Net unrealized gains on investments	+	31,376

Net realized and unrealized losses		(145,910)

Decrease in net assets resulting from operations		($86,887)

50 See financial notes

 Schwab Tax-Free YieldPlus Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

9/1/10-2/28/11			9/1/09-8/31/10
Net investment income		$59,023	$144,768
Net realized gains (losses)		(177,286)	9,740
Net unrealized gains (losses)	+	31,376	(1,221,552)

Decrease in net assets from operations		(86,887)	(1,067,044)

Distributions to shareholders

Distributions from net investment income		($56,841)	($144,826)

Transactions in Fund Shares

		9/1/10-2/28/11		9/1/09-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		59,438	$454,152	299,105	$2,276,179
Shares reinvested		3,816	29,155	10,462	80,518
Shares redeemed	+	(686,545)	(5,245,082)	(1,972,082)	(15,216,242)

Net transactions in fund shares		(623,291)	($4,761,775)	(1,662,515)	($12,859,545)

Shares Outstanding and Net Assets

		9/1/10-2/28/11		9/1/09-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,915,196	$30,033,617	5,577,711	$44,105,032
Total decrease	+	(623,291)	(4,905,503)	(1,662,515)	(14,071,415)

End of period		3,291,905	$25,128,114	3,915,196	$30,033,617

Net investment income not yet distributed			$9,863		$7,681

See financial notes 51

 Schwab Tax-Free YieldPlus Fund

Statement of
Cash Flows
For September 1, 2010 through February 28, 2011.; unaudited;

Cash flows provided by operating activities:

Net decrease in net assets resulting from operations	$(86,887)

Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used for) operating activities

Purchases of long-term investments	(6,945,863)
Proceeds from disposition of long-term investments and futures	10,050,407
Net proceeds from disposition of short-term investments	1,581,830
Net premium amortization on investments	147,775
Net realized loss on investments securities	177,286
Net change in unrealized appreciation on investments	(31,376)
Increase in interest receivable	(6,346)
Decrease in prepaid expenses and other assets	341
Decrease in shareholder services fees payable	(260)
Increase in Trustees’ fee payable	119
Decrease in accrued expenses	(23,129)

Net cash provided by (used for) operating activities	4,863,897

Cash Flows From Financing Activities:
Proceeds from shares sold	454,152
Payment for shares redeemed	(5,210,630)
Cash dividends paid	(27,311)

Net cash used for financing activities	(4,783,789)

Net increase in cash	80,108
Cash at beginning of period	2,465
Cash at end of period	$82,573

52 See financial notes

Schwab California Tax-Free YieldPlus Fund™

Financial Statements

Financial Highlights

	9/1/10–		9/1/09–	9/1/08–	9/1/07–	9/1/06–	9/1/05–
	2/28/11*		8/31/10	8/31/09	8/31/08	8/31/07[1]	8/31/06

Per-Share Data ($)

Net asset value at beginning of period	8.73		8.70	8.77	9.87	9.98	9.95

Income (loss) from investment operations:
Net investment income (loss)	0.02		0.04	0.17	0.33	0.32	0.27
Net realized and unrealized gains (losses)	(0.02)		0.03	(0.07)	(1.10)	(0.11)	0.03

Total from investment operations	(0.00)[2]		0.07	0.10	(0.77)	0.21	0.30
Less distributions:
Distributions from net investment income	(0.02)		(0.04)	(0.17)	(0.33)	(0.32)	(0.27)

Net asset value at end of period	8.71		8.73	8.70	8.77	9.87	9.98

Total return (%)	(0.05)[3]		0.83	1.14	(7.92)	2.16	3.06

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	[4]	0.49	0.49	0.45	0.45	0.46
Gross operating expenses	0.74	[4]	0.69	0.56	0.46	0.45	0.46
Net investment income (loss)	0.36	[4]	0.49	2.02	3.59	3.26	2.74
Portfolio turnover rate	49	[3]	73	41	17	38	70
Net assets, end of period ($ x 1,000,000)	51		60	94	157	1,053	768

* Unaudited.
1 Effective on August 6, 2007, all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Amount less than $0.01.
3 Not annualized
4 Annualized.

See financial notes 53

 Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings as of February 28, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). The effective maturity date is the date of a put or demand feature, if the security has one. The final maturity date is the final legal maturity of the security. For variable-rate obligations, the rate shown is the rate as of the report date, and the effective maturity date shown is the next interest rate change date and the final maturity date is the final legal maturity of the security.

		Cost	Value
Holdings by Category		($)	($)

54.2%	Fixed-Rate Obligations	27,402,338	27,451,879
45.7%	Variable-Rate Obligations	23,115,000	23,115,000

99.9%	Total Investments	50,517,338	50,566,879
0.1%	Other Assets and Liabilities, Net		30,258

100.0%	Net Assets		50,597,137

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)

Fixed-Rate Obligations 54.2% of net assets

CALIFORNIA 49.1%
California
Economic Recovery Bonds Series 2008B5	5.00%	03/01/11	07/01/23	(a)	500,000	500,000
GO Bonds	5.00%		11/01/12		100,000	102,608
California Dept of Water Resources
Power Supply RB Series 2002A	5.25%	05/01/12	05/01/20	(a)	500,000	533,405
Power Supply RB Series 2002A	5.38%	05/01/12	05/01/22	(a)	250,000	267,062
Power Supply RB Series 2010L	2.00%		05/01/12		305,000	309,932
California Health Facilities Financing Auth
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.05%		12/01/11	(a)(d)	100,000	101,512
RB (Sutter Health) Series 2008A	5.00%		08/15/12	(d)	1,325,000	1,390,680
California Infrastructure & Economic Development Bank
RB (J. Paul Getty Trust) Series 2003C	3.90%	12/01/11	04/01/33		250,000	256,552
Refunding RB (J. Paul Getty Trust) Series 2007A4	1.65%	04/01/11	10/01/47	(d)	1,500,000	1,501,590
California Statewide Communities Development Auth
RB (Daughters of Charity Health System) Series 2005G	5.25%		07/01/11	(d)	725,000	730,445
Contra Costa Water District
Water Revenue Notes Series A	2.00%		10/01/11		1,000,000	1,009,510
Cupertino Unified School District
GO Refunding Bonds Series 2011A	2.00%		08/01/11	(c)	180,000	181,107
Desert Sands USD
GO Bonds Series 2006	4.25%		06/01/11		200,000	201,864
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003B	5.63%	06/01/13	06/01/38	(a)	75,000	82,661
Los Altos SD
GO Refunding Bonds 2006	0.00%		08/01/12	(e)	1,000,000	983,120
Los Angeles
Airport Sr RB Series 2009A	3.00%		05/15/11		100,000	100,446
GO Bonds Series 2004A	4.00%		09/01/11		100,000	101,781
Wastewater System Refunding RB Series 2005A	5.00%		06/01/12		430,000	453,087
Los Angeles Cnty
TRAN 2010-2011 Series A	2.00%		06/30/11		1,000,000	1,005,060
Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax RB Series 2001B	5.25%		07/01/11		350,000	355,505
First Tier Sr Sales Tax Refunding RB Series 2009A	2.00%		07/01/11		145,000	145,740
Second Sr Sales Tax Refunding RB Series 2009D	5.00%		07/01/11		115,000	116,715
Los Angeles Dept of Water & Power
Water System RB Series 2006A1	3.50%		07/01/11		100,000	100,994
Los Angeles Harbor Dept
Refunding RB Series 2009C	5.00%		08/01/13		200,000	217,458

54 See financial notes

 Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2010A	4.00%		11/01/13		1,000,000	1,043,350
Los Angeles USD
COP Series 2010B2	3.00%		12/01/11		750,000	758,512
GO Bonds Series 2003F	4.50%		07/01/11		350,000	354,648
TRAN 2010-2011 Series A	2.00%		06/30/11		1,400,000	1,406,384
Orange Cnty Public Financing Auth
Lease Refunding RB Series 2005	5.00%		07/01/11		1,280,000	1,297,587
Orange Cnty Sanitation District
Refunding COP Series 2008A	4.00%		08/01/11		250,000	253,597
Riverside Cnty
Teeter Obligation Notes Series 2010C	2.00%		10/12/11		1,000,000	1,007,980
San Diego USD
GO Bonds Series 2005G	4.00%		07/01/11		500,000	505,855
San Francisco Airport Commission
Refunding RB Second Series 2011B	4.00%		05/01/12		500,000	517,505
San Francisco Bay Area Rapid Transit District
Sales Tax Refunding RB Series 1990	6.75%		07/01/11		2,000,000	2,041,620
San Francisco Public Utilities Commission
Water RB Series 2001A	5.00%		11/01/11		200,000	205,972
San Joaquin Cnty Transportation Auth
Sr Sales Tax Revenue Notes Series 2008	4.00%		04/01/11	(d)	2,000,000	2,005,260
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%		07/15/11	(d)	450,000	455,022
Santa Clara Cnty Financing Auth
Refunding Lease RB (Multiple Facilities) Series 2008L	3.00%		05/15/11		100,000	100,519
Santa Clara USD
GO Refunding Bonds Series 2010	2.00%		07/01/11		250,000	251,142
GO Refunding Bonds Series 2010	2.00%		07/01/12		265,000	269,190
Santa Cruz Cnty
TRAN 2010-2011	2.00%		06/30/11		200,000	200,798
Southern California Metropolitan Water District
Water Refunding RB Series 2001A	5.25%		07/01/11		225,000	228,578
Southern California Public Power Auth
RB (Magnolia Power) Series 2006-1	4.50%		07/01/11		250,000	253,210
Univ of CA Medical Centers
Pooled RB Series 2010G	2.00%		05/15/11		430,000	430,963
Upland
COP (San Antonio Community Hospital) Series 2011	3.00%		01/01/12		515,000	520,346

						24,856,872

PUERTO RICO 5.1%
Puerto Rico
Public Improvement GO Refunding Bonds Series 2002	5.50%		07/01/11		550,000	557,942
Puerto Rico Highway & Transportation Auth
Highway RB Series Y	6.00%		07/01/11		500,000	508,250
Puerto Rico Sales Tax Financing Corp
Sales Tax RB First Sub Series 2009A	5.00%	08/01/11	08/01/39	(a)	1,500,000	1,528,815

						2,595,007

Total Fixed-Rate Obligations
(Cost $27,402,338)						27,451,879

Variable-Rate Obligations 45.7% of net assets

CALIFORNIA 45.7%
Bay Area Toll Auth
Toll Bridge RB Series 2006C2	0.19%	03/03/11	04/01/45	(a)	1,000,000	1,000,000
California
Economic Recovery Bonds Series 2004C4	0.17%	03/01/11	07/01/23	(a)	1,300,000	1,300,000
California Economic Development Financing Auth
Refunding RB (KQED) Series 1996	0.52%	03/02/11	04/01/20	(a)	925,000	925,000

See financial notes 55

 Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer		Effective	Final		Face Amount	Value
Type of Security, Series	Rate	Maturity	Maturity		($)	($)
California Educational Facilities Auth
RB (California Institute of Technology) Series 2006B	0.18%	03/03/11	10/01/36		1,500,000	1,500,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006C	0.24%	03/02/11	06/01/41		1,000,000	1,000,000
California Infrastructure & Economic Development Bank
RB (Orange Cnty Performing Arts Center) Series 2008A	0.26%	03/01/11	07/01/34	(a)	1,040,000	1,040,000
Refunding RB (PG&E) Series 2009C	0.19%	03/01/11	12/01/16	(a)	1,500,000	1,500,000
California Pollution Control Financing Auth
Pollution Control Refunding RB (BP West Coast Products) Series 2008	0.21%	03/01/11	01/01/43	(d)	1,100,000	1,100,000
Pollution Control Refunding RB (Exxon) Series 1989	0.12%	03/01/11	12/01/12		1,000,000	1,000,000
Pollution Control Refunding RB (PG&E) Series 1996C	0.22%	03/01/11	11/01/26	(a)	2,400,000	2,400,000
Hayward Housing Auth
M/F Mortgage Refunding RB (Huntwood Terrace Apts) Series 1993A	0.28%	03/02/11	03/01/27	(a)	800,000	800,000
Irvine Assessment District
Limited Obligation Improvement Bonds (Assessment District No. 93-14) Series 2000	0.19%	03/01/11	09/02/25	(a)	1,250,000	1,250,000
Irvine Ranch Water District
Consolidated GO Bonds (Improvement Districts No. 140, 240, 105&250) Series 1993	0.24%	03/01/11	04/01/33	(a)	1,000,000	1,000,000
Consolidated Refunding Bonds Series 2008A	0.26%	03/01/11	07/01/35	(a)	750,000	750,000
Long Beach
RB (Memorial Health Services) Series 1991	0.21%	03/02/11	10/01/16		800,000	800,000
M-S-R Public Power Agency
Sub Lien RB Series 2008M	0.23%	03/01/11	07/01/22	(a)	1,000,000	1,000,000
Orange Cnty Housing Auth
Apt Development Refunding RB (Villa La Paz) Series 1998F	0.29%	03/03/11	08/15/28	(a)	1,000,000	1,000,000
Southern California Metropolitan Water District
Water RB Series 2000B3	0.16%	03/01/11	07/01/35	(b)	750,000	750,000
Water RB Series 2001C1	0.16%	03/01/11	07/01/36	(b)	1,500,000	1,500,000
Univ of California
Medical Center Pooled RB Series 2007B2	0.19%	03/01/11	05/15/32	(b)	1,500,000	1,500,000

Total Variable-Rate Obligations
(Cost $23,115,000)						23,115,000

End of Investments.

At 02/28/11, the tax basis cost of the fund’s investments was $50,517,098 and the unrealized appreciation and depreciation were $71,915 and ($22,134), respectively, with a net unrealized appreciation of $49,781.

(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Delayed-delivery security
(d)	All or a portion of this security is held as collateral for delayed-delivery securities.
(e)	Zero Coupon Bond.

COP —	Certificate of participation
GO —	General obligation
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
TRAN —	Tax and revenue anticipation note
USD —	Unified school district

56 See financial notes

 Schwab California Tax-Free YieldPlus Fund

Statement of
Assets and Liabilities
As of February 28, 2011; unaudited

Assets

Investments, at value (cost $50,517,338)		$50,566,879
Cash		25,086
Receivables:
Interest		238,813
Prepaid expenses	+	946

Total assets		50,831,724

Liabilities

Payables:
Investments bought		180,949
Investment adviser and administrator fees		461
Shareholder services fees		1,041
Fund shares redeemed		21,791
Distributions to shareholders		6,215
Trustees’ fees		1,462
Accrued expenses	+	22,668

Total liabilities		234,587

Net Assets

Total assets		50,831,724
Total liabilities	−	234,587

Net assets		$50,597,137

Net Assets by Source
Capital received from investors		135,518,762
Net investment income not yet distributed		241
Net realized capital losses		(84,971,407)
Net unrealized capital gains		49,541

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$50,597,137		5,810,755		$8.71

See financial notes 57

 Schwab California Tax-Free YieldPlus Fund

Statement of
Operations
For September 1, 2010 through February 28, 2011; unaudited

Investment Income

Interest		$232,474

Expenses

Investment adviser and administrator fees		82,098
Shareholder service fees		67,765
Portfolio accounting fees		21,347
Professional fees		16,292
Transfer agent fees		5,188
Trustees’ fees		3,196
Registration fees		2,280
Custodian fees		1,574
Shareholder reports		1,452
Interest expense		119
Other expenses	+	1,284

Total expenses		202,595
Expense reduction by adviser and Schwab	−	68,383
Custody credits	−	89

Net expenses	−	134,123

Net investment income		98,351

Realized and Unrealized Gains (Losses)

Net realized gains on investments		11,258
Net unrealized losses on investments	+	(141,098)

Net realized and unrealized losses		(129,840)

Decrease in net assets resulting from operations		($31,489)

58 See financial notes

 Schwab California Tax-Free YieldPlus Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

9/1/10-2/28/11			9/1/09-8/31/10
Net investment income		$98,351	$391,921
Net realized gains (losses)		11,258	(30,720)
Net unrealized gains (losses)	+	(141,098)	361,404

Increase (decrease) in net assets from operations		(31,489)	722,605

Distributions to shareholders

Distributions from net investment income		($98,110)	($391,921)

Transactions in Fund Shares

		9/1/10-2/28/11		9/1/09-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		53,859	$469,375	1,491,402	$13,007,290
Shares reinvested		7,658	66,720	28,375	247,589
Shares redeemed	+	(1,096,165)	(9,552,102)	(5,454,682)	(47,592,983)

Net transactions in fund shares		(1,034,648)	($9,016,007)	(3,934,905)	($34,338,104)

Shares Outstanding and Net Assets

		9/1/10-2/28/11		9/1/09-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,845,403	$59,742,743	10,780,308	$93,750,163
Total decrease	+	(1,034,648)	(9,145,606)	(3,934,905)	(34,007,420)

End of period		5,810,755	$50,597,137	6,845,403	$59,742,743

Net investment income not yet distributed			$241		$—

See financial notes 59

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Investments (organized October 26, 1990)	Schwab Premier Income Fund
Schwab Tax-Free Bond Fund	Schwab Total Bond Market Fund
Schwab California Tax-Free Bond Fund	Schwab GNMA Fund
Schwab Tax-Free YieldPlus Fund	Schwab Inflation Protected Fund
Schwab California Tax-Free YieldPlus Fund	Schwab 1000 Index Fund
Schwab YieldPlus Fund	Schwab Global Real Estate Fund
Schwab Short-Term Bond Market Fund

Each fund in this report offers one share class. Shares are bought and sold at closing net asset value (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 quoted prices in active markets for identical securities Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such instruments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of February 28, 2011:

Schwab Tax-Free Bond Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$378,351,739	$—	$378,351,739
Variable-Rate Obligations(a)	—	31,752,825	—	31,752,825

Total	$—	$410,104,564	$—	$410,104,564

*	The fund had no Other Financial Investments.
(a)	As categorized in Portfolio Holdings.

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Schwab California Tax-Free Bond Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$353,329,121	$—	$353,329,121
Variable-Rate Obligations
California	—	13,686,236	1,495,750	15,181,986

Total	$—	$367,015,357	$1,495,750	$368,511,107

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	August 31,	Discounts	Gain	Gain	Purchases	Transfers	Transfers	February 28,
Investments in Securities	2010	(Premiums)	(Loss)	(Loss)	(Sales)	In	Out	2011

Variable-Rate Obligations	$1,470,562	$—	$—	$25,188	$—	$—	$—	$1,495,750

Total	$1,470,562	$—	$—	$25,188	$—	$—	$—	$1,495,750

Schwab Tax-Free YieldPlus Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$11,150,492	$—	$11,150,492
Variable-Rate Obligations(a)	—	7,130,000	—	7,130,000
Arizona	—	—	2,161,600	2,161,600
Massachusetts	—	—	1,962,000	1,962,000
Oklahoma	—	—	2,560,000	2,560,000

Total	$—	$18,280,492	$6,683,600	$24,964,092

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	August 31,	Discounts	Gain	Gain	Purchases	Transfers	Transfers	February 28,
Investments in Securities	2010	(Premiums)	(Loss)	(Loss)	(Sales)	In	Out	2011

Variable-Rate Obligations	$7,611,600	$—	($182,500)	$72,000	($817,500)	$—	$—	$6,683,600

Total	$7,611,600	$—	($182,500)	$72,000	($817,500)	$—	$—	$6,683,600

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Schwab California Tax-Free YieldPlus Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$27,451,879	$—	$27,451,879
Variable-Rate Obligations(a)	—	23,115,000	—	23,115,000

Total	$—	$50,566,879	$—	$50,566,879

*	The fund had no Other Financial Investments.
(a)	As categorized in Portfolio Holdings.

All net realized and change in unrealized gains (losses) in the tables above are reflected on the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investments held by the funds at February 28, 2011 are as follows:

Schwab Tax-Free Bond Fund	$—
Schwab California Tax-Free Bond Fund	25,188
Schwab Tax-Free YieldPlus Fund	72,000
Schwab California Tax-Free YieldPlus Fund	—

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures are required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The funds have adopted the new guidance for the current period ended February 28, 2011. There were no significant transfers between Level 1 and Level 2 for the period. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the funds’ financial statements.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains and losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Delayed-delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds net investment income for that day, are paid out to shareholders once a month. The funds declare distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk Factors:

The funds invest primarily in investment-grade municipal bond securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:

Market risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of a shareholder’s investment in the fund will fluctuate, which means that the shareholder could lose money.

Investment style risk. The funds are not designed to offer substantial capital appreciation. In exchange for its goal of capital preservation, a fund may offer lower long-term performance than stock investments or certain other types of bond investments. The funds’ emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond

64

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

investments, particularly those that take greater maturity and credit risks. At the same time, some of the funds’ investments may have greater risks than securities in taxable bond funds.

Interest rate risk. Interest rates will rise and fall over time. During periods when interest rates are low, a fund’s yield and total return also may be low. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity risk. A particular investment may be difficult to purchase or sell. The funds may be unable to sell illiquid securities at an advantageous time or price.

High yield risk. High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the fund may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Leverage Risk. Certain fund transactions, such as derivatives, may give rise to a form of leverage and may expose the funds to greater risk. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Prepayment and extension risk. The fund’s investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Municipal Securities Risk. The funds primarily invest in municipal securities whose interest, in the opinion of the issuers’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the funds guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (IRS) will agree with such counsel’s opinion. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. To the extent that a fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.

Derivatives risk. The funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause a fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the funds.

Securities lending risk. Securities lending risk involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or “the investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Schwab	Schwab	Schwab	Schwab
	Tax-Free	California Tax-Free	Tax-Free	California Tax-Free
Average Daily Net Assets	Bond Fund	Bond Fund	YieldPlus Fund	YieldPlus Fund

First $500 million	0.30%	0.30%	0.30%	0.30%
Over $500 million	0.22%	0.22%	0.22%	0.22%

 65

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholder of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements (“expense limitation”) with the funds to limit the total annual fund operating expenses to 0.49%, excluding interest, taxes and certain non-routine expenses for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees.

The funds may engage in certain transactions involving related parties, including a related party owning shares of the funds. As of February 28, 2011, the Charles Schwab Corp. owned 900,711 shares of Schwab Tax-Free YieldPlus Fund, in the amount of $6,872,429 or 27.3% of the fund’s total value.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended February 28, 2011, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab Tax-Free Bond Fund	$38,364,275
Schwab California Tax-Free Bond Fund	33,100,000
Schwab Tax-Free YieldPlus Fund	4,200,000
Schwab California Tax-Free YieldPlus Fund	8,463,244

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of

66

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

7. Borrowing from Banks (continued):

America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit for the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended February 28, 2011, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Tax-Free Bond Fund	$296,296,782	$313,668,943
Schwab California Tax-Free Bond Fund	120,770,898	172,516,713
Schwab Tax-Free YieldPlus Fund	6,945,863	10,050,407
Schwab California Tax-Free YieldPlus Fund	12,569,195	14,126,393

9. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of August 31, 2010, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration date:

	Schwab	Schwab	Schwab	Schwab
	Tax-Free	California Tax-Free	Tax-Free	California Tax-Free
	Bond Fund	Bond Fund	YieldPlus Fund	YieldPlus Fund

August 31, 2014	$—	$—	$159,334	$476,230
August 31, 2015	—	—	668,448	1,629,669
August 31, 2016	—	—	601,183	1,698,428
August 31, 2017	—	—	33,578,285	80,476,132
August 31, 2018	—	—	7,500,804	702,202

Total	$—	$—	$42,508,054	$84,982,661

For tax purposes, net realized capital losses occurring after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2010, the funds had aggregate deferred realized net capital losses and capital losses utilized as follows:

	Schwab	Schwab	Schwab	Schwab
	Tax-Free	California Tax-Free	Tax-Free	California Tax-Free
	Bond Fund	Bond Fund	YieldPlus Fund	YieldPlus Fund

Capital losses utilized	$—	$3,125,805	$—	$—

As of August 31, 2010, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2010, the funds did not incur any interest or penalties.

10. Auction Rate Securities:

As of February 28, 2011, the Schwab Tax-Free YieldPlus Fund owned three Auction Rate Securities (“ARS”) with par values totaling $17,155,000 which were fair valued at a total of $6,683,600 representing 26.6% of the net assets of the fund. As of the same date, the California Tax-Free Bond Fund owned one ARS with a par value of $1,550,000 which was fair valued at $1,495,750 representing 0.4% of the net assets of the fund.

 67

 Schwab Tax-Free Bond Funds

Financial Notes, unaudited (continued)

10. Auction Rate Securities (continued):

During February 2008, most auctions for ARS began to fail and for the first time in over 20 years of recurring auctions, ARS investors were not able to sell their securities back to the re-marketing agents. This led security holders to establish the value of the securities independently of the auction. Currently, all ARS held by the Schwab Bond Funds are being fair valued by management in accordance with procedures approved by the funds’ Board of Trustees.

On April 1, 2009, two ARS held by the Schwab Tax-Free YieldPlus Fund (Maricopa County Industrial Development Authority and Tulsa County Industrial Authority) experienced an event of default. Management engaged an independent third party evaluator to assist in the determination of the fair value of these two securities in accordance with procedures approved by the funds’ Board of Trustees in good faith. These securities are structured investments for which commercial real estate properties serve as the underlying collateral for the securities. The valuations of these securities take into account the following inputs, several of which may be unobservable, in determining the fair value of the securities: the value and cash flows of the underlying collateral, net operating income of the properties, contractual payment rates, capitalization rates, expenses, inflation rates and reserve requirements.

The fair value of these securities are also highly sensitive to events affecting the commercial real estate debt (“CRED”) market, decisions by other holders of the issuer, as well as investors’ expectations around a CRED market recovery and the holding period of the security and its collateral. Several of these unobservable inputs and assumptions are based on estimates and actual results may turn out to be different from these estimates, and these differences may be material.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

68

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Investments which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 86 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

David L. Mahoney 1954 Trustee (Trustee of Schwab Investments since 2011.)	Private Investor.	73	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Investments since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	73	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

 69

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1991.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Investments since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	86	None

70

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Investments since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds (June 2006 – June 2007).

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk, Laudus Funds (March 2007 – present); Vice President and Assistant Clerk, Schwab Funds (Dec. 2005 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Investments since 2006.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 71

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

Barclays Capital 1-Year Municipal Bond Index An index that includes the 1-Year (1 − 2) component of the Barclays Capital General Municipal Bond Index.

Barclays Capital 7-Year Municipal Bond Index An index that includes the 7-Year (6 − 8) component of the Barclays Capital General Municipal Bond Index.

Barclays Capital General Municipal Bond Index An index that covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds.

Barclays Capital U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.

weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

72

market value weighted average duration of each bond in the portfolio.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”’

maturity The date on which the principal amount of a bond is scheduled to be paid. The maturity of a bond will generally be determined using a bond’s final maturity date. However, for certain securities, maturity will be determined using certain maturity shortening features.

effective maturity Takes into account maturity shortening features, such as the interest rate reset date or demand features, instead of the final maturity date. The effective maturity date for a security subject to a put or demand feature is the demand date, unless the security is a variable-rate or floating-rate security. If it is a variable-rate security, its effective maturity date is the earlier of its demand date or next interest rate reset date. For variable-rate securities not subject to a put, demand or call feature, and floating-rate securities, the effective maturity date is the next interest rate reset date.

final maturity The date on which the principal amount of a bond is scheduled to be paid.

weighted average maturity The weighted average of the maturities of the bonds in a fund’s portfolio, determined by weighting each bond’s time to maturity (i.e., the date on which the principal amount of a bond is scheduled to be paid) by the amortized cost of the bond. The weighted average maturity calculation takes into account maturity shortening features, such as interest rate reset, put, demand and call features, if applicable. Generally, the longer a fund’s weighted average maturity, the greater its interest rate risk.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

 73

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in a fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2011 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13481-14

Semiannual report dated February 28, 2011 enclosed.

Schwab Bond Funds

Schwab Short-Term
Bond Market Fundtm

Schwab® Premier Income Fund

Schwab Total
Bond Market Fundtm

Schwab GNMA Fundtm

Schwab Inflation
Protected Fundtm

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This wrapper is not part of the shareholder report.

Schwab Bond Funds

Semiannual Report
February 28, 2011

Schwab Short-Term
Bond Market Fundtm

Schwab® Premier Income Fund

Schwab Total
Bond Market Fundtm

Schwab GNMA Fundtm

Schwab Inflation
Protected Fundtm

This page is intentionally left blank.

Five smart, cost-effective ways for investors to use
bonds in an asset allocation strategy.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab Short-Term Bond Market Fundtm (Ticker Symbol: SWBDX)	-0.20%

Barclays Capital U.S. Government/Credit: 1-5 Years Index	0.07%
Fund Category: Morningstar Short-Term Bond	0.92%

Performance Details	pages 6-7

Schwab® Premier Income Fund (Ticker Symbol: SWIIX)	0.35%

Barclays Capital U.S. Aggregate Intermediate Bond Index	-0.14%
Fund Category: Morningstar Intermediate-Term Bond	0.57%

Performance Details	pages 8-9

Schwab Total Bond Market Fundtm (Ticker Symbol: SWLBX)	-1.22%

Barclays Capital U.S. Aggregate Bond Index	-0.83%
Fund Category: Morningstar Intermediate-Term Bond	0.57%

Performance Details	pages 10-11

Schwab GNMA Fundtm (Ticker Symbol: SWGSX)	0.28%

Barclays Capital GNMA Index	0.26%
Fund Category: Morningstar Intermediate Government	-0.86%

Performance Details	pages 12-13

Schwab Inflation Protected Fundtm (Ticker Symbol: SWRSX)	0.76%

Barclays Capital U.S. TIPS Index	1.01%
Fund Category: Morningstar Inflation Protected Bond	1.19%

Performance Details	pages 14-15

Minimum Initial Investment[1]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may be partially absorbed by fund management. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc.

[1]	Please see prospectus for further detail and eligibility requirements.

2 Schwab Taxable Bond Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Short-term interest rates remained low for most of the reporting period as the Federal Reserve strove to bolster economic growth through accommodative monetary policy.

Dear Shareholder,

It is a pleasure to write to you in connection with the accompanying semiannual report for the Schwab Bond Funds for the six-month period that ended February 28, 2011.

Short-term interest rates remained low for most of the reporting period as the Federal Reserve strove to bolster economic growth through accommodative monetary policy. In November, the Federal Reserve implemented its second round of quantitative easing, confirming its intent to promote a stronger pace of economic recovery. While short-term rates remained low, yields on 10-year U.S. Treasury bonds began to rise in mid-November as the markets began anticipating stronger economic momentum and were encouraged by election results and the extension of the Bush tax cuts. By February 28, 2011, yields on the 10-year Treasury had risen to 3.4% from 2.5% the previous August.

Strong corporate earnings and improving business fundamentals helped companies build cash levels and talk of mergers and acquisitions hit the news. As longer-term interest rates rose and bond prices fell in late 2010, corporate bonds outperformed Treasury bonds of comparable duration. Returns on corporate bonds benefited from their higher coupons and the securities became more attractive to investors.

The U.S. bond markets remained relatively immune to heightened market volatility in Europe and the Middle East. During the reporting period, Europe’s weakest economies received a financial stability package from their stronger member nations. Political upheaval in the Middle East and northern Africa roiled oil and other commodity markets in early 2011. In spite of these events, positive signs of economic growth continued in the United States.

Bond markets generated relatively flat absolute returns across the major sectors. For example, a broad benchmark for intermediate duration bonds, the Barclays Capital U.S. Aggregate Index, produced a total return of -0.83% as longer-term rates rose, while the Barclays Capital U.S. Short Treasury: 9-12 Months returned 0.21%.

Thank you for investing in the Schwab Bond Funds. We encourage you to review your investment portfolio regularly to make sure it meets your current financial plan. For answers to questions you may have or to consult our website for more information, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Schwab Taxable Bond Funds 3

The Investment Environment

Three themes dominated investment markets during the six months that ended February 28, 2011. The Federal Reserve (the Fed) maintained its short-term federal funds rate between 0% and 0.25%, a historically low range. Intermediate and longer-term interest rates rose, creating a steeper yield curve relative to short-term rates. Lastly, investments associated with higher risk generally outperformed those with lower risk.

The Fed continued its accommodative monetary policy by implementing its second phase of quantitative easing, or “QE2,’’ under which it planned to buy $600 billion in longer-term U.S. Treasuries between November 2010 and June 2011. The Fed moved forward with this round of purchases in reaction to slow economic growth, high unemployment, a weak housing market, and inflation considered too low to be consistent with sustainable economic growth. With its bond purchases, the Fed sought to foster an economic environment that would support investor confidence and the creation of jobs.

In normal market conditions, the Fed’s increased demand for U.S. Treasuries might have pushed interest rates lower and bond prices higher. Instead, investors likely associated the QE2 program with heightened inflation risk and worried it might erode the value of fixed-rate interest payments on longer-term bonds. Improving economic data reinforced the view of greater inflationary risk. As a result, intermediate and longer-term interest rates rose, bond prices fell, and a favorable environment for more risky investments took hold.

Given this backdrop, bonds with longer maturities performed poorly during the period. The Barclays Capital Long U.S. Treasury Index, a benchmark of Treasury bonds with maturities of 10 or more years, returned −10.52% during the review period. Intermediate duration investment grade bonds returned −0.83%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Riskier investments that offered the potential for more return outperformed these indices, such as high-yield corporate bonds and commercial mortgage-backed securities (CMBS). High-yield corporate bonds outperformed U.S. Treasuries, as the Barclays Capital High Yield Index returned 10.10%. Despite a negative outlook for commercial real estate, CMBS also outperformed, returning 5.82%, as measured by the CMBS portion of the Barclays Capital U.S. Aggregate Bond Index.

Unlike the taxable bond market, the municipal bond market encountered turbulence. Investors turned their attention to the fiscal burdens facing many issuers, as headlines highlighted the budget problems of state and local governments. Lower revenues and the escalating costs of underfunded pensions and health benefits led many investors to shy away from municipal bonds. Demand for municipals fell just as issuers in the Build America Bonds Program (BABs) flooded the market with supply in the last weeks of the program, which expired December 31. Of the $117 billion in BABs sold in 2010, nearly two-thirds came to market in the fourth quarter of the year. The effect of increased supply, coupled with reduced demand for municipals, generated negative total returns during the six month period, as shown by the Barclays Capital General Muni Bond Index return of −3.51%. Whereas riskier assets outperformed in the taxable market, lower rated municipal bonds underperformed those with higher ratings. The Barclays Capital BBB Municipal Index returned −5.67%, while the Barclays Capital AAA Municipal Index returned −2.15%.

In international markets, Europe endured its ongoing sovereign debt problems as its weaker member states, Greece and Ireland, received financial bailouts from stronger members. Oil prices soared as political turmoil in Egypt and Libya threatened distribution routes through the Suez Canal to the United States, Japan, and other nations. Between late September and the end of February 2011, oil prices rose from around $80 per barrel to over $100. In spite of these troubles, both U.S. and international equities rewarded investors with double-digit total returns.

In summary, the Fed’s accommodative policy actions during the period appeared to support its desired goals. Short-term interest rates stayed low, while market participants reacted to fears of higher inflation and interest rates on longer-term securities rose. Riskier asset classes generally rewarded investors more than less risky ones. Lastly, investors took greater notice of the fiscal conditions of state and local governments in evaluating municipal bond offerings.

 Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Taxable Bond Funds

Fund Management

Matthew Hastings, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 1999 and has worked in fixed-income asset management since 1996.

Steven Hung, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 1998 and has worked in fixed-income asset management since 1999.

Alfonso Portillo, Jr., a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2007 and has worked in fixed-income and asset management since 1996.

Steven Chan, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 1996 and has been performing portfolio analytics and operational support since 2004 prior to moving to his current role in 2007.

Brandon Matsui, CFA, a portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the funds. He joined the firm in 2010. Prior to joining the firm, he was an associate portfolio manager at a large financial services firm for one year. Prior to that, he was a risk analytics manager of institutional investor accounts at a large investment management firm for four years.

Schwab Taxable Bond Funds 5

Schwab Short-Term Bond Market Fund™

The Schwab Short-Term Bond Market Fund (the fund) seeks high current income by tracking the performance of the Barclays Capital U.S. Government/Credit: 1-5 Years Index (the index). To pursue its goal, the fund primarily invests in a diversified portfolio of debt instruments designed to track the performance of the index. The fund uses the index as a guide in structuring the fund’s portfolio and selecting its investments.

The fund returned -0.20% for the six-month period that ended February 28, 2011, while the index returned 0.07%. Unlike the fund, the index does not include operational and transactional costs.

During the period, short-term interest rates remained historically low, rising slightly after November when the Federal Reserve (the Fed) expanded its accommodative monetary policy with its announcement of a second round of quantitative easing. “QE2,” as it became known, was to make purchases of up to $600 billion in U.S. Treasury securities through the end of June 2011. Despite the additional demand created by QE2, interest rates on 10-year U.S. Treasury bonds and other maturities moved higher and their prices fell, as actual and anticipated purchases of these instruments by the Fed were offset by the Fed’s desire for inflation to return to levels consistent with its mandate.

The index and the fund delivered total returns near zero as coupon income offset generally lower bond prices. Both the index and the fund benefited from allocations to corporate bonds. Higher income and tighter spreads relative to U.S. Treasury securities resulted in the sector outperforming U.S. Treasury securities of similar maturity.

The fund tracked closely the primary risk exposures of the index during the period, including duration, credit quality, and sector allocation. At times the fund invested in interest rate futures to help manage interest rate risk, keeping these investments to less than 5% of the portfolio’s net assets.

As of 2/28/11:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type[1]

U.S. Government and Government Agencies	71.0%
Corporate Bonds	21.2%
Foreign Securities	7.0%
Other Investment Companies	0.7%
Municipal Bonds	0.1%

By Credit Quality [2]

AAA	76.2%
AA	6.4%
A	10.7%
BBB	6.0%
BB	0.1%
Short-Term Ratings	0.6%

By Maturity[3]

0-1 Year	0.7%
1-2 Years	35.2%
2-3 Years	25.5%
3-5 Years	38.3%
5+ Years	0.3%

Weighted Average Maturity[3]	2.7 yrs
Weighted Average Duration[3]	2.5 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[3]	See Glossary for definitions of maturity and duration.

6 Schwab Taxable Bond Funds

 Schwab Short-Term Bond Market Fundtm

Performance Summary as of 2/28/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

February 28, 2001 – February 28, 2011
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Short-Term Bond Market Fundtm (11/5/91)	-0.20%	2.44%	1.85%	2.85%
Barclays Capital U.S. Government/Credit: 1-5 Years Index	0.07%	2.91%	5.08%	4.67%
Fund Category: Morningstar Short-Term Bond	0.92%	3.35%	3.86%	3.57%

Fund Expense Ratios4: Net 0.55%; Gross 0.62%

 Style Assessment5

 Yields1

30-Day SEC Yield[3]	0.84%

30-Day SEC Yield-No Waiver[6]	0.78%

12-Month Distribution Yield[3]	1.53%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/11 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Intermediate, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Taxable Bond Funds 7

Schwab® Premier Income Fund

The Schwab Premier Income Fund (the fund) seeks high current income and may also seek capital appreciation. To pursue its goal, the fund primarily invests in fixed income instruments issued by U.S., non-U.S., and emerging market governments and agencies, companies, and supranational entities.

The fund returned 0.35% for the six-month period that ended February 28, 2011, while its comparative index, the Barclays Capital U.S. Aggregate Intermediate Bond Index (the index), returned -0.14%.

During the period, short-term interest rates remained historically low, rising slightly in November, when the Federal Reserve expanded its accommodative monetary policy with the announcement of a second round of quantitative easing. “QE2,” as it became known, was to make purchases of up to $600 billion in U.S. Treasury securities through the end of June 2011. Despite the additional demand created by QE2, interest rates on 10-year U.S. Treasury bonds and other maturities moved higher and prices fell, as actual and anticipated purchases of these instruments by the Fed were offset by its desire for inflation to return to levels consistent with its mandate. By the end of the reporting period, yields on 10-year Treasury bonds had risen to 3.4%.

Both the index and the fund benefited from allocations to corporate bonds, commercial mortgage-backed securities, and residential mortgage-backed securities—generally, those assets with more risk than U.S. Treasury bonds. Higher income and tighter spreads relative to U.S. Treasury securities resulted in these sectors outperforming Treasury securities of similar maturities.

Many sectors contributed to the fund’s performance relative to the index, including asset-backed securities, non-agency collateralized mortgage obligations, investment grade and high yield corporate bonds, and Agency mortgage-backed securities including Ginnie Maes. The fund’s underweight positions in short maturity Treasury securities, Agency debt, and commercial mortgage-backed securities detracted from its performance relative to the index. Lastly, the fund reduced its holdings in short maturity corporate bonds to approximately 2% from about 11% earlier in the reporting period.

As of 2/28/11:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type[1]

Mortgage-Backed Securities	40.7%
Corporate Bonds	25.1%
U.S. Government and Government Agencies	24.4%
Asset-Backed Obligations	2.8%
Commercial Mortgage Backed Securities	2.7%
Foreign Securities	1.3%
Other Investment Companies	0.4%
Preferred Stock	0.4%
Short-Term Investments	2.2%

By Credit Quality [2]

AAA	70.0%
AA	8.2%
A	5.7%
BBB	10.4%
BB	4.0%
B	1.1%
CCC	0.3%
Short-Term Ratings	0.3%

By Maturity[3]

0-1 Year	16.4%
1-3 Years	8.2%
3-5 Years	11.8%
5-7 Years	13.7%
7-10 Years	11.0%
10+ Years	38.9%

Weighted Average Maturity[3]	3.9 yrs
Weighted Average Duration[3]	3.5 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[3]	See Glossary for definitions of maturity and duration.

8 Schwab Taxable Bond Funds

 Schwab® Premier Income Fund

Performance Summary as of 2/28/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 31, 2007 – February 28, 2011
Performance of a Hypothetical
$10,000 Investment1,7

 Average Annual Total Returns1,2,3,7

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab® Premier Income Fund (10/31/07)	0.35%	5.00%	5.77%	6.75%
Barclays Capital U.S. Aggregate Intermediate Bond Index	-0.14%	4.63%	5.28%	5.89%
Fund Category: Morningstar Intermediate-Term Bond	0.57%	6.49%	5.47%	5.78%

Fund Expense Ratio4: 0.63%

 Style Assessment5

 Yields1

30-Day SEC Yield[3]	2.61%

30-Day SEC Yield–No Waiver[6]	2.61%

12-Month Distribution Yield[3]	4.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/11 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Intermediate, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
[7]	On August 10, 2009, the Investor Share class, Select Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.

Schwab Taxable Bond Funds 9

Schwab Total Bond Market Fund™

The Schwab Total Bond Market Fund (the fund) seeks high current income by tracking the performance of the Barclays Capital U.S. Aggregate Bond Index (the index). To pursue its goal, the fund primarily invests in a diversified portfolio of debt instruments designed to track the performance of the index. The fund uses the index as a guide in structuring the fund’s portfolio and selecting its investments.

The fund returned -1.22% for the six-month period that ended February 28, 2011, while the index returned -0.83%. Unlike the fund, the index does not include operational and transactional costs.

During the period, short-term interest rates remained historically low, rising slightly after November, when the Federal Reserve (the Fed) expanded its accommodative monetary policy with its announcement of a second round of quantitative easing. “QE2,” as it became known, was to make purchases of up to $600 billion in U.S. Treasury securities through the end of June 2011. Despite the additional demand created by QE2, interest rates on 10-year U.S. Treasury bonds and other maturities moved higher and their prices fell, as actual and anticipated purchases of these instruments by the Fed were offset by the Fed’s desire for inflation to return to levels consistent with its mandate.

The index and the fund delivered negative total returns, as coupon income was not high enough to offset falling bond prices due to higher interest rates. Both the index and the fund benefited from allocations to corporate, commercial and residential mortgage-backed securities. Higher income and tighter spreads relative to U.S. Treasury securities resulted in the sectors outperforming U.S. Treasury securities of similar maturity.

The fund tracked closely the primary risk exposures of the index during the reporting period, including duration, credit quality, and sector allocation.

As of 2/28/11:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type[1]

U.S. Government and Government Agencies	37.8%
Mortgage-Backed Securities	30.8%
Corporate Bonds	17.9%
Foreign Securities	3.9%
Commercial Mortgage Backed Securities	2.3%
Other Investment Companies	2.3%
Municipal Bonds	0.7%
Asset-Backed Obligations	0.3%
Short-Term Investments	4.0%

By Credit Quality [2]

AAA	77.0%
AA	4.5%
A	8.2%
BBB	7.8%
BB	0.2%
Short-Term Ratings	2.3%

By Maturity[3]

0-1 Year	6.8%
1-3 Years	20.6%
3-5 Years	11.9%
5-7 Years	9.6%
7-10 Years	11.4%
10+ Years	39.7%

Weighted Average Maturity[3]	5.7 yrs
Weighted Average Duration[3]	4.6 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[3]	See Glossary for definitions of maturity and duration.

10 Schwab Taxable Bond Funds

 Schwab Total Bond Market Fundtm

Performance Summary as of 2/28/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

February 28, 2001 – February 28, 2011
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Total Bond Market Fundtm (3/5/93)	-1.22%	4.38%	2.98%	4.13%
Barclays Capital U.S. Aggregate Bond Index	-0.83%	4.93%	5.80%	5.61%
Fund Category: Morningstar Intermediate-Term Bond	0.57%	6.49%	5.33%	5.19%

Fund Expense Ratios4: Net 0.55%; Gross 0.58%

 Style Assessment5

 Yields1

30-Day SEC Yield[3]	2.48%

30-Day SEC Yield-No Waiver[6]	2.30%

12-Month Distribution Yield[3]	3.11%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. Schwab and the investment adviser have agreed to advance the fund certain litigation expenses to the extent necessary to maintain these expense limitations (excluding amounts paid in connection with judgments and settlements) in connection with certain legal matters. These advances are subject to repayment by the fund to Schwab and the investment adviser to the extent the litigation expenses are subsequently paid or reimbursed to the fund by its insurance carriers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/11 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Intermediate, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Taxable Bond Funds 11

Schwab GNMA Fund™

The Schwab GNMA Fund (the fund) seeks high current income consistent with preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets in Government National Mortgage Association (GNMA) securities.

The fund returned 0.28% for the six-month period that ended February 28, 2011, while its comparative index, the Barclays Capital GNMA Index (the index), returned 0.26%.

During the period, short-term interest rates remained historically low, rising slightly after November, when the Federal Reserve (the Fed) expanded its accommodative monetary policy with its announcement of a second round of quantitative easing. “QE2,” as it became known, was to make purchases of up to $600 billion in U.S. Treasury securities through the end of June 2011. Despite the additional demand created by QE2, interest rates on 10-year U.S. Treasury bonds and other maturities moved higher and their prices fell, as actual and anticipated purchases of these instruments by the Fed were offset by the Fed’s desire for inflation to return to levels consistent with its mandate.

Both the comparative index and the fund generated modestly positive total returns as coupon income offset generally lower bond prices. The index and the fund also benefited from the higher coupons and tightening spreads of mortgage-backed securities relative to Treasury bonds.

Relative to the index, the fund had less exposure to mortgage-backed securities with lower coupons, which detracted from performance, and more exposure to higher coupons, which contributed. The fund maintained positions in TBA or “to be announced” securities, which are mortgage-backed securities that settle on a forward date. These positions were approximately 30% of total net assets at the end of the period. TBAs provide the fund with access to additional liquid, actively-traded mortgage-backed securities with no immediate cash outlay.

The fund maintained its duration exposures close to the index during the period under review. It also more closely aligned its overall exposure to mortgage-backed securities with the index.

As of 2/28/11:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type[1]

Mortgage-Backed Securities	81.5%
Other Investment Companies	0.8%
Short-Term Investments	17.7%

By Credit Quality [2]

AAA	99.2%
Short-Term Ratings	0.8%

By Maturity[3]

0-1 Year	18.0%
1-3 Years	0.1%
3-5 Years	0.2%
5-7 Years	0.9%
7-10 Years	1.8%
10+ Years	79.0%

Weighted Average Maturity[3]	4.0 yrs
Weighted Average Duration[3]	4.3 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[3]	See Glossary for definitions of maturity and duration.

12 Schwab Taxable Bond Funds

 Schwab GNMA Fundtm

Performance Summary as of 2/28/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

March 3, 2003 – February 28, 2011
Performance of a Hypothetical
$10,000 Investment1,7

 Average Annual Total Returns1,2,3,7

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab GNMA Fundtm (3/3/03)	0.28%	4.61%	5.82%	4.59%
Barclays Capital GNMA Index	0.26%	5.23%	6.26%	5.16%
Fund Category: Morningstar Intermediate Government	-0.86%	4.09%	5.08%	3.90%

Fund Expense Ratios4: Net 0.55%; Gross 0.63%

 Style Assessment5

 Yields1

30-Day SEC Yield[3]	2.57%

30-Day SEC Yield-No Waiver[6]	2.51%

12-Month Distribution Yield[3]	3.95%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/11 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Intermediate, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
[7]	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Taxable Bond Funds 13

Schwab Inflation Protected Fund™

The Schwab Inflation Protected Fund (the fund) seeks to provide total return and inflation protection to its shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets in inflation-protected fixed income securities.

The fund returned 0.76% for the six-month period that ended February 28, 2011, while its comparative index, the Barclays Capital U.S. TIPS Index (the index), returned 1.01%.

During the period, short-term interest rates remained historically low, rising slightly after November, when the Federal Reserve (the Fed) expanded its accommodative monetary policy with the announcement of a second round of quantitative easing. “QE2,” as it became known, was to make purchases of up to $600 billion in U.S. Treasury securities through the end of June 2011. Despite the additional demand created by QE2, interest rates on 10-year U.S. Treasury bonds and other maturities moved higher and their prices fell, as actual and anticipated purchases of these instruments by the Fed were offset by its desire for inflation to return to levels consistent with its mandate.

During the reporting period, Treasury Inflation Protected Securities (TIPS) outperformed nominal treasuries as TIPS yields increased more slowly for maturities greater than 10 years and yields declined for maturities less than 10 years. The result was a steeper real yield curve and wider breakevens, which is the yield difference between nominal bonds and the same maturity TIPS and is a measure of inflation expectations.

Relative to the index, the fund maintained an overweight position in longer term securities during the first three months of the reporting period, which detracted from its relative performance. The fund moved its exposures closer to the index in the second half of the period.

As of 2/28/11:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type[1]

U.S. Government Securities	99.0%
Other Investment Companies	1.0%

By Credit Quality[2]

AAA	99.0%
Short-Term Ratings	1.0%

By Maturity[3]

0-1 Year	0.0%
1-3 Years	18.3%
3-5 Years	21.5%
5-7 Years	11.7%
7-10 Years	18.7%
10+ Years	29.8%

Weighted Average Maturity[3]	8.6 yrs
Weighted Average Duration[3]	7.5 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[3]	See Glossary for definitions of maturity and duration.

14 Schwab Taxable Bond Funds

 Schwab Inflation Protected Fundtm

Performance Summary as of 2/28/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

March 31, 2006 – February 28, 2011
Performance of a Hypothetical
$10,000 Investment1,7

 Average Annual Total Returns1,2,3,7

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab Inflation Protected Fundtm (3/31/06)	0.76%	6.30%	2.84%	5.35%
Barclays Capital U.S. TIPS Index	1.01%	6.97%	3.56%	6.14%
Fund Category: Morningstar Inflation Protected Bond	1.19%	6.48%	2.66%	5.16%

Fund Expense Ratios4: Net 0.50%; Gross 0.62%

 Style Assessment5

 Yields1

30-Day SEC Yield[3]	2.10%

30-Day SEC Yield-No Waiver[6]	1.98%

12-Month Distribution Yield[3]	2.82%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/11 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Intermediate, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
[7]	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Taxable Bond Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2010 and held through February 28, 2011.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 9/01/10	at 2/28/11	9/01/10–2/28/11

Schwab Short-Term Bond Market Fundtm
Actual Return	0.55%	$1,000	$998.00	$2.72
Hypothetical 5% Return	0.55%	$1,000	$1,022.07	$2.76

Schwab® Premier Income Fund
Actual Return	0.60%	$1,000	$1,003.50	$2.98
Hypothetical 5% Return	0.60%	$1,000	$1,021.82	$3.01

Schwab Total Bond Market Fundtm
Actual Return	0.55%	$1,000	$987.80	$2.71
Hypothetical 5% Return	0.55%	$1,000	$1,022.07	$2.76

Schwab GNMA Fundtm
Actual Return	0.55%	$1,000	$1,002.80	$2.73
Hypothetical 5% Return	0.55%	$1,000	$1,022.07	$2.76

Schwab Inflation Protected Fundtm
Actual Return	0.50%	$1,000	$1,007.60	$2.49
Hypothetical 5% Return	0.50%	$1,000	$1,022.32	$2.51

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

16 Schwab Taxable Bond Funds

Schwab Short-Term Bond Market Fund™

Financial Statements

Financial Highlights

	9/1/10–		9/1/09–	9/1/08–	9/1/07–	9/1/06–	9/1/05–
	2/28/11*		8/31/10	8/31/09	8/31/08	8/31/07	8/31/06

Per-Share Data ($)

Net asset value at beginning of period	9.19		8.93	9.30	9.84	9.91	10.05

Income (loss) from investment operations:
Net investment income (loss)	0.06		0.18	0.29	0.44	0.49	0.42
Net realized and unrealized gains (losses)	(0.08)		0.26	(0.37)	(0.54)	(0.07)	(0.14)

Total from investment operations	(0.02)		0.44	(0.08)	(0.10)	0.42	0.28
Less distributions:
Distributions from net investment income	(0.06)		(0.18)	(0.29)	(0.44)	(0.49)	(0.42)

Net asset value at end of period	9.11		9.19	8.93	9.30	9.84	9.91

Total return (%)	(0.20)[1]		4.92	(0.85)	(1.11)	4.33	2.87

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.55	[2]	0.55	0.55	0.55	0.56 [3]	0.55
Gross operating expenses	0.62	[2]	0.62	0.62	0.59	0.58	0.57
Net investment income (loss)	1.37	[2]	1.95	3.23	4.62	4.94	4.18
Portfolio turnover rate	46	[1]	173	231	351	225	171
Net assets, end of period ($ x 1,000,000)	243		258	261	346	569	604

* Unaudited.

1 Not annualized.
2 Annualized.
3 The ratio of net operating expenses would have been 0.55%, if interest expense had not been included.

See financial notes 17

 Schwab Short-Term Bond Market Fund

Portfolio Holdings as of February 28, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

70.5%	U.S. Government and Government Agencies	169,222,548	170,932,448
6.9%	Foreign Securities	16,604,234	16,792,922
21.0%	Corporate Bonds	49,696,980	51,021,877
0.2%	Municipal Bonds	355,552	363,430
0.7%	Other Investment Company	1,743,604	1,743,604
0.0%	Short-Term Investment	14,999	14,999

99.3%	Total Investments	237,637,917	240,869,280
0.7%	Other Assets and Liabilities, Net		1,790,882

100.0%	Net Assets		242,660,162

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

U.S. Government and Government Agencies 70.5% of net assets

U.S. Government Agency Guaranteed 2.1%
Citigroup Funding, Inc., (FDIC Insured)
1.88%, 10/22/12 (d)	2,000,000	2,041,516
State Street Capital Trust III, (FDIC Insured)
2.15%, 04/30/12 (d)	2,000,000	2,040,484
The Goldman Sachs Group, Inc., (FDIC Insured)
3.25%, 06/15/12 (d)	1,000,000	1,035,382

		5,117,382

U.S. Government Agency Securities 14.2%
Fannie Mae
1.25%, 06/22/12	1,500,000	1,514,884
1.50%, 09/25/12 (b)	500,000	500,370
0.38%, 12/28/12	3,000,000	2,977,605
1.85%, 03/25/13 (b)	2,000,000	2,001,868
1.50%, 06/26/13	1,000,000	1,013,446
1.00%, 09/23/13	2,500,000	2,493,417
2.75%, 02/05/14	1,250,000	1,302,305
2.63%, 11/20/14	1,000,000	1,033,494
1.55%, 10/27/15 (b)	1,000,000	969,253
1.60%, 11/23/15 (b)	1,000,000	965,210
Federal Farm Credit Bank
4.50%, 10/17/12	1,000,000	1,062,938
Federal Home Loan Bank
3.38%, 02/27/13	500,000	526,121
1.88%, 06/21/13	1,000,000	1,021,873
3.63%, 10/18/13	1,500,000	1,596,144
5.50%, 08/13/14	3,000,000	3,409,677
Freddie Mac
1.13%, 07/27/12	2,000,000	2,017,180
2.13%, 09/21/12	2,000,000	2,047,614
0.63%, 12/28/12	1,500,000	1,498,745
3.75%, 06/28/13	1,000,000	1,066,309
1.35%, 08/23/13 (b)	750,000	750,721
1.40%, 11/18/13 (b)	500,000	500,151
1.38%, 02/03/14 (b)	1,500,000	1,493,646
3.00%, 07/28/14	2,000,000	2,094,974
1.75%, 09/10/15	500,000	491,108

		34,349,053

U.S. Treasury Obligations 54.2%
U.S. Treasury Notes
4.88%, 02/15/12	1,500,000	1,565,978
1.00%, 03/31/12	1,500,000	1,511,244
4.50%, 04/30/12	1,000,000	1,048,555
0.75%, 05/31/12	1,400,000	1,407,108
1.88%, 06/15/12	3,000,000	3,058,593
0.63%, 06/30/12	1,275,000	1,279,382
0.63%, 07/31/12	2,750,000	2,758,819
4.63%, 07/31/12	2,500,000	2,649,512
1.75%, 08/15/12	1,750,000	1,783,702
4.38%, 08/15/12	1,000,000	1,058,008
0.38%, 08/31/12	5,000,000	4,995,315
4.13%, 08/31/12	1,000,000	1,055,274
1.38%, 09/15/12	6,300,000	6,387,116
0.38%, 09/30/12	2,000,000	1,996,642
4.25%, 09/30/12	1,000,000	1,059,727
1.38%, 10/15/12	3,800,000	3,852,695
0.38%, 10/31/12	1,000,000	997,422
3.88%, 10/31/12	1,000,000	1,056,172
1.38%, 11/15/12	2,000,000	2,027,656
0.50%, 11/30/12	1,500,000	1,498,301
3.38%, 11/30/12	1,000,000	1,049,688
0.63%, 12/31/12	1,000,000	1,000,235
3.63%, 12/31/12	1,000,000	1,055,625
1.38%, 01/15/13	2,100,000	2,129,203
0.63%, 01/31/13	2,300,000	2,299,193
1.38%, 02/15/13	2,500,000	2,534,668
2.75%, 02/28/13	1,500,000	1,562,228
3.13%, 04/30/13	1,200,000	1,262,156
1.38%, 05/15/13	3,500,000	3,546,224
3.38%, 06/30/13	1,000,000	1,059,610
1.00%, 07/15/13	2,650,000	2,659,317
3.38%, 07/31/13	1,000,000	1,061,328
0.75%, 08/15/13	1,000,000	996,719
4.25%, 08/15/13	2,000,000	2,164,688
3.13%, 08/31/13	1,000,000	1,055,781
3.13%, 09/30/13	2,000,000	2,111,720
2.00%, 11/30/13	2,000,000	2,052,188
0.75%, 12/15/13	500,000	495,703
1.50%, 12/31/13	2,000,000	2,023,282
1.25%, 02/15/14	2,500,000	2,506,640
4.00%, 02/15/14	1,000,000	1,084,844
1.88%, 02/28/14	1,000,000	1,021,172
1.75%, 03/31/14	2,000,000	2,033,438
1.88%, 04/30/14	2,300,000	2,345,821
2.25%, 05/31/14	3,500,000	3,607,460

18 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
2.63%, 06/30/14	4,250,000	4,429,630
2.63%, 07/31/14	2,810,000	2,928,329
2.38%, 08/31/14	2,475,000	2,555,051
2.38%, 09/30/14	3,100,000	3,199,296
2.25%, 01/31/15	5,425,000	5,554,690
2.38%, 02/28/15	3,125,000	3,211,425
2.50%, 04/30/15	3,600,000	3,710,812
2.13%, 05/31/15	2,500,000	2,535,743
1.88%, 06/30/15	2,350,000	2,355,508
1.75%, 07/31/15	1,500,000	1,492,974
1.25%, 10/31/15	10,000,000	9,670,310
1.38%, 11/30/15	1,000,000	970,469
2.13%, 12/31/15	750,000	752,168
2.00%, 01/31/16	335,000	333,456

		131,466,013

Total U.S. Government and Government Agencies
(Cost $169,222,548)		170,932,448

Foreign Securities 6.9% of net assets

Foreign Agencies 2.4%

Canada 0.3%
Export Development Canada
3.50%, 05/16/13	200,000	211,436
2.25%, 05/28/15	450,000	456,578

		668,014

Cayman Islands 0.0%
Petrobras International Finance Co.
7.75%, 09/15/14	100,000	116,325

Germany 1.3%
Kreditanstalt Fuer Wiederaufbau
4.75%, 05/15/12 (e)	900,000	946,112
1.38%, 01/13/14 (e)	900,000	902,416
2.63%, 03/03/15 (e)	900,000	926,457
2.63%, 02/16/16 (e)	400,000	404,532

		3,179,517

Mexico 0.2%
Petroleos Mexicanos
4.88%, 03/15/15 (b)	500,000	530,250

Republic of Korea 0.5%
Export-Import Bank of Korea
5.50%, 10/17/12	1,000,000	1,056,591
8.13%, 01/21/14	200,000	229,066

		1,285,657

Sweden 0.1%
Svensk Exportkredit AB
3.25%, 09/16/14	200,000	209,408

		5,989,171

Foreign Local Government 0.7%

Canada 0.7%
Province of British Columbia Canada
4.30%, 05/30/13	425,000	455,978
Province of Ontario
4.10%, 06/16/14	550,000	592,387
Province of Ontario Canada
1.88%, 09/15/15	600,000	587,784

		1,636,149

Sovereign 1.0%

Brazil 0.1%
Federative Republic of Brazil
10.25%, 06/17/13	250,000	300,000

Canada 0.3%
Canada Government International Bond
2.38%, 09/10/14	750,000	771,919

Italy 0.3%
Republic of Italy
2.13%, 10/05/12	700,000	706,807

Mexico 0.2%
Mexico (United Mexican States)
6.63%, 03/03/15	350,000	401,625

Panama 0.1%
Republic of Panama
7.25%, 03/15/15	100,000	116,600

Republic of Korea 0.0%
Republic of Korea
4.88%, 09/22/14	100,000	106,662

		2,403,613

Supranational 2.8%
Asian Development Bank
2.75%, 05/21/14	150,000	156,158
4.25%, 10/20/14	450,000	490,410
2.63%, 02/09/15	150,000	154,568
European Investment Bank
4.63%, 03/21/12	650,000	678,991
1.75%, 09/14/12	1,125,000	1,144,802
2.75%, 03/23/15	215,000	221,938
1.63%, 09/01/15	450,000	440,479
1.38%, 10/20/15	550,000	529,864
Inter-American Development Bank
3.00%, 04/22/14	850,000	891,818
International Bank for Reconstruction & Development
1.75%, 07/15/13	1,500,000	1,526,192
Nordic Investment Bank
3.63%, 06/17/13	500,000	528,769

		6,763,989

Total Foreign Securities
(Cost $16,604,234)		16,792,922

Corporate Bonds 21.0% of net assets

Finance 9.5%

Banking 6.8%
American Express Bank FSB
5.50%, 04/16/13	750,000	806,529
Bank of America Corp.
4.90%, 05/01/13	350,000	370,924
4.50%, 04/01/15	500,000	522,748
Bank of Nova Scotia
3.40%, 01/22/15	275,000	284,820
Barclays Bank PLC
5.20%, 07/10/14	500,000	540,874
BB&T Corp.
5.20%, 12/23/15	175,000	188,456

See financial notes 19

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
BNP Paribas
3.25%, 03/11/15	200,000	201,928
Citigroup, Inc.
5.50%, 04/11/13	925,000	992,096
5.13%, 05/05/14	575,000	618,594
4.75%, 05/19/15	150,000	158,481
4.70%, 05/29/15	150,000	157,711
Countrywide Financial Corp.
5.80%, 06/07/12	700,000	738,314
Credit Suisse USA, Inc.
5.50%, 08/15/13	300,000	326,912
5.13%, 08/15/15	500,000	547,384
Deutsche Bank AG
4.88%, 05/20/13	550,000	586,411
3.45%, 03/30/15	100,000	102,404
Fifth Third Bancorp
3.63%, 01/25/16	100,000	100,483
Goldman Sachs Capital II
5.79%, 06/01/12, 06/01/43 (a)(b)	500,000	432,500
HSBC Holdings PLC
5.25%, 12/12/12	225,000	238,613
JPMorgan Chase & Co.
4.75%, 05/01/13	900,000	962,236
4.65%, 06/01/14	300,000	320,822
2.60%, 01/15/16	350,000	339,599
Lloyds TSB Bank PLC
4.88%, 01/21/16	200,000	203,764
Morgan Stanley
4.75%, 04/01/14	250,000	261,571
6.00%, 05/13/14	600,000	656,986
3.45%, 11/02/15	600,000	593,191
PNC Funding Corp.
4.25%, 09/21/15	300,000	315,696
Rabobank Nederland
1.85%, 01/10/14	150,000	150,285
Royal Bank of Canada
2.63%, 12/15/15	300,000	300,988
Royal Bank of Scotland PLC
3.25%, 01/11/14	500,000	505,587
The Bank of New York Mellon Corp.
2.95%, 06/18/15	450,000	459,544
The Goldman Sachs Group, Inc.
5.45%, 11/01/12	300,000	320,111
5.25%, 10/15/13	300,000	325,283
3.63%, 02/07/16	300,000	299,780
UBS AG
3.88%, 01/15/15	150,000	154,151
US Bancorp
2.00%, 06/14/13	500,000	508,959
Wells Fargo & Co.
5.25%, 10/23/12	1,000,000	1,066,420
5.00%, 11/15/14	375,000	405,835
Westpac Banking Corp.
2.25%, 11/19/12	200,000	204,116
4.20%, 02/27/15	200,000	210,708

		16,481,814

Brokerage 0.2%
BlackRock, Inc.
2.25%, 12/10/12 (b)	275,000	280,495
Jefferies Group, Inc.
3.88%, 11/09/15 (b)	75,000	74,720
Nomura Holdings, Inc.
5.00%, 03/04/15	100,000	104,564

		459,779

Finance Company 1.1%
Capital One Financial Corp.
7.38%, 05/23/14	100,000	115,329
General Electric Capital Corp.
1.88%, 09/16/13	1,600,000	1,606,558
4.38%, 09/21/15	200,000	209,963
HSBC Finance Corp.
7.00%, 05/15/12	525,000	559,171
5.00%, 06/30/15	325,000	348,415

		2,839,436

Insurance 1.0%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	250,000	270,813
American International Group, Inc.
4.25%, 05/15/13 (b)	50,000	51,928
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15 (b)	950,000	1,041,358
Coventry Health Care, Inc.
6.30%, 08/15/14 (b)	225,000	240,555
MetLife, Inc.
2.38%, 02/06/14 (b)	400,000	405,574
Prudential Financial, Inc.
3.63%, 09/17/12	400,000	413,005
Travelers Property Casualty Corp.
5.00%, 03/15/13 (b)	100,000	107,308

		2,530,541

Other Financial 0.1%
CME Group, Inc.
5.40%, 08/01/13 (b)	175,000	192,125

Real Estate Investment Trust 0.3%
Simon Property Group LP
4.20%, 02/01/15 (b)	575,000	606,117
5.75%, 12/01/15 (b)	50,000	56,024

		662,141

		23,165,836

Industrial 9.9%

Basic Industry 0.9%
ArcelorMittal S.A.
3.75%, 08/05/15 (b)	225,000	227,456
BHP Billiton Finance (USA) Ltd.
8.50%, 12/01/12	375,000	421,317
International Paper Co.
5.30%, 04/01/15 (b)	100,000	107,827
Praxair, Inc.
4.38%, 03/31/14 (b)	150,000	160,570
Rio Tinto Finance (USA) Ltd.
5.88%, 07/15/13 (b)	200,000	220,448
1.88%, 11/02/15 (b)	250,000	240,898
The Dow Chemical Co.
4.85%, 08/15/12 (b)	275,000	289,654
7.60%, 05/15/14 (b)	300,000	348,631
5.90%, 02/15/15 (b)	150,000	167,389

		2,184,190

Capital Goods 0.9%
3M Co.
4.38%, 08/15/13	50,000	54,271
Bemis Co., Inc.
5.65%, 08/01/14 (b)	50,000	54,596
Caterpillar Financial Services Corp.
4.85%, 12/07/12	175,000	186,922

20 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
CRH America, Inc.
5.30%, 10/15/13 (b)	125,000	133,744
General Electric Co.
5.00%, 02/01/13	650,000	696,597
John Deere Capital Corp.
4.90%, 09/09/13	450,000	488,703
Northrop Grumman Corp.
3.70%, 08/01/14 (b)	225,000	235,239
Raytheon Co.
1.63%, 10/15/15 (b)	200,000	191,060
Tyco International Finance S.A.
6.00%, 11/15/13 (b)	200,000	222,803
Waste Management, Inc.
5.00%, 03/15/14 (b)	50,000	54,183

		2,318,118

Communications 1.9%
AT&T, Inc.
4.95%, 01/15/13 (b)	50,000	53,534
6.70%, 11/15/13 (b)	450,000	509,589
2.50%, 08/15/15 (b)	250,000	247,801
CBS Corp.
8.20%, 05/15/14 (b)	300,000	352,317
Cellco Partnership / Verizon Wireless
5.55%, 02/01/14 (b)	500,000	553,102
Comcast Corp.
5.30%, 01/15/14 (b)	150,000	163,769
DIRECTV Holdings LLC
6.38%, 06/15/15 (b)	500,000	518,125
NBC Universal, Inc.
2.10%, 04/01/14 (b)(c)	75,000	74,155
New Cingular Wireless Services, Inc.
8.13%, 05/01/12 (b)	400,000	433,725
Telecom Italia Capital S.A.
5.25%, 11/15/13 (b)	250,000	261,408
Telefonica Emisiones S.A.U.
3.73%, 04/27/15 (b)	150,000	151,248
Time Warner Cable, Inc.
3.50%, 02/01/15 (b)	200,000	204,992
Time Warner Entertainment Co. LP
10.15%, 05/01/12	100,000	109,949
Verizon Communications, Inc.
5.25%, 04/15/13 (b)	825,000	893,475

		4,527,189

Consumer Cyclical 0.9%
CVS Caremark Corp.
4.88%, 09/15/14 (b)	500,000	544,068
Daimler Finance North America LLC
6.50%, 11/15/13	200,000	225,570
eBay, Inc.
1.63%, 10/15/15 (b)	75,000	71,885
McDonald’s Corp.
4.30%, 03/01/13 (b)	75,000	79,558
Nordstrom, Inc.
6.75%, 06/01/14 (b)	108,000	123,492
Time Warner, Inc.
3.15%, 07/15/15 (b)	390,000	396,354
Toyota Motor Credit Corp.
2.80%, 01/11/16 (b)	200,000	202,090
Wal-Mart Stores, Inc.
3.20%, 05/15/14	525,000	550,543

		2,193,560

Consumer Non-Cyclical 2.8%
Abbott Laboratories
5.15%, 11/30/12 (b)	650,000	698,236
Anheuser-Busch InBev Worldwide, Inc.
3.00%, 10/15/12 (b)	100,000	103,187
2.88%, 02/15/16 (b)	300,000	299,305
Clorox Co.
5.00%, 03/01/13 (b)	400,000	425,891
Diageo Capital PLC
7.38%, 01/15/14 (b)	50,000	57,625
Express Scripts, Inc.
6.25%, 06/15/14 (b)	50,000	55,859
General Mills, Inc.
5.65%, 09/10/12 (b)	200,000	214,072
Kellogg Co.
4.25%, 03/06/13 (b)	150,000	158,868
Kraft Foods, Inc.
2.63%, 05/08/13	500,000	513,708
McKesson Corp.
3.25%, 03/01/16 (b)	250,000	251,415
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)	250,000	272,036
Medtronic, Inc.
3.00%, 03/15/15 (b)	165,000	169,456
Novartis Capital Corp.
2.90%, 04/24/15 (b)	150,000	153,887
PepsiCo, Inc.
0.88%, 10/25/13 (b)	500,000	496,049
Pfizer, Inc.
5.35%, 03/15/15 (b)	600,000	672,190
Procter & Gamble Co.
1.38%, 08/01/12 (b)	250,000	252,587
4.95%, 08/15/14 (b)	75,000	83,179
Reynolds American, Inc.
7.25%, 06/01/13 (b)	350,000	389,287
Safeway, Inc.
6.25%, 03/15/14 (b)	250,000	276,948
The Coca-Cola Co.
1.50%, 11/15/15 (b)	425,000	406,899
Thermo Fisher Scientific, Inc.
2.15%, 12/28/12 (b)	200,000	202,817
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14 (b)	500,000	540,403

		6,693,904

Energy 1.1%
Apache Corp.
6.00%, 09/15/13 (b)	150,000	166,670
Baker Hughes, Inc.
6.50%, 11/15/13 (b)	175,000	198,419
BP Capital Markets PLC
3.13%, 03/10/12	300,000	306,846
5.25%, 11/07/13	200,000	217,274
Chevron Corp.
3.95%, 03/03/14 (b)	100,000	107,073
ConocoPhillips Australia Funding Co.
5.50%, 04/15/13 (b)	350,000	382,529
Encana Corp.
4.75%, 10/15/13 (b)	125,000	135,845
Marathon Petroleum Corp.
3.50%, 03/01/16 (b)(c)	250,000	251,509
Occidental Petroleum Corp.
7.00%, 11/01/13 (b)	175,000	201,686
Shell International Finance BV
3.10%, 06/28/15 (b)	300,000	308,549

See financial notes 21

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
Statoilhydro A.S.A.
3.88%, 04/15/14 (b)	50,000	53,132
Total Capital S.A.
3.00%, 06/24/15 (b)	175,000	178,183
Transocean, Inc.
4.95%, 11/15/15 (b)	50,000	52,956
Valero Energy Corp.
6.88%, 04/15/12 (b)	100,000	106,083

		2,666,754

Technology 1.1%
Agilent Technologies, Inc.
2.50%, 07/15/13 (b)	200,000	202,609
Cisco Systems, Inc.
2.90%, 11/17/14 (b)	100,000	105,024
Dell, Inc.
2.30%, 09/10/15 (b)	100,000	98,288
Hewlett-Packard Co.
2.95%, 08/15/12 (b)	200,000	205,969
6.13%, 03/01/14 (b)	300,000	336,662
4.75%, 06/02/14 (b)	150,000	163,302
2.13%, 09/13/15 (b)	50,000	49,149
International Business Machines Corp.
6.50%, 10/15/13 (b)	500,000	567,230
Microsoft Corp.
1.63%, 09/25/15	300,000	291,468
Oracle Corp.
3.75%, 07/08/14 (b)	100,000	106,371
5.25%, 01/15/16 (b)	100,000	111,722
Xerox Corp.
5.65%, 05/15/13 (b)	400,000	432,943

		2,670,737

Transportation 0.3%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (b)	200,000	228,428
CSX Corp.
6.25%, 04/01/15 (b)	50,000	56,882
Ryder System, Inc.
3.15%, 03/02/15 (b)	350,000	354,003

		639,313

		23,893,765

Utilities 1.6%

Electric 1.2%
Carolina Power & Light Co.
6.50%, 07/15/12 (b)	200,000	214,569
Commonwealth Edison Co.
1.63%, 01/15/14 (b)	150,000	149,732
Consumers Energy Co.
5.38%, 04/15/13 (b)	425,000	460,915
Dominion Resources, Inc.
5.15%, 07/15/15 (b)	150,000	164,318
Duke Energy Carolinas LLC
5.75%, 11/15/13 (b)	500,000	560,779
Exelon Corp.
4.90%, 06/15/15 (b)	200,000	212,585
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16 (b)	300,000	303,319
Pacific Gas & Electric Co.
6.25%, 12/01/13 (b)	200,000	223,076
Southern California Edison Co.
5.75%, 03/15/14 (b)	200,000	223,916
The Southern Co.
2.38%, 09/15/15 (b)	250,000	246,964
Virginia Electric and Power Co.
5.10%, 11/30/12 (b)	150,000	160,420

		2,920,593

Natural Gas 0.4%
Energy Transfer Partners LP
8.50%, 04/15/14 (b)	200,000	234,847
Enterprise Products Operating LLC
9.75%, 01/31/14 (b)	125,000	150,730
Kinder Morgan Energy Partners LP
7.13%, 03/15/12 (b)	250,000	264,731
Plains All American Pipeline LP
3.95%, 09/15/15 (b)	150,000	154,295
Sempra Energy
6.00%, 02/01/13 (b)	125,000	134,540
TransCanada PipeLines Ltd.
3.40%, 06/01/15 (b)	100,000	102,540

		1,041,683

		3,962,276

Total Corporate Bonds
(Cost $49,696,980)		51,021,877

Municipal Bonds 0.2% of net assets

Fixed-Rate Obligations 0.2%
Yale Univ
Medium-Term Notes Series B
2.90%, 10/15/14 (b)	350,000	363,430

Total Municipal Bonds
(Cost $355,552)		363,430

	Number	Value
Security	of Shares	($)

Other Investment Company 0.7% of net assets

Money Fund 0.7%
State Street Institutional Liquid Reserves Fund - Institutional Class	1,743,604	1,743,604

Total Other Investment Company
(Cost $1,743,604)		1,743,604

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.10%, 03/17/11	15,000	14,999

Total Short-Term Investment
(Cost $14,999)		14,999

End of Investments.

22 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

At 02/28/11, the tax basis cost of the fund’s investments was $237,757,535, and the unrealized appreciation and depreciation were $3,798,679 and ($686,934), respectively, with a net unrealized appreciation of $3,111,745.

(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $325,664 or 0.1% of net assets.
(d)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(e)	Guaranteed by the Republic of Germany.

See financial notes 23

 Schwab Short-Term Bond Market Fund

Statement of
Assets and Liabilities
As of February 28, 2011; unaudited

Assets

Investments, at value (cost $237,637,917)		$240,869,280
Receivables:
Investments sold		5,744,371
Interest		1,466,307
Fund shares sold		480,086
Income from securities on loan		2
Prepaid expenses	+	1,990

Total assets		248,562,036

Liabilities

Payables:
Investments bought		5,461,529
Investment adviser and administrator fees		6,999
Shareholder services fees		5,035
Fund shares redeemed		296,410
Distributions to shareholders		100,087
Trustees’ fees		1,798
Accrued expenses	+	30,016

Total liabilities		5,901,874

Net Assets

Total assets		248,562,036
Total liabilities	−	5,901,874

Net assets		$242,660,162

Net Assets by Source
Capital received from investors		299,846,528
Net realized capital losses		(60,417,729)
Net unrealized capital gains		3,231,363

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$242,660,162		26,631,052		$9.11

24 See financial notes

 Schwab Short-Term Bond Market Fund

Statement of
Operations
For September 1, 2010 through February 28, 2011; unaudited

Investment Income

Interest		$2,384,658
Securities on loan	+	564

Total investment income		2,385,222

Expenses

Investment adviser and administrator fees		373,528
Shareholder service fees		303,012
Portfolio accounting fees		32,279
Professional fees		16,422
Registration fees		12,047
Transfer agent fees		11,000
Shareholder reports		9,512
Custodian fees		4,259
Trustees’ fees		4,034
Interest expense		62
Other expenses	+	4,060

Total expenses		770,215
Expense reduction by adviser and Schwab	−	85,351
Custody credits	−	79

Net expenses	−	684,785

Net investment income		1,700,437

Realized and Unrealized Gains (Losses)

Net realized gains on investments		2,628,353
Net realized gains on futures contracts	+	4,017

Net realized gains		2,632,370
Net unrealized losses on investments	+	(4,771,689)

Net realized and unrealized losses		(2,139,319)

Decrease in net assets resulting from operations		($438,882)

See financial notes 25

 Schwab Short-Term Bond Market Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

9/1/10-2/28/11			9/1/09-8/31/10
Net investment income		$1,700,437	$4,899,462
Net realized gains		2,632,370	6,218,796
Net unrealized gains (losses)	+	(4,771,689)	864,581

Increase (decrease) in net assets from operations		(438,882)	11,982,839

Distributions to shareholders

Distributions from net investment income		($1,700,437)	($4,899,461)

Transactions in Fund Shares

		9/1/10-2/28/11		9/1/09-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,817,306	$44,076,340	9,736,251	$87,998,380
Shares reinvested		116,685	1,069,441	355,548	3,211,487
Shares redeemed	+	(6,404,181)	(58,592,525)	(11,222,849)	(101,212,302)

Net transactions in fund shares		(1,470,190)	($13,446,744)	(1,131,050)	($10,002,435)

Shares Outstanding and Net Assets

		9/1/10-2/28/11		9/1/09-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		28,101,242	$258,246,225	29,232,292	$261,165,282
Total decrease	+	(1,470,190)	(15,586,063)	(1,131,050)	(2,919,057)

End of period		26,631,052	$242,660,162	28,101,242	$258,246,225

26 See financial notes

Schwab® Premier Income Fund

Financial Statements

Financial Highlights

	9/1/10–		9/1/09–	9/1/08–	10/31/07[2]–
	2/28/11*		8/31/10	8/31/09[1]	8/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.43		9.89	9.95	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.50	0.71	0.44
Net realized and unrealized gains (losses)	(0.13)		0.58	(0.07)	(0.03)

Total from investment operations	0.04		1.08	0.64	0.41
Less distributions:
Distributions from net investment income	(0.20)		(0.54)	(0.70)	(0.46)
Distributions from net realized gains	(0.01)		—	—	—

Total distributions	(0.21)		(0.54)	(0.70)	(0.46)

Net asset value at end of period	10.26		10.43	9.89	9.95

Total return (%)	0.35	[3]	11.16	7.03	4.13	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.60	[4]	0.62	0.63	0.54	[4]
Gross operating expenses	0.61	[4]	0.63	0.75	0.74	[4]
Net investment income (loss)	3.40	[4]	4.71	7.90	5.53	[4]
Portfolio turnover rate	131	[3]	173	496	374	[3]
Net assets, end of period ($ x 1,000,000)	412		459	261	47

* Unaudited.

1 Effective on August 10, 2009, all outstanding Investor Shares and Select Shares were converted into Institutional Shares. The figures in Financial Highlights reflect only the remaining share class.
2 Commencement of operations.
3 Not annualized.
4 Annualized.

See financial notes 27

 Schwab Premier Income Fund

Portfolio Holdings as of February 28, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

26.7%		Corporate Bonds	107,300,073	110,012,739
2.9%		Asset-Backed Obligations	12,440,156	12,202,235
43.2%		Mortgage-Backed Securities	175,263,354	178,081,704
2.8%		Commercial Mortgage Backed Securities	10,797,753	11,622,999
26.0%		U.S. Government and Government Agencies	107,024,203	107,011,005
1.4%		Foreign Securities	5,731,137	5,784,981
0.4%		Preferred Stock	1,535,625	1,611,094
0.5%		Other Investment Company	1,936,266	1,936,266
2.3%		Short-Term Investment	9,499,362	9,499,362

106.2%		Total Investments	431,527,929	437,762,385
(6	.2)%	Other Assets and Liabilities, Net		(25,560,016)

100.0%		Net Assets		412,202,369

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Corporate Bonds 26.7% of net assets

Finance 12.8%

Banking 8.4%
Australia & New Zealand Banking Group Ltd.
1.04%, 04/11/11, 01/10/14 (a)(c)	1,000,000	999,427
4.88%, 01/12/21 (c)	500,000	509,620
Bank of America Corp.
1.72%, 04/28/11, 01/30/14 (a)	2,000,000	2,026,780
5.63%, 10/14/16 (h)	500,000	539,250
7.63%, 06/01/19 (b)	500,000	585,507
Bank of Tokyo-Mitsubishi UFJ Ltd.
7.40%, 06/15/11	2,000,000	2,037,502
Barclays Bank PLC
1.34%, 04/13/11, 01/13/14 (a)	500,000	505,776
5.14%, 10/14/20 (h)	500,000	475,590
Citigroup, Inc.
5.25%, 02/27/12 (h)	750,000	781,388
1.16%, 05/15/11, 02/15/13 (a)	1,000,000	1,003,089
8.50%, 05/22/19 (h)	300,000	372,818
5.38%, 08/09/20 (h)	500,000	519,299
Credit Suisse USA, Inc.
5.30%, 08/13/19	1,000,000	1,055,889
Deutsche Bank Financial LLC
5.38%, 03/02/15	1,000,000	1,065,315
Fifth Third Bancorp
3.63%, 01/25/16	600,000	602,895
HSBC Bank PLC
0.70%, 04/18/11, 01/18/13 (a)(c)	1,500,000	1,501,941
JPMorgan Chase & Co.
1.05%, 03/30/11, 09/30/13 (a)	1,500,000	1,509,523
1.10%, 04/24/11, 01/24/14 (a)	1,250,000	1,258,902
6.00%, 01/15/18	500,000	556,925
Lloyds TSB Bank plc
2.65%, 04/26/11, 01/24/14 (a)	1,500,000	1,540,522
Morgan Stanley
1.90%, 04/26/11, 01/24/14 (a)	1,500,000	1,523,335
4.75%, 04/01/14	500,000	523,143
3.45%, 11/02/15	750,000	741,489
Nordea Bank AB
1.20%, 04/14/11, 01/14/14 (a)(c)	2,000,000	2,007,304
Rabobank Nederland
2.13%, 10/13/15 (h)	1,000,000	966,836
Sumitomo Mitsui Banking Corp.
1.95%, 01/14/14 (c)	1,000,000	1,001,684
Svenska Handelsbanken AB
1.30%, 03/14/11, 09/14/12 (a)(c)	1,250,000	1,254,354
The Goldman Sachs Group, Inc.
1.31%, 05/07/11, 02/07/14 (a)	1,000,000	1,008,068
3.63%, 02/07/16	850,000	849,377
6.15%, 04/01/18	500,000	548,559
US Bank NA
6.30%, 02/04/14	1,000,000	1,118,890
Wachovia Corp.
5.75%, 02/01/18	500,000	556,738
Wells Fargo & Co.
4.75%, 02/09/15	1,000,000	1,059,112
Westpac Banking Corp.
0.60%, 04/21/11, 10/21/11 (a)(c)	1,000,000	1,000,843
1.03%, 03/09/11, 12/09/13 (a)	1,000,000	1,007,657

		34,615,347

Brokerage 0.2%
Jefferies Group, Inc.
8.50%, 07/15/19 (b)	200,000	237,052
Macquarie Group Ltd.
6.25%, 01/14/21 (c)	300,000	307,313
Nomura Holdings, Inc.
5.00%, 03/04/15	300,000	313,693

		858,058

Finance Company 1.5%
General Electric Capital Corp.
0.87%, 04/07/11, 01/07/13 (a)	1,000,000	1,002,739
1.15%, 04/07/11, 01/07/14 (a)	1,000,000	1,008,129
3.75%, 11/14/14	500,000	523,878
5.63%, 05/01/18	1,000,000	1,089,203
4.63%, 01/07/21	200,000	199,295
5.30%, 02/11/21	250,000	257,326
SLM Corp.
0.50%, 03/15/11 (a)	2,000,000	1,997,474

		6,078,044

Insurance 1.9%
Coventry Health Care, Inc.
5.88%, 01/15/12 (h)	2,000,000	2,077,008

28 See financial notes

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
Lincoln National Corp.
6.25%, 02/15/20 (b)	500,000	556,699
MassMutual Global Funding II
0.80%, 03/28/11, 09/27/13 (a)(c)	1,000,000	999,479
MetLife Institutional Funding II
0.70%, 04/12/11, 07/12/12 (a)(c)	1,000,000	999,722
MetLife, Inc.
1.56%, 05/06/11, 08/06/13 (a)	1,250,000	1,272,357
The Allstate Corp.
7.45%, 05/16/19 (b)	1,000,000	1,204,573
UnitedHealth Group, Inc.
5.25%, 03/15/11 (b)	700,000	701,066

		7,810,904

Real Estate Investment Trust 0.8%
Digital Realty Trust LP
4.50%, 07/15/15 (b)	725,000	747,606
Kimco Realty Corp.
4.30%, 02/01/18 (b)	500,000	505,164
Senior Housing Properties Trust
6.75%, 04/15/20 (b)	500,000	535,088
Ventas Realty LP
3.13%, 11/30/15 (b)	1,000,000	972,577
6.50%, 06/01/16 (b)	500,000	524,754

		3,285,189

		52,647,542

Industrial 11.9%

Basic Industry 1.1%
Airgas, Inc.
7.13%, 10/01/18 (b)(c)(h)	1,000,000	1,090,000
Alcoa, Inc.
6.75%, 07/15/18 (b)(h)	1,000,000	1,137,389
Cliffs Natural Resources, Inc.
4.80%, 10/01/20 (b)(h)	500,000	496,004
The Dow Chemical Co.
7.60%, 05/15/14 (b)(h)	500,000	581,051
8.55%, 05/15/19 (b)(h)	1,000,000	1,269,930

		4,574,374

Capital Goods 1.8%
Allied Waste North America, Inc.
6.88%, 06/01/17 (b)(h)	1,000,000	1,088,889
BAE Asset Systems 2001 Asset Trust
6.66%, 09/15/13 (c)(f)	1,138,239	1,219,737
Ball Corp.
7.13%, 09/01/16 (b)(h)	250,000	275,000
John Deere Capital Corp.
2.95%, 03/09/15 (h)	500,000	512,274
L-3 Communications Corp.
6.38%, 10/15/15 (b)	3,000,000	3,112,500
Raytheon Co.
1.63%, 10/15/15 (b)	750,000	716,476
3.13%, 10/15/20 (b)	500,000	460,250
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	100,000	129,566

		7,514,692

Communications 1.9%
AT&T, Inc.
6.70%, 11/15/13 (b)(h)	400,000	452,968
Cellco Partnership / Verizon Wireless Capital LLC
8.50%, 11/15/18 (b)	500,000	648,997
DIRECTV Holdings LLC
6.38%, 06/15/15 (b)(h)	2,750,000	2,849,687
Dish DBS Corp.
6.38%, 10/01/11 (b)(h)	1,000,000	1,022,500
NBC Universal, Inc.
4.38%, 04/01/21 (b)(c)	500,000	482,193
Qwest Corp.
3.55%, 03/15/11, 06/15/13 (a)	1,000,000	1,050,000
8.38%, 05/01/16 (b)	500,000	599,375
Time Warner Entertainment Co. LP
10.15%, 05/01/12	480,000	527,755
Verizon Communications, Inc.
8.75%, 11/01/18 (b)	250,000	323,093

		7,956,568

Consumer Cyclical 1.8%
DR Horton, Inc.
7.88%, 08/15/11 (h)	1,000,000	1,032,500
Expedia, Inc.
5.95%, 08/15/20 (b)	250,000	254,063
Ford Motor Credit Co. LLC
5.75%, 02/01/21	500,000	494,534
Host Hotels & Resorts LP
7.13%, 11/01/13 (b)	345,000	351,469
International Game Technology
5.50%, 06/15/20 (b)	100,000	102,512
Levi Strauss & Co.
8.88%, 04/01/16 (b)	2,000,000	2,102,500
PACCAR, Inc.
6.88%, 02/15/14 (b)	200,000	229,273
Target Corp.
6.00%, 01/15/18 (b)	1,250,000	1,438,967
Time Warner, Inc.
3.15%, 07/15/15 (b)	500,000	508,145
Viacom, Inc.
6.25%, 04/30/16 (b)	667,000	766,037

		7,280,000

Consumer Non-Cyclical 3.4%
Anheuser-Busch InBev Worldwide, Inc.
0.85%, 04/27/11, 01/27/14 (a)	1,500,000	1,506,007
Fresenius Medical Care Capital Trust IV
7.88%, 06/15/11	1,000,000	1,015,000
Fresenius Medical Care US Finance, Inc.
5.75%, 02/15/21 (b)(c)	1,000,000	972,500
McKesson Corp.
3.25%, 03/01/16 (b)	500,000	502,829
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)(h)	500,000	544,073
Merck & Co., Inc.
3.88%, 01/15/21 (b)	350,000	343,656
PepsiCo, Inc.
7.90%, 11/01/18 (b)	107,000	135,906
Reynolds American, Inc.
1.00%, 03/15/11, 06/15/11 (a)(b)	3,000,000	3,004,059
7.63%, 06/01/16 (b)	2,200,000	2,617,003
Teva Pharmaceutical Finance III LLC
0.70%, 03/21/11, 12/19/11 (a)	1,000,000	1,003,109
The Coca-Cola Co.
3.15%, 11/15/20 (b)(h)	1,000,000	934,863
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14 (b)	500,000	540,403
6.13%, 08/15/19 (b)	1,000,000	1,106,854

		14,226,262

See financial notes 29

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Energy 0.9%
Apache Corp.
6.90%, 09/15/18 (b)(h)	100,000	120,402
ConocoPhillips
4.60%, 01/15/15 (b)(h)	1,000,000	1,089,268
Marathon Petroleum Corp.
3.50%, 03/01/16 (b)(c)	250,000	251,509
Statoil ASA
3.13%, 08/17/17 (b)	750,000	746,692
Total Capital S.A.
2.30%, 03/15/16 (b)	500,000	486,935
Weatherford International Ltd.
9.63%, 03/01/19 (b)	250,000	328,041
5.13%, 09/15/20 (b)	500,000	511,346

		3,534,193

Technology 0.7%
Microsoft Corp.
0.88%, 09/27/13	2,000,000	1,990,716
Oracle Corp.
3.88%, 07/15/20 (b)(c)	500,000	493,793
Seagate Technology International
10.00%, 05/01/14 (b)(c)	483,000	561,487

		3,045,996

Transportation 0.3%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (b)(h)	100,000	114,214
3.60%, 09/01/20 (b)(h)	250,000	238,637
ERAC USA Finance LLC
2.25%, 01/10/14 (b)(c)	575,000	574,673
Union Pacific Corp.
5.75%, 11/15/17 (b)	200,000	226,235

		1,153,759

		49,285,844

Utilities 2.0%

Electric 1.1%
Commonwealth Edison Co.
1.63%, 01/15/14 (b)	350,000	349,374
Consolidated Natural Gas Co.
6.25%, 11/01/11 (b)	750,000	777,174
Duke Energy Corp.
5.05%, 09/15/19 (b)	500,000	526,944
Nevada Power Co.
6.50%, 04/15/12 (b)(h)	1,000,000	1,054,763
7.13%, 03/15/19 (b)	500,000	595,494
Pacific Gas & Electric Co.
3.50%, 10/01/20 (b)	500,000	471,148
The Southern Co.
2.38%, 09/15/15 (b)	500,000	493,928

		4,268,825

Natural Gas 0.9%
CenterPoint Energy Resources Corp.
6.00%, 05/15/18 (b)(h)	250,000	280,348
Energy Transfer Partners LP
8.50%, 04/15/14 (b)(h)	500,000	587,117
Ferrellgas Partners LP
9.13%, 10/01/17 (b)	1,000,000	1,110,000
Kinder Morgan Energy Partners LP
5.63%, 02/15/15 (b)(h)	300,000	331,594
Plains All American Pipeline LP
3.95%, 09/15/15 (b)	500,000	514,319
TransCanada PipeLines Ltd.
3.40%, 06/01/15 (b)	500,000	512,699
Williams Partners LP
4.13%, 11/15/20 (b)	500,000	474,451

		3,810,528

		8,079,353

Total Corporate Bonds
(Cost $107,300,073)		110,012,739

Asset-Backed Obligations 2.9% of net assets

ACE Securities Corp.
Series 2003-HS1 Class M3
4.01%, 03/25/11, 06/25/33 (a)(b)(h)	1,500,000	931,375
Ameriquest Mortgage Securities, Inc.
Series 2003-11 Class M5
3.51%, 03/25/11, 01/25/34 (a)(b)(h)	101,259	21,102
Amortizing Residential Collateral Trust
Series 2002-BC7 Class M1
1.06%, 03/25/11, 10/25/32 (a)(b)(h)	442,128	331,653
Asset Backed Funding Certificates
Series 2005-HE1 Class M2
0.70%, 03/25/11, 03/25/35 (a)(b)(h)	400,000	275,869
Bear Stearns Asset Backed Securities
Series 2005-HE3 Class M1
0.69%, 03/25/11, 03/25/35 (a)(b)(h)	5,274	5,260
Citigroup Mortgage Loan Trust, Inc.
Series 2004-OPTI Class M5
1.31%, 03/25/11, 10/25/34 (a)(b)(h)	898,076	508,209
Series 2004-OPTI Class M6
1.34%, 03/25/11, 10/25/34 (a)(b)(h)	1,452,479	458,681
First Franklin Mortgage Loan
Series 2002-FF1 Class M1
1.31%, 03/25/11, 04/25/32 (a)(b)(h)	1,015,715	501,160
Long Beach Mortgage Loan Trust
Series 2004-1 Class M6
2.36%, 03/25/11, 02/25/34 (a)(b)(h)	515,746	256,744
Series 2004-2 Class M2
1.34%, 03/25/11, 06/25/34 (a)(b)	462,809	298,942
Morgan Stanley ABS Capital I
Series 2004-NC8 Class M4
1.26%, 03/25/11, 09/25/34 (a)(b)	267,067	171,126
Morgan Stanley Dean Witter Capital I
Series 2002-AM3 Class M2
3.26%, 03/25/11, 02/25/33 (a)(b)(h)	846,943	581,077
Option One Mortgage Loan Trust
Series 2002-1 Class M1
1.39%, 03/25/11, 02/25/32 (a)(b)(h)	74,657	62,851
Series 2002-4 Class M2
1.96%, 03/25/11, 07/25/32 (a)(b)(h)	240,389	225,353
Series 2003-2 Class M1
1.24%, 03/25/11, 04/25/33 (a)(b)(h)	1,240,242	700,692
Series 2005-1 Class M2
0.80%, 03/25/11, 02/25/35 (a)(b)	1,239,957	385,867
Park Place Securities, Inc.
Series 2004-WCW1 Class M1
0.89%, 03/25/11, 09/25/34 (a)(b)(h)	1,533,696	1,507,603
Series 2004-MHQ1 Class M1
0.96%, 03/25/11, 12/25/34 (a)(b)(h)	810,305	783,128
Series 2005-WLL1 Class M1
0.68%, 03/25/11, 03/25/35 (a)(b)(h)	1,973,001	1,904,215

30 See financial notes

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
Structured Asset Securities Corp.
Series 1998-2 Class M1
1.36%, 03/25/11, 02/25/28 (a)(b)(h)	718,991	678,143
Series 2005-2XS Class 1A5A
4.72%, 03/01/11, 02/25/35 (a)(b)(h)	1,639,014	1,613,185

Total Asset-Backed Obligations
(Cost $12,440,156)		12,202,235

Mortgage-Backed Securities 43.2% of net assets

Collateralized Mortgage Obligations 5.7%
ABN Amro Mortgage Corp.
Series 2003-2 Class 2A1
0.76%, 03/01/11, 03/25/18 (a)(b)(h)	1,966,871	1,946,452
Series 2003-9 Class A1
4.50%, 08/25/18 (b)(h)	136,415	140,380
Banc of America Alternative Loan Trust
Series 2005-2 Class CB
5.50%, 03/25/35 (b)(e)(h)	5,389,892	930,845
Series 2005-5 Class CB
5.50%, 06/25/35 (b)(e)(h)	2,951,287	457,403
Banc of America Mortgage Securities, Inc.
Series 2004-4 Class 2A1
5.50%, 05/25/34 (b)(h)	447,637	452,348
Chase Mortgage Finance Corp.
Series 2003-S13 Class A16
5.00%, 11/25/33 (b)(h)	1,544,301	1,583,064
Countrywide Alternative Loan Trust
Series 2004-29CB Class A6
4.00%, 01/25/35 (b)(h)	7,794	7,778
CS First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)(h)	2,400,287	2,453,074
Series 2004-7 Class 6A1
5.25%, 10/25/19 (b)(h)	1,999,817	2,026,235
Series 2004-1 Class 1A1
5.75%, 02/25/34 (b)(h)	470,110	487,796
GSAA Home Equity Trust
Series 2004-NC1 Class AF6
4.76%, 03/01/11, 11/25/33 (a)(b)(h)	1,354,322	1,350,302
Impac CMB Trust
Series 2004-5 Class 1A1
0.98%, 03/25/11, 10/25/34 (a)(b)(h)	394,511	379,820
MASTR Asset Securitization Trust
Series 2003-6 Class 9A1
4.25%, 07/25/33 (b)(h)	32,389	32,400
Series 2003-10 Class 3A1
5.50%, 11/25/33 (b)	939,031	993,028
Series 2003-11 Class 6A8
0.76%, 03/25/11, 12/25/33 (a)(b)	479,420	458,676
Residential Accredit Loans, Inc.
Series 2002-QS18 Class M1
5.50%, 12/25/17 (b)	150,570	136,562
Series 2003-QS1 Class A2
5.75%, 01/25/33 (b)	406,656	425,397
Residential Asset Securitization Trust
Series 2003-A1 Class A1
4.25%, 03/25/33 (b)	626,106	645,313
Sequoia Mortgage Trust
4.13%, 02/25/41 (b)(g)(i)(j)	3,000,000	3,000,000
Structured Asset Securities Corp.
Series 2004-3 Class 3A1
5.50%, 03/25/19 (b)	247,943	257,010
Series 2005-6 Class 4A1
5.00%, 05/25/35 (b)	1,222,228	1,205,832
WAMU Mortgage Pass-Through Certificates
Series 2003-S10 Class A5
5.00%, 10/25/18 (b)	195,107	195,885
Series 2003-S9 Class A6
5.25%, 10/25/33 (b)	3,000,000	3,046,213
Series 2004-S3 Class 1A1
5.00%, 07/25/34 (b)	829,742	834,265

		23,446,078

U.S. Government Agency Mortgages 37.5%
Fannie Mae
4.86%, 11/01/12	369,893	378,972
6.00%, 02/01/15 to 11/01/34	7,154,142	7,859,222
9.75%, 07/01/16	2,860	3,146
7.00%, 11/01/16 to 01/01/35	760,467	870,493
4.50%, 08/01/18 to 09/01/19	690,434	727,750
6.50%, 12/01/19 to 08/01/26	665,842	733,655
4.50%, 11/01/20 (e)(h)	6,351,958	642,598
6.50%, 07/01/21 (h)	58,274	64,428
5.50%, 10/01/22 to 05/01/27	5,796,171	6,281,713
5.00%, 08/01/23 to 07/01/35	9,736,468	10,354,832
4.00%, 10/25/31	3,405,221	3,471,137
6.00%, 07/01/37 (h)	7,303,003	7,950,492
Fannie Mae TBA
3.50%, 03/01/26	1,000,000	1,002,188
4.00%, 03/01/26 to 03/01/41	14,000,000	13,849,062
Freddie Mac
3.50%, 05/01/11 (h)	13,609	13,680
4.50%, 01/01/13 to 06/01/19	189,406	201,025
4.50%, 07/01/13 to 09/01/15 (h)	16,575	17,120
6.50%, 10/01/13 to 04/01/26	750,321	828,299
6.50%, 03/01/16 (h)	394,145	428,199
6.00%, 06/01/16 to 08/01/22	663,623	731,343
4.50%, 03/15/17 (b)	1,032,122	1,055,614
3.75%, 11/15/17 (b)	1,658,288	1,700,260
5.50%, 02/01/23 to 10/01/33	15,353,541	16,547,653
5.00%, 01/01/24	1,359,762	1,453,293
5.00%, 08/15/27 (b)	2,783,094	2,806,629
4.75%, 10/15/27 (b)	497,088	501,802
4.00%, 10/01/40	1,755,469	1,730,743
Freddie Mac TBA
4.00%, 03/01/41	4,000,000	3,938,752
4.50%, 03/01/41	1,000,000	1,018,594
Ginnie Mae
7.63%, 08/15/28	178,577	192,934
7.38%, 09/15/28 to 02/15/30	459,771	531,445
7.13%, 02/15/29 to 03/15/29	287,332	329,302
7.00%, 04/15/29 to 05/15/29	370,702	428,487
7.25%, 04/15/29	90,223	103,893
5.50%, 02/15/33 to 08/20/34	18,934,714	20,641,943
5.00%, 02/20/33 to 11/15/34	26,816,050	28,676,771
4.00%, 11/15/40	4,978,264	4,995,425
Ginnie Mae TBA
4.00%, 03/01/41	9,500,000	9,507,420
4.50%, 03/01/41	2,000,000	2,065,312

		154,635,626

Total Mortgage-Backed Securities
(Cost $175,263,354)		178,081,704

See financial notes 31

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Commercial Mortgage Backed Securities 2.8% of net assets

Banc of America Commercial Mortgage, Inc.
Series 2006-1 Class A2
5.33%, 09/10/45 (b)(h)	605,000	610,540
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)(h)	3,000,000	3,243,088
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A3
5.22%, 03/01/11, 07/15/44 (a)(b)(h)	2,905,000	3,064,532
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)(h)	1,000,000	1,069,751
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A1
3.97%, 03/12/39 (b)	256,483	261,716
Series 2005-LDP5 Class A2
5.20%, 12/15/44 (b)(h)	1,875,000	1,912,095
Series 2006-LDP9 Class A2S
5.30%, 05/15/47 (b)	94,000	95,853
Series 2007-LD12 Class A2
5.83%, 02/15/51 (b)	550,000	571,682
LB-UBS Commercial Mortgage Trust
Series 2006-C3 Class A3
5.69%, 03/11/11, 03/15/32 (a)(b)(h)	760,000	793,742

Total Commercial Mortgage Backed Securities
(Cost $10,797,753)		11,622,999

U.S. Government and Government Agencies 26.0% of net assets

U.S. Government Agency Guaranteed 1.0%
Bank of America Corp., (FDIC Insured)
2.10%, 04/30/12 (d)(h)	4,000,000	4,082,880

U.S. Government Agency Securities 5.3%
Fannie Mae
1.50%, 09/25/12 (b)	5,000,000	5,003,700
2.63%, 11/20/14	1,000,000	1,033,494
1.63%, 10/26/15	7,000,000	6,814,493
Federal Farm Credit Bank
1.38%, 06/25/13	3,000,000	3,034,203
3.00%, 09/22/14	1,000,000	1,047,309
Freddie Mac
1.75%, 09/10/15	5,000,000	4,911,080

		21,844,279

U.S. Treasury Obligations 19.7%
U.S. Treasury Notes
3.88%, 02/15/13	8,000,000	8,509,064
1.88%, 02/28/14	4,000,000	4,084,688
2.63%, 07/31/14	4,000,000	4,168,440
2.38%, 09/30/14	1,850,000	1,909,257
2.38%, 10/31/14	4,000,000	4,124,376
1.75%, 07/31/15	2,250,000	2,239,461
1.25%, 09/30/15	1,000,000	969,453
2.00%, 01/31/16	200,000	199,078
3.25%, 12/31/16	12,000,000	12,518,436
2.38%, 07/31/17	15,300,000	15,053,762
1.88%, 10/31/17	3,000,000	2,842,500
2.25%, 11/30/17	10,000,000	9,690,630
3.63%, 02/15/20	2,000,000	2,060,000
3.50%, 05/15/20	6,000,000	6,098,916
3.63%, 02/15/21	6,500,000	6,615,785

		81,083,846

Total U.S. Government and Government Agencies
(Cost $107,024,203)		107,011,005

Foreign Securities 1.4% of net assets

Foreign Agencies 0.9%

Canada 0.3%
Export Development Canada
3.50%, 05/16/13	1,000,000	1,057,181

Cayman Islands 0.4%
Petrobras International Finance Co.
5.88%, 03/01/18 (b)	1,500,000	1,603,810

Mexico 0.2%
Petroleos Mexicanos
4.88%, 03/15/15 (b)	500,000	530,250
5.50%, 01/21/21 (b)	500,000	502,500

		1,032,750

		3,693,741

Foreign Local Government 0.1%

Canada 0.1%
Province of British Columbia Canada
2.85%, 06/15/15 (h)	500,000	515,089

Supranational 0.4%
European Investment Bank
3.13%, 06/04/14	1,500,000	1,576,151

Total Foreign Securities
(Cost $5,731,137)		5,784,981

	Number	Value
Security	of Shares	($)

Preferred Stock 0.4% of net assets

HJ Heinz Finance Co. (c)	15	1,611,094

Total Preferred Stock
(Cost $1,535,625)		1,611,094

Other Investment Company 0.5% of net assets

Money Fund 0.5%
State Street Institutional Liquid Reserves Fund - Institutional Class	1,936,266	1,936,266

Total Other Investment Company
(Cost $1,936,266)		1,936,266

32 See financial notes

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.3% of net assets

U.S. Treasury Obligation 2.3%
U.S. Treasury Bill
0.15%, 03/17/11	9,500,000	9,499,362

Total Short-Term Investment
(Cost $9,499,362)		9,499,362

End of Investments.

At 02/28/11, the tax basis cost of the fund’s investments was $431,560,288 and the unrealized appreciation and depreciation were $10,594,012 and ($4,391,915), respectively, with a net unrealized appreciation of $6,202,097.

(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $17,838,673 or 4.3% of net assets.
(d)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	Credit-enhanced security.
(g)	Delayed-delivery security.
(h)	All or a portion of this security is held as collateral for delayed-delivery securities.
(i)	Illiquid security. At the period end, the value of these amounted to $3,000,000 or 0.7% of net assets.
(j)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

See financial notes 33

 Schwab Premier Income Fund

Statement of
Assets and Liabilities
As of February 28, 2011; unaudited

Assets

Investments, at value (cost $431,527,929)		$437,762,385
Receivables:
Investments sold		13,314,477
Interest		2,409,060
Fund shares sold		642,801
Prepaid expenses	+	3,062

Total assets		454,131,785

Liabilities

Payables:
Investments bought		40,395,791
Investment adviser and administrator fees		11,435
Shareholder services fees		8,369
Fund shares redeemed		902,206
Distributions to shareholders		575,223
Trustees’ fees		2,222
Accrued expenses	+	34,170

Total liabilities		41,929,416

Net Assets

Total assets		454,131,785
Total liabilities	−	41,929,416

Net assets		$412,202,369

Net Assets by Source
Capital received from investors		405,906,666
Distribution in excess of net investment income		(906,958)
Net realized capital gains		968,205
Net unrealized capital gains		6,234,456

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$412,202,369		40,165,551		$10.26

34 See financial notes

 Schwab Premier Income Fund

Statement of
Operations
For September 1, 2010 through February 28, 2011; unaudited

Investment Income

Interest		$8,708,099
Dividends	+	209,045

Total investment income		8,917,144

Expenses

Investment adviser and administrator fees		669,377
Shareholder service fees		550,369
Portfolio accounting fees		38,903
Professional fees		24,562
Registration fees		17,895
Shareholder reports		14,038
Custodian fees		12,010
Transfer agent fees		11,680
Trustees’ fees		4,948
Interest expense		114
Other expenses	+	6,173

Total expenses		1,350,069
Expense reduction by adviser and Schwab	−	12,031
Custody credits	−	432

Net expenses	−	1,337,606

Net investment income		7,579,538

Realized and Unrealized Gains (Losses)

Net realized gains on investments		3,559,364
Net realized gains on futures contracts	+	43,415

Net realized gains		3,602,779
Net unrealized losses on investments		(9,637,284)
Net unrealized losses on futures contracts	+	(144,901)

Net unrealized losses	+	(9,782,185)

Net realized and unrealized losses		(6,179,406)

Increase in net assets resulting from operations		$1,400,132

See financial notes 35

 Schwab Premier Income Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

9/1/10-2/28/11			9/1/09-8/31/10
Net investment income		$7,579,538	$17,397,189
Net realized gains		3,602,779	10,608,966
Net unrealized gains (losses)	+	(9,782,185)	10,492,456

Increase in net assets from operations		1,400,132	38,498,611

Distributions to shareholders

Distributions from net investment income		(8,486,496)	(18,843,689)
Distribution from net realized gains	+	(498,951)	—

Total distributions		($8,985,447)	($18,843,689)

Transactions in Fund Shares

		9/1/10-2/28/11		9/1/09-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,685,462	$100,349,239	25,684,971	$260,256,067
Shares reinvested		431,275	4,470,474	923,928	9,385,591
Shares redeemed	+	(13,931,865)	(143,747,565)	(8,996,159)	(91,344,205)

Net transactions in fund shares		(3,815,128)	($38,927,852)	17,612,740	$178,297,453

Shares Outstanding and Net Assets

		9/1/10-2/28/11		9/1/09-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		43,980,679	$458,715,536	26,367,939	$260,763,161
Total increase (decrease)	+	(3,815,128)	(46,513,167)	17,612,740	197,952,375

End of period		40,165,551	$412,202,369	43,980,679	$458,715,536

Distribution in excess of net investment income			($906,958)		$—

36 See financial notes

Schwab Total Bond Market Fund™

Financial Statements

Financial Highlights

	9/1/10–	9/1/09–	9/1/08–	9/1/07–	9/1/06–	9/1/05–
	2/28/11*	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06

Per-Share Data ($)

Net asset value at beginning of period	9.42	8.96	9.16	9.72	9.76	10.10

Income (loss) from investment operations:
Net investment income (loss)	0.13	0.29	0.37	0.48	0.51	0.47
Net realized and unrealized gains (losses)	(0.24)	0.48	(0.20)	(0.56)	(0.04)	(0.31)

Total from investment operations	(0.11)	0.77	0.17	(0.08)	0.47	0.16
Less distributions:
Distributions from net investment income	(0.14)	(0.31)	(0.37)	(0.48)	(0.51)	(0.47)
Distributions from net realized gains	—	—	—	—	—	(0.03)

Total distributions	(0.14)	(0.31)	(0.37)	(0.48)	(0.51)	(0.50)

Net asset value at end of period	9.17	9.42	8.96	9.16	9.72	9.76

Total return (%)	(1.22)[1]	8.76	2.04	(0.91)	4.90	1.66

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.55 [2]	0.55	0.55	0.52	0.53	0.53
Gross operating expenses	0.58 [2,3]	0.58 [3]	0.63	0.52	0.53	0.53
Net investment income (loss)	2.78 [2]	3.21	4.18	5.03	5.16	4.68
Portfolio turnover rate	66 [1]	155	472	433	311	221
Net assets, end of period ($ x 1,000,000)	951	929	912	1,260	1,534	1,233

* Unaudited.

1 Not annualized
2 Annualized.
3 The ratio of gross operating expenses would have been 0.55%, if certain non-routine expenses (litigation fees) had not been incurred.

See financial notes 37

 Schwab Total Bond Market Fund

Portfolio Holdings as of February 28, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

32.6%		Mortgage-Backed Securities	299,290,560	309,870,618
19.0%		Corporate Bonds	172,011,132	180,356,509
39.9%		U.S. Government and Government Agencies	374,065,507	379,805,961
2.5%		Commercial Mortgage Backed Securities	20,662,216	23,494,289
0.3%		Asset-Backed Obligations	2,646,502	2,770,514
4.1%		Foreign Securities	37,925,080	38,756,381
0.8%		Municipal Bonds	7,612,635	7,516,881
2.4%		Other Investment Company	23,231,926	23,231,926
4.2%		Short-Term Investment	39,997,316	39,997,316

105.8%		Total Investments	977,442,874	1,005,800,395
(0	.1)%	TBA Sale Commitments	(558,594)	(563,828)
(5	.7)%	Other Assets and Liabilities, Net		(54,388,751)

100.0%		Net Assets		950,847,816

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Mortgage-Backed Securities 32.6% of net assets

U.S. Government Agency Mortgages 32.6%
Fannie Mae
5.50%, 12/01/13 to 09/01/38	38,412,134	41,336,140
5.00%, 12/01/17 to 12/01/39	29,363,244	31,037,265
4.50%, 04/01/18 to 12/01/39	31,307,402	32,140,969
4.00%, 07/01/18 to 04/01/39	16,104,529	16,207,943
6.00%, 09/01/24 to 12/01/37	18,346,712	20,067,008
6.50%, 08/01/26 to 11/01/37	7,304,342	8,226,378
3.50%, 01/01/31	298,085	289,908
2.10%, 03/01/11, 03/01/34 (a)	1,316,979	1,369,737
2.18%, 03/01/11, 03/01/35 (a)	734,165	761,124
3.41%, 03/01/11, 08/01/35 (a)	3,179,105	3,308,690
7.00%, 04/01/37	1,900,059	2,171,510
Fannie Mae TBA
3.50%, 03/01/26 to 03/01/41	5,500,000	5,425,784
4.00%, 03/01/26 to 03/01/41	9,000,000	8,938,593
4.50%, 03/01/26 to 03/01/41	5,500,000	5,621,561
5.00%, 03/01/41	2,000,000	2,094,376
5.50%, 03/01/41	1,000,000	1,068,906
6.00%, 03/01/41	1,000,000	1,086,719
6.50%, 03/01/41	500,000	558,203
Freddie Mac
6.00%, 04/01/15 to 10/01/38	5,808,171	6,370,146
4.50%, 05/01/19 to 02/01/40	15,544,727	16,074,186
5.00%, 06/01/23 to 04/01/40	13,995,882	14,711,879
4.00%, 07/01/24 to 09/01/39	4,880,154	4,969,756
5.50%, 03/01/11, 05/01/37 (a)	1,388,093	1,469,373
5.28%, 03/01/11, 11/01/37 (a)	2,552,039	2,688,395
5.50%, 10/01/38 to 10/01/39	1,561,778	1,671,060
Freddie Mac TBA
3.50%, 03/01/26 to 03/01/41	3,000,000	2,975,861
4.00%, 03/01/26 to 03/01/41	8,000,000	7,920,160
4.50%, 03/01/41	4,500,000	4,583,673
5.00%, 03/01/41	1,500,000	1,569,375
6.00%, 03/01/41	500,000	543,125
Ginnie Mae
5.00%, 10/20/21 to 08/20/40	12,772,957	13,645,467
4.50%, 05/15/24 to 02/20/40	12,510,397	12,965,114
7.50%, 03/15/32	423,183	492,160
6.00%, 05/15/32 to 08/15/38	4,078,106	4,516,801
5.50%, 04/15/33 to 11/15/38	7,547,554	8,195,888
7.00%, 06/15/33	408,408	475,406
6.50%, 10/20/37 to 08/15/39	1,952,114	2,201,109
4.00%, 06/20/39	1,057,309	1,060,559
3.00%, 03/01/11, 01/20/41 (a)	499,110	502,735
Ginnie Mae TBA
3.50%, 03/01/41	500,000	476,406
4.00%, 03/01/41	5,500,000	5,504,296
4.50%, 03/01/41	7,000,000	7,228,592
5.00%, 03/01/41	4,000,000	4,247,500
6.00%, 03/01/41	1,000,000	1,100,782

Total Mortgage-Backed Securities
(Cost $299,290,560)		309,870,618

Corporate Bonds 19.0% of net assets

Finance 7.0%

Banking 4.6%
American Express Bank
7.00%, 03/19/18	750,000	881,956
American Express Bank FSB
5.50%, 04/16/13	750,000	806,529
Bank of America Corp.
4.50%, 04/01/15	400,000	418,199
5.63%, 10/14/16	500,000	539,249
6.00%, 10/15/36	1,500,000	1,468,206
Bank of Nova Scotia
2.25%, 01/22/13	400,000	409,749
3.40%, 01/22/15	100,000	103,571
Barclays Bank PLC
5.45%, 09/12/12	200,000	212,707
5.00%, 09/22/16	650,000	690,719
6.75%, 05/22/19	200,000	225,252
5.14%, 10/14/20	500,000	475,590
BB&T Capital Trust IV
6.82%, 06/12/37, 06/12/57 (a)(b)	500,000	510,483
Bear Stearns & Co., Inc.
5.70%, 11/15/14	500,000	553,746

38 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
BNP Paribas S.A.
2.13%, 12/21/12	425,000	431,548
Capital One Financial Corp.
6.15%, 09/01/16	250,000	270,164
Citigroup, Inc.
6.38%, 08/12/14	1,750,000	1,954,118
6.00%, 08/15/17	1,000,000	1,097,280
8.50%, 05/22/19	200,000	248,545
5.38%, 08/09/20	1,100,000	1,142,457
6.13%, 08/25/36	200,000	192,764
Countrywide Financial Corp.
6.25%, 05/15/16	1,000,000	1,072,514
Credit Suisse USA, Inc.
5.50%, 05/01/14	1,250,000	1,375,387
5.30%, 08/13/19	650,000	686,328
Deutsche Bank AG
3.88%, 08/18/14	1,000,000	1,047,601
Fifth Third Bancorp
3.63%, 01/25/16	300,000	301,448
Goldman Sachs Capital II
5.79%, 06/01/12, 06/01/43 (a)(b)	1,500,000	1,297,500
Goldman Sachs Capital l
6.35%, 02/15/34 (b)	200,000	196,437
HSBC Bank USA
5.88%, 11/01/34	1,000,000	996,520
JPMorgan Chase & Co.
5.38%, 10/01/12	1,600,000	1,705,869
6.00%, 01/15/18	600,000	668,310
4.25%, 10/15/20	1,750,000	1,690,705
5.50%, 10/15/40	250,000	249,079
Lloyds TSB Bank PLC
4.88%, 01/21/16	250,000	254,705
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	2,000,000	2,131,918
6.22%, 09/15/26 (b)	200,000	201,354
Morgan Stanley
6.60%, 04/01/12 (b)	300,000	318,248
4.75%, 04/01/14	1,200,000	1,255,542
3.45%, 11/02/15	500,000	494,326
5.45%, 01/09/17 (b)	750,000	791,808
6.63%, 04/01/18 (b)	200,000	221,403
5.75%, 01/25/21 (b)	500,000	514,919
6.25%, 08/09/26 (b)	250,000	266,921
7.25%, 04/01/32 (b)	100,000	118,525
PNC Funding Corp.
4.25%, 09/21/15	600,000	631,391
Rabobank Nederland
2.13%, 10/13/15	200,000	193,367
4.50%, 01/11/21	300,000	301,133
Royal Bank of Canada
2.63%, 12/15/15	650,000	652,140
Royal Bank of Scotland Group PLC
5.05%, 01/08/15	750,000	733,793
6.13%, 01/11/21	250,000	254,529
The Bank of New York Mellon Corp.
4.95%, 11/01/12	200,000	213,510
2.95%, 06/18/15	500,000	510,605
The Goldman Sachs Group, Inc.
3.63%, 02/07/16	1,500,000	1,498,900
5.63%, 01/15/17	250,000	265,231
5.95%, 01/15/27 (b)	750,000	754,251
6.75%, 10/01/37 (b)	600,000	616,892
UBS AG
3.88%, 01/15/15	950,000	976,288
5.88%, 12/20/17	150,000	164,452
US Bancorp
2.00%, 06/14/13	500,000	508,959
US Bank NA
6.30%, 02/04/14	500,000	559,445
Wachovia Bank NA
4.88%, 02/01/15	500,000	534,751
Wells Fargo & Co.
4.38%, 01/31/13	1,000,000	1,059,239
5.63%, 12/11/17	1,500,000	1,664,833
Wells Fargo Capital X
5.95%, 12/15/36 (b)	450,000	446,365
Westpac Banking Corp.
2.10%, 08/02/13	300,000	303,443
4.20%, 02/27/15	550,000	579,446

		43,913,162

Brokerage 0.1%
BlackRock, Inc.
5.00%, 12/10/19 (b)	250,000	263,452
Jefferies Group, Inc.
5.50%, 03/15/16 (b)	250,000	262,275
6.25%, 01/15/36 (b)	150,000	138,887
Nomura Holdings, Inc.
5.00%, 03/04/15	150,000	156,847
6.70%, 03/04/20	100,000	107,923
TD Ameritrade Holding Co.
4.15%, 12/01/14 (b)	350,000	365,203

		1,294,587

Finance Company 0.8%
Capital One Capital III
7.69%, 08/15/36 (b)	300,000	311,625
General Electric Capital Corp.
1.88%, 09/16/13	1,000,000	1,004,099
2.10%, 01/07/14	350,000	351,368
5.00%, 01/08/16	750,000	812,195
5.40%, 02/15/17	500,000	544,976
5.63%, 09/15/17	200,000	219,333
5.63%, 05/01/18	650,000	707,982
4.38%, 09/16/20	750,000	729,909
5.30%, 02/11/21	250,000	257,326
6.75%, 03/15/32 (b)	500,000	558,910
6.88%, 01/10/39	275,000	312,450
HSBC Finance Capital Trust IX
5.91%, 11/30/15, 11/30/35 (a)(b)	500,000	478,750
HSBC Finance Corp.
7.00%, 05/15/12	300,000	319,526
4.75%, 07/15/13	500,000	532,394
5.00%, 06/30/15	150,000	160,807

		7,301,650

Insurance 1.1%
ACE INA Holdings, Inc.
5.90%, 06/15/19 (b)	100,000	111,763
Aetna, Inc.
3.95%, 09/01/20 (b)	650,000	627,459
American International Group, Inc.
5.60%, 10/18/16	1,000,000	1,060,904
6.40%, 12/15/20 (b)	350,000	380,204
Berkshire Hathaway Finance Corp.
4.63%, 10/15/13 (b)	450,000	486,450
Berkshire Hathaway, Inc.
3.20%, 02/11/15 (b)	850,000	878,738
Chubb Corp.
6.00%, 05/11/37 (b)	495,000	533,052

See financial notes 39

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
CNA Financial Corp.
7.35%, 11/15/19 (b)	700,000	799,484
Genworth Financial, Inc.
8.63%, 12/15/16	250,000	282,524
Hartford Financial Services Group, Inc.
6.30%, 03/15/18 (b)	100,000	107,978
Lincoln National Corp.
6.25%, 02/15/20 (b)	300,000	334,019
MetLife, Inc.
6.82%, 08/15/18 (b)	700,000	822,759
4.75%, 02/08/21 (b)	100,000	102,748
Protective Life Corp.
7.38%, 10/15/19 (b)	500,000	562,463
Prudential Financial, Inc.
4.75%, 09/17/15	850,000	910,881
6.63%, 12/01/37	150,000	168,352
The Allstate Corp.
7.45%, 05/16/19 (b)	500,000	602,286
Travelers Co., Inc.
5.90%, 06/02/19 (b)	300,000	334,607
6.75%, 06/20/36 (b)	100,000	116,529
UnitedHealth Group, Inc.
4.88%, 03/15/15 (b)	250,000	270,496
5.80%, 03/15/36 (b)	250,000	250,816
WellPoint, Inc.
5.00%, 12/15/14 (b)	300,000	325,786
5.85%, 01/15/36 (b)	200,000	204,080

		10,274,378

Other Financial 0.1%
CME Group, Inc.
5.40%, 08/01/13 (b)	350,000	384,250

Real Estate Investment Trust 0.3%
Boston Properties LP
4.13%, 05/15/21 (b)	200,000	192,014
Duke Realty LP
5.95%, 02/15/17 (b)	500,000	536,323
ERP Operating LP
5.13%, 03/15/16 (b)	300,000	324,183
HCP, Inc.
6.70%, 01/30/18 (b)	500,000	561,694
Kimco Realty Corp.
4.30%, 02/01/18 (b)	250,000	252,582
Regency Centers LP
4.80%, 04/15/21 (b)	150,000	148,569
Simon Property Group LP
5.75%, 12/01/15 (b)	850,000	952,411

		2,967,776

		66,135,803

Industrial 9.9%

Basic Industry 0.9%
Alcoa, Inc.
5.55%, 02/01/17 (b)	500,000	537,960
ArcelorMittal
7.00%, 10/15/39 (b)	600,000	629,436
Barrick Gold Corp.
6.95%, 04/01/19 (b)	500,000	597,545
BHP Billiton Finance (USA) Ltd.
5.50%, 04/01/14	700,000	778,631
Cliffs Natural Resources, Inc.
4.80%, 10/01/20 (b)	250,000	248,002
6.25%, 10/01/40 (b)	250,000	252,516
EI Du Pont de Nemours & Co.
4.75%, 03/15/15 (b)	900,000	980,294
International Paper Co.
7.30%, 11/15/39 (b)	550,000	646,828
Lubrizol Corp.
8.88%, 02/01/19 (b)	200,000	251,219
Nucor Corp.
5.75%, 12/01/17 (b)	750,000	847,189
Potash Corp. of Saskatchewan, Inc.
6.50%, 05/15/19	375,000	436,005
Praxair, Inc.
4.38%, 03/31/14 (b)	350,000	374,662
Rio Tinto Finance (USA) Ltd.
8.95%, 05/01/14 (b)	350,000	424,030
3.50%, 11/02/20 (b)	250,000	235,465
The Dow Chemical Co.
5.90%, 02/15/15 (b)	200,000	223,186
8.55%, 05/15/19 (b)	650,000	825,454
9.40%, 05/15/39 (b)	100,000	149,391
Vale Overseas Ltd.
6.25%, 01/23/17 (b)	100,000	112,985
6.88%, 11/10/39 (b)	400,000	433,474

		8,984,272

Capital Goods 0.9%
3M Co.
4.38%, 08/15/13	150,000	162,812
Allied Waste North America, Inc.
6.88%, 06/01/17 (b)	500,000	544,444
Black & Decker Corp.
8.95%, 04/15/14 (b)	200,000	238,034
Boeing Capital Corp.
3.25%, 10/27/14 (b)	550,000	574,046
Boeing Co.
6.88%, 03/15/39 (b)	200,000	242,192
Caterpillar Financial Services Corp.
5.85%, 09/01/17	1,000,000	1,145,582
CRH America, Inc.
5.30%, 10/15/13 (b)	500,000	534,978
Emerson Electric Co.
4.88%, 10/15/19 (b)	100,000	107,566
General Electric Co.
5.00%, 02/01/13	500,000	535,844
5.25%, 12/06/17	1,000,000	1,097,023
Honeywell International, Inc.
5.00%, 02/15/19 (b)	525,000	572,149
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18 (b)	75,000	86,943
John Deere Capital Corp.
4.90%, 09/09/13	500,000	543,003
L-3 Communications Corp.
4.75%, 07/15/20 (b)	150,000	150,679
Lockheed Martin Corp.
4.25%, 11/15/19 (b)	100,000	101,152
6.15%, 09/01/36 (b)	200,000	219,312
5.50%, 11/15/39 (b)	100,000	101,809
Raytheon Co.
3.13%, 10/15/20 (b)	300,000	276,150
4.88%, 10/15/40 (b)	250,000	233,315
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	250,000	323,915
United Technologies Corp.
6.13%, 02/01/19 (b)	500,000	583,811
5.70%, 04/15/40 (b)	300,000	321,119

40 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
Waste Management Inc.
7.00%, 07/15/28 (b)	100,000	116,943

		8,812,821

Communications 2.1%
America Movil, S.A.B. de CV
5.00%, 10/16/19 (b)(c)	500,000	516,789
AT&T Corp.
8.00%, 11/15/31 (b)	950,000	1,210,031
AT&T, Inc.
4.95%, 01/15/13 (b)	1,200,000	1,284,812
2.50%, 08/15/15 (b)	250,000	247,801
CBS Corp.
5.75%, 04/15/20 (b)	350,000	372,834
7.88%, 07/30/30 (b)	225,000	263,093
Cellco Partnership / Verizon Wireless
5.55%, 02/01/14 (b)	600,000	663,723
Comcast Cable Communications Holdings
8.38%, 03/15/13	150,000	170,208
Comcast Corp.
5.70%, 05/15/18 (b)	850,000	930,721
6.50%, 11/15/35 (b)	750,000	793,398
Deutsche Telekom International Finance BV
6.00%, 07/08/19 (b)	650,000	736,074
DIRECTV Holdings LLC
6.38%, 06/15/15 (b)	750,000	777,187
Discovery Communications, Inc.
5.63%, 08/15/19 (b)	500,000	545,587
France Telecom S.A.
4.38%, 07/08/14 (b)	150,000	161,531
8.50%, 03/01/31 (b)	200,000	272,072
Grupo Televisa S.A.
6.63%, 03/18/25 (b)	500,000	557,015
NBC Universal, Inc.
3.65%, 04/30/15 (b)(c)	475,000	485,757
4.38%, 04/01/21 (b)(c)	500,000	482,193
5.95%, 04/01/41 (b)(c)	150,000	148,232
New Cingular Wireless Services, Inc.
8.75%, 03/01/31 (b)	500,000	692,938
News America, Inc.
6.15%, 03/01/37 (b)	400,000	406,523
Pacific Bell Telephone Co.
7.13%, 03/15/26	1,000,000	1,149,270
Qwest Corp.
8.38%, 05/01/16 (b)	500,000	599,375
Telecom Italia Capital S.A.
7.18%, 06/18/19 (b)	500,000	542,327
Telefonica Emisiones S.A.U.
6.42%, 06/20/16 (b)	600,000	666,836
7.05%, 06/20/36 (b)	100,000	107,951
Time Warner Cable, Inc.
5.85%, 05/01/17 (b)	600,000	661,389
8.25%, 04/01/19 (b)	500,000	616,657
6.75%, 06/15/39 (b)	250,000	266,981
Verizon Communications, Inc.
8.75%, 11/01/18 (b)	1,350,000	1,744,704
5.85%, 09/15/35 (b)	500,000	504,874
Vodafone Group PLC
4.63%, 07/15/18 (b)	950,000	994,374

		19,573,257

Consumer Cyclical 1.0%
CVS Caremark Corp.
3.25%, 05/18/15 (b)	600,000	609,080
4.75%, 05/18/20 (b)	500,000	513,673
Expedia, Inc.
5.95%, 08/15/20 (b)	350,000	355,688
Historic TW, Inc.
6.88%, 06/15/18	500,000	581,127
Home Depot, Inc.
5.88%, 12/16/36 (b)	500,000	508,637
Lowe’s Cos., Inc.
3.75%, 04/15/21 (b)	750,000	727,521
Marriott International, Inc.
5.63%, 02/15/13 (b)	125,000	133,408
McDonald’s Corp.
5.00%, 02/01/19 (b)	500,000	550,485
6.30%, 03/01/38 (b)	150,000	174,398
MDC Holdings, Inc.
5.50%, 05/15/13 (b)	150,000	155,937
PACCAR, Inc.
6.88%, 02/15/14 (b)	800,000	917,090
Target Corp.
3.88%, 07/15/20 (b)	700,000	692,924
6.35%, 11/01/32 (b)	650,000	730,763
The Walt Disney Co.
5.63%, 09/15/16 (b)	500,000	572,735
VF Corp.
6.45%, 11/01/37 (b)	100,000	115,128
Viacom, Inc.
4.50%, 03/01/21 (b)	800,000	791,184
Wal-Mart Stores, Inc.
4.55%, 05/01/13	200,000	215,022
3.25%, 10/25/20	500,000	469,036
5.25%, 09/01/35	100,000	99,717
6.20%, 04/15/38	250,000	279,247
Walgreen Co.
5.25%, 01/15/19 (b)	250,000	276,027

		9,468,827

Consumer Non-Cyclical 2.4%
Abbott Laboratories
4.13%, 05/27/20 (b)	500,000	506,496
6.00%, 04/01/39 (b)	350,000	382,039
Altria Group, Inc.
9.70%, 11/10/18	600,000	791,341
9.95%, 11/10/38	150,000	209,154
Amgen, Inc.
5.70%, 02/01/19 (b)	1,000,000	1,123,953
Anheuser-Busch Cos., Inc.
6.80%, 08/20/32 (b)	200,000	232,093
Anheuser-Busch InBev Worldwide, Inc.
3.00%, 10/15/12 (b)	950,000	980,276
4.38%, 02/15/21 (b)	400,000	402,222
Covidien International Finance
6.00%, 10/15/17 (b)	100,000	113,630
Diageo Capital PLC
7.38%, 01/15/14 (b)	750,000	864,367
Express Scripts, Inc.
6.25%, 06/15/14 (b)	325,000	363,083
General Mills, Inc.
5.70%, 02/15/17 (b)	500,000	565,971
GlaxoSmithKline Capital, Inc.
4.85%, 05/15/13 (b)	550,000	595,334
6.38%, 05/15/38 (b)	100,000	114,356
HJ Heinz Co.
5.35%, 07/15/13 (b)	400,000	436,913
Hospira, Inc.
6.05%, 03/30/17 (b)	230,000	257,246
5.60%, 09/15/40 (b)	250,000	241,426

See financial notes 41

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
Johnson & Johnson
4.95%, 05/15/33	100,000	100,597
Kellogg Co.
7.45%, 04/01/31 (b)	50,000	63,003
Kimberly-Clark Corp.
7.50%, 11/01/18	375,000	469,500
Koninklijke Philips Electronics NV
4.63%, 03/11/13 (b)	150,000	160,037
Kraft Foods, Inc.
4.13%, 02/09/16	1,000,000	1,043,512
6.88%, 01/26/39	400,000	450,334
Lorillard Tobacco Co.
6.88%, 05/01/20	100,000	103,839
McKesson Corp.
3.25%, 03/01/16 (b)	250,000	251,415
6.00%, 03/01/41 (b)	500,000	510,894
Mead Johnson Nutrition Co.
3.50%, 11/01/14 (b)	500,000	518,385
5.90%, 11/01/39 (b)	250,000	259,707
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)	500,000	544,073
Medtronic, Inc.
4.45%, 03/15/20 (b)	250,000	259,705
Merck & Co., Inc.
5.00%, 06/30/19 (b)	750,000	823,121
3.88%, 01/15/21 (b)	200,000	196,375
Novartis Capital Corp.
1.90%, 04/24/13 (b)	50,000	50,937
PepsiCo, Inc.
4.65%, 02/15/13	450,000	481,676
5.00%, 06/01/18	550,000	602,662
4.88%, 11/01/40 (b)	500,000	469,660
Pfizer, Inc.
5.35%, 03/15/15 (b)	950,000	1,064,300
7.20%, 03/15/39 (b)	500,000	628,802
Philip Morris International, Inc.
4.50%, 03/26/20	500,000	517,107
Procter & Gamble Co.
1.38%, 08/01/12 (b)	750,000	757,762
Reynolds American, Inc.
7.25%, 06/01/13 (b)	100,000	111,225
6.75%, 06/15/17 (b)	100,000	112,723
7.25%, 06/15/37 (b)	50,000	53,210
Safeway, Inc.
6.25%, 03/15/14 (b)	250,000	276,948
7.25%, 02/01/31 (b)	150,000	167,597
Teva Pharmaceutical Finance Co. LLC
5.55%, 02/01/16 (b)	350,000	390,616
6.15%, 02/01/36 (b)	650,000	718,678
The Coca-Cola Co.
3.15%, 11/15/20 (b)	1,000,000	934,863
The Kroger Co.
3.90%, 10/01/15 (b)	250,000	259,933
5.40%, 07/15/40 (b)	150,000	142,484
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14 (b)	300,000	324,242
6.13%, 08/15/19 (b)	500,000	553,427
Zimmer Holdings, Inc.
5.75%, 11/30/39 (b)	400,000	409,932

		22,963,181

Energy 1.4%
Anadarko Petroleum Corp.
6.95%, 06/15/19 (b)	500,000	569,964
6.45%, 09/15/36 (b)	100,000	101,063
Apache Corp.
6.90%, 09/15/18 (b)	150,000	180,603
6.00%, 01/15/37 (b)	150,000	159,092
Baker Hughes, Inc.
6.50%, 11/15/13 (b)	200,000	226,765
7.50%, 11/15/18 (b)	400,000	500,012
BP Capital Markets PLC
5.25%, 11/07/13	850,000	923,413
Canadian Natural Resources Ltd.
5.70%, 05/15/17 (b)	250,000	279,648
Chevron Corp.
3.95%, 03/03/14 (b)	200,000	214,147
ConocoPhillips
6.00%, 01/15/20 (b)	1,000,000	1,149,217
6.50%, 02/01/39 (b)	200,000	232,968
Devon Financing Corp ULC
7.88%, 09/30/31 (b)	200,000	258,215
EnCana Holdings Finance Corp.
5.80%, 05/01/14 (b)	500,000	556,296
Halliburton Co.
7.45%, 09/15/39 (b)	75,000	95,353
Hess Corp.
7.30%, 08/15/31 (b)	500,000	588,120
Marathon Oil Corp.
5.90%, 03/15/18 (b)	455,000	516,483
Nabors Industries, Inc.
6.15%, 02/15/18 (b)	75,000	81,740
Nexen, Inc.
6.20%, 07/30/19 (b)	125,000	133,956
5.88%, 03/10/35 (b)	300,000	273,799
Noble Energy, Inc.
8.25%, 03/01/19 (b)	100,000	126,213
6.00%, 03/01/41 (b)	500,000	513,054
Occidental Petroleum Corp.
7.00%, 11/01/13 (b)	125,000	144,062
Shell International Finance BV
5.20%, 03/22/17 (b)	1,000,000	1,114,425
Statoil ASA
2.90%, 10/15/14 (b)	500,000	516,698
5.10%, 08/17/40 (b)	250,000	241,677
Suncor Energy, Inc.
6.50%, 06/15/38 (b)	500,000	542,175
Total Capital S.A.
2.30%, 03/15/16 (b)	150,000	146,081
4.13%, 01/28/21 (b)	350,000	347,907
Transocean, Inc.
6.00%, 03/15/18 (b)	500,000	541,367
Valero Energy Corp.
6.13%, 06/15/17 (b)	250,000	277,708
10.50%, 03/15/39 (b)	200,000	285,620
Weatherford International Ltd.
5.13%, 09/15/20 (b)	250,000	255,673
6.75%, 09/15/40 (b)	300,000	322,433
XTO Energy, Inc.
6.75%, 08/01/37 (b)	300,000	375,715

		12,791,662

Other Industrial 0.0%
Howard Hughes Medical Institute
3.45%, 09/01/14 (b)	100,000	105,857

Technology 0.8%
Agilent Technologies, Inc.
6.50%, 11/01/17 (b)	1,000,000	1,116,907
Cisco Systems, Inc.
5.50%, 02/22/16 (b)	500,000	565,066

42 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
4.45%, 01/15/20 (b)	500,000	516,070
Hewlett-Packard Co.
6.13%, 03/01/14 (b)	850,000	953,876
4.75%, 06/02/14 (b)	300,000	326,603
IBM International Group Capital LLC
5.05%, 10/22/12 (b)	100,000	106,914
International Business Machines Corp.
7.63%, 10/15/18 (b)	1,000,000	1,266,175
Microsoft Corp.
3.00%, 10/01/20	450,000	420,453
4.50%, 10/01/40	200,000	180,219
Oracle Corp.
3.75%, 07/08/14 (b)	800,000	850,966
5.38%, 07/15/40 (b)(c)	350,000	342,390
Xerox Corp.
5.65%, 05/15/13 (b)	500,000	541,179
6.35%, 05/15/18 (b)	400,000	454,817

		7,641,635

Transportation 0.4%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (b)	450,000	513,964
5.65%, 05/01/17 (b)	700,000	784,582
5.05%, 03/01/41 (b)	500,000	471,671
FedEx Corp.
8.00%, 01/15/19 (b)	200,000	249,218
Ryder System, Inc.
3.15%, 03/02/15 (b)	400,000	404,575
Southwest Airlines Co.
5.25%, 10/01/14 (b)	150,000	161,557
Union Pacific Corp.
5.75%, 11/15/17 (b)	800,000	904,938
United Parcel Service, Inc.
6.20%, 01/15/38 (b)	200,000	227,339

		3,717,844

		94,059,356

Utilities 2.1%

Electric 1.5%
Appalachian Power Co.
7.95%, 01/15/20 (b)	600,000	747,980
Commonwealth Edison Co.
1.63%, 01/15/14 (b)	500,000	499,105
Cons Edison Co. of New York, Inc.
5.30%, 03/01/35 (b)	750,000	742,463
Dominion Resources, Inc.
5.25%, 08/01/33 (b)	1,000,000	1,087,503
Duke Energy Carolinas LLC
4.30%, 06/15/20 (b)	500,000	509,993
6.45%, 10/15/32 (b)	350,000	395,311
Exelon Generation Co., LLC
5.20%, 10/01/19 (b)	650,000	670,894
Florida Power & Light Co.
6.20%, 06/01/36 (b)	450,000	511,089
Florida Power Corp.
4.55%, 04/01/20 (b)	750,000	778,862
Georgia Power Co.
4.75%, 09/01/40 (b)	150,000	137,032
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16 (b)	1,000,000	1,011,063
Nevada Power Co.
7.13%, 03/15/19 (b)	750,000	893,241
Ohio Edison Co.
8.25%, 10/15/38 (b)	500,000	648,751
Pacific Gas & Electric Co.
3.50%, 10/01/20 (b)	500,000	471,148
6.05%, 03/01/34 (b)	200,000	213,847
5.80%, 03/01/37 (b)	400,000	413,955
Pacificorp
5.65%, 07/15/18 (b)	250,000	281,360
5.50%, 01/15/19 (b)	250,000	279,753
6.00%, 01/15/39 (b)	500,000	542,551
PSEG Power LLC
5.13%, 04/15/20 (b)	650,000	670,794
Public Service Co. of Colorado
5.50%, 04/01/14 (b)	250,000	276,470
San Diego Gas & Electric Co.
4.50%, 08/15/40 (b)	750,000	673,881
Southern California Edison Co.
5.75%, 03/15/14 (b)	700,000	783,708
4.50%, 09/01/40 (b)	375,000	334,331
The Southern Co.
2.38%, 09/15/15 (b)	450,000	444,536

		14,019,621

Natural Gas 0.6%
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (b)(c)	400,000	401,375
Energy Transfer Partners LP
6.70%, 07/01/18 (b)	250,000	285,432
9.00%, 04/15/19 (b)	400,000	510,718
Enterprise Products Operating LP
6.30%, 09/15/17 (b)	400,000	452,769
Kinder Morgan Energy Partners LP
7.13%, 03/15/12 (b)	200,000	211,785
6.85%, 02/15/20 (b)	500,000	573,654
6.95%, 01/15/38 (b)	150,000	161,616
ONEOK Partners LP
6.65%, 10/01/36 (b)	250,000	268,526
Plains All American Pipeline LP
3.95%, 09/15/15 (b)	250,000	257,159
Sempra Energy
6.15%, 06/15/18 (b)	700,000	794,750
Southern Natural Gas Co.
5.90%, 04/01/17 (b)(c)	650,000	706,022
TransCanada PipeLines Ltd.
6.50%, 08/15/18 (b)	325,000	380,108
6.20%, 10/15/37 (b)	325,000	348,261
Williams Partners LP
3.80%, 02/15/15 (b)	200,000	207,724
4.13%, 11/15/20 (b)	500,000	474,450

		6,034,349

Other Utilities 0.0%
Veolia Environnement S.A.
5.25%, 06/03/13 (b)	100,000	107,380

		20,161,350

Total Corporate Bonds
(Cost $172,011,132)		180,356,509

U.S. Government and Government Agencies 39.9% of net assets

U.S. Government Agency Guaranteed 0.7%
JPMorgan Chase & Co., (FDIC Insured)
2.13%, 12/26/12 (d)	2,000,000	2,053,554
Morgan Stanley, (FDIC Insured)
2.25%, 03/13/12 (d)	2,500,000	2,547,743

See financial notes 43

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
Wells Fargo & Co., (FDIC Insured)
2.13%, 06/15/12 (d)	2,000,000	2,044,092

		6,645,389

U.S. Government Agency Securities 6.3%
Egypt Government AID Bonds
4.45%, 09/15/15	1,000,000	1,096,341
Fannie Mae
1.50%, 09/25/12 (b)	1,000,000	1,000,740
0.50%, 10/30/12	1,000,000	998,134
0.38%, 12/28/12	3,000,000	2,977,605
1.85%, 03/25/13 (b)	5,750,000	5,755,370
1.50%, 06/26/13	2,000,000	2,026,892
1.00%, 09/23/13	2,500,000	2,493,417
2.75%, 02/05/14	2,000,000	2,083,688
4.38%, 10/15/15	3,000,000	3,281,817
1.60%, 11/23/15 (b)	1,500,000	1,447,815
4.88%, 12/15/16	1,000,000	1,116,616
5.38%, 06/12/17	1,000,000	1,143,547
6.63%, 11/15/30	1,500,000	1,888,578
Federal Farm Credit Bank
0.79%, 09/27/12 (b)	750,000	750,056
4.50%, 10/17/12	1,000,000	1,062,938
4.88%, 01/17/17	500,000	560,275
Federal Home Loan Bank
1.13%, 05/18/12	2,000,000	2,016,128
1.75%, 08/22/12	1,000,000	1,017,487
3.38%, 02/27/13	1,000,000	1,052,242
3.63%, 10/18/13	3,000,000	3,192,288
5.50%, 08/13/14	1,000,000	1,136,559
5.38%, 05/18/16	1,000,000	1,148,572
5.00%, 11/17/17	1,000,000	1,129,082
5.50%, 07/15/36	500,000	550,316
Freddie Mac
2.13%, 09/21/12	3,000,000	3,071,421
0.63%, 12/28/12	1,500,000	1,498,745
1.63%, 04/15/13	1,000,000	1,017,132
3.75%, 06/28/13	2,000,000	2,132,618
1.35%, 08/23/13 (b)	1,250,000	1,251,201
1.40%, 11/18/13 (b)	2,000,000	2,000,602
3.00%, 07/28/14	2,500,000	2,618,717
4.75%, 11/17/15	2,000,000	2,229,632
4.88%, 06/13/18	1,000,000	1,114,108
6.25%, 07/15/32	1,000,000	1,216,922
Tennessee Valley Authority
4.65%, 06/15/35	1,000,000	985,047

		60,062,648

U.S. Treasury Obligations 32.9%
U.S. Treasury Bonds
7.25%, 05/15/16	1,000,000	1,250,703
6.00%, 02/15/26	4,500,000	5,512,500
6.75%, 08/15/26	750,000	986,602
6.13%, 11/15/27	1,000,000	1,242,969
5.50%, 08/15/28	1,000,000	1,164,531
5.25%, 11/15/28	1,000,000	1,132,344
5.25%, 02/15/29	4,250,000	4,813,788
6.25%, 05/15/30	1,000,000	1,267,500
5.38%, 02/15/31	1,500,000	1,724,297
4.50%, 02/15/36	3,650,000	3,699,049
4.75%, 02/15/37	850,000	893,430
5.00%, 05/15/37	1,000,000	1,091,094
4.38%, 02/15/38	1,000,000	987,344
4.50%, 05/15/38	1,000,000	1,007,031
3.50%, 02/15/39	1,000,000	841,094
4.25%, 05/15/39	1,500,000	1,443,516
4.50%, 08/15/39	800,000	802,375
4.38%, 11/15/39	500,000	490,860
4.63%, 02/15/40	2,500,000	2,557,422
4.38%, 05/15/40	1,750,000	1,715,817
3.88%, 08/15/40	6,300,000	5,657,205
4.25%, 11/15/40	1,800,000	1,726,875
4.75%, 02/15/41	750,000	782,227
U.S. Treasury Notes
1.38%, 02/15/12	3,000,000	3,031,290
4.88%, 02/15/12	2,000,000	2,087,970
1.38%, 03/15/12	2,000,000	2,022,188
1.00%, 03/31/12	1,500,000	1,511,244
1.38%, 04/15/12	6,700,000	6,779,562
1.00%, 04/30/12	1,500,000	1,511,664
1.38%, 05/15/12	5,000,000	5,062,305
1.88%, 06/15/12	2,000,000	2,039,062
1.75%, 08/15/12	1,250,000	1,274,073
4.38%, 08/15/12	2,000,000	2,116,016
0.38%, 08/31/12	2,500,000	2,497,658
1.38%, 09/15/12	5,000,000	5,069,140
1.38%, 10/15/12	4,900,000	4,967,948
3.88%, 10/31/12	2,000,000	2,112,344
1.38%, 11/15/12	4,400,000	4,460,843
4.00%, 11/15/12	1,000,000	1,058,867
1.13%, 12/15/12	9,500,000	9,588,692
1.38%, 01/15/13	2,300,000	2,331,984
1.38%, 02/15/13	4,500,000	4,562,401
3.88%, 02/15/13	1,000,000	1,063,633
1.38%, 03/15/13	10,700,000	10,846,344
2.50%, 03/31/13	1,000,000	1,037,344
1.75%, 04/15/13	4,850,000	4,953,436
3.13%, 04/30/13	1,000,000	1,051,797
1.38%, 05/15/13	575,000	582,594
3.50%, 05/31/13	1,000,000	1,061,485
3.38%, 06/30/13	1,000,000	1,059,610
1.00%, 07/15/13	1,000,000	1,003,516
3.38%, 07/31/13	2,000,000	2,122,656
0.75%, 08/15/13	3,750,000	3,737,696
4.25%, 08/15/13	2,000,000	2,164,688
3.13%, 08/31/13	2,000,000	2,111,562
0.75%, 09/15/13	4,500,000	4,479,610
3.13%, 09/30/13	2,000,000	2,111,720
2.75%, 10/31/13	1,745,000	1,825,842
4.25%, 11/15/13	2,000,000	2,176,406
2.00%, 11/30/13	4,500,000	4,617,423
1.50%, 12/31/13	2,000,000	2,023,282
1.75%, 01/31/14	6,000,000	6,109,686
4.00%, 02/15/14	1,000,000	1,084,844
1.88%, 02/28/14	7,000,000	7,148,204
1.75%, 03/31/14	1,000,000	1,016,719
1.88%, 04/30/14	1,000,000	1,019,922
4.75%, 05/15/14	1,000,000	1,111,797
2.25%, 05/31/14	700,000	721,492
2.63%, 06/30/14	850,000	885,926
2.63%, 07/31/14	2,000,000	2,084,220
4.25%, 08/15/14	1,000,000	1,098,828
2.38%, 08/31/14	2,575,000	2,658,286
4.25%, 11/15/14	4,000,000	4,405,940
2.13%, 11/30/14	1,300,000	1,327,726
2.63%, 12/31/14	1,530,000	1,589,647
2.25%, 01/31/15	1,050,000	1,075,101
4.00%, 02/15/15	2,000,000	2,184,532

44 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
2.38%, 02/28/15	425,000	436,754
2.50%, 04/30/15	4,300,000	4,432,358
4.13%, 05/15/15	1,000,000	1,097,188
2.13%, 05/31/15	2,000,000	2,028,594
1.88%, 06/30/15	400,000	400,938
4.25%, 08/15/15	1,000,000	1,102,969
1.25%, 09/30/15	5,100,000	4,944,210
1.25%, 10/31/15	2,500,000	2,417,578
4.50%, 11/15/15	1,000,000	1,113,985
1.38%, 11/30/15	1,000,000	970,469
2.13%, 12/31/15	2,700,000	2,707,806
2.00%, 01/31/16	5,250,000	5,225,803
4.50%, 02/15/16	1,000,000	1,113,985
2.38%, 03/31/16	1,000,000	1,009,844
2.63%, 04/30/16	1,000,000	1,020,703
5.13%, 05/15/16	1,000,000	1,145,313
3.25%, 05/31/16	1,000,000	1,050,703
3.25%, 06/30/16	1,000,000	1,050,000
3.25%, 07/31/16	1,850,000	1,940,622
4.88%, 08/15/16	1,000,000	1,133,985
3.00%, 08/31/16	2,100,000	2,173,172
3.00%, 09/30/16	2,000,000	2,067,344
3.13%, 10/31/16	3,000,000	3,116,718
4.63%, 11/15/16	1,000,000	1,121,172
2.75%, 11/30/16	3,000,000	3,052,032
3.25%, 12/31/16	2,000,000	2,086,406
3.13%, 01/31/17	3,700,000	3,831,524
3.25%, 03/31/17	2,000,000	2,081,562
3.13%, 04/30/17	9,500,000	9,807,268
4.50%, 05/15/17	3,000,000	3,336,330
2.38%, 07/31/17	3,250,000	3,197,694
4.75%, 08/15/17	1,000,000	1,126,719
1.88%, 09/30/17	2,000,000	1,898,594
4.25%, 11/15/17	3,000,000	3,284,532
2.63%, 01/31/18	2,000,000	1,977,970
3.50%, 02/15/18	1,000,000	1,045,156
3.88%, 05/15/18	3,500,000	3,738,983
4.00%, 08/15/18	2,000,000	2,150,470
3.75%, 11/15/18	3,000,000	3,166,641
2.75%, 02/15/19	1,500,000	1,470,704
3.63%, 08/15/19	3,000,000	3,112,968
3.38%, 11/15/19	7,000,000	7,098,987
3.63%, 02/15/20	5,000,000	5,150,000
2.63%, 08/15/20	5,875,000	5,523,416
2.63%, 11/15/20	2,500,000	2,339,453
3.63%, 02/15/21	5,275,000	5,368,964

		313,097,924

Total U.S. Government and Government Agencies
(Cost $374,065,507)		379,805,961

Commercial Mortgage Backed Securities 2.5% of net assets

Banc of America Commercial Mortgage, Inc.
Series 2005-3 Class AJ
4.77%, 03/01/11, 07/10/43 (a)(b)	1,100,000	1,120,244
Series 2006-1 Class A2
5.33%, 09/10/45 (b)	3,000,000	3,027,473
Series 2006-3 Class AM
5.87%, 03/01/11, 07/10/44 (a)(b)	800,000	842,102
Series 2007-1 Class A4
5.45%, 01/15/49 (b)	1,700,000	1,814,010
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)	3,000,000	3,243,088
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A3
5.22%, 03/01/11, 07/15/44 (a)(b)	3,000,000	3,164,749
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class AM
5.54%, 03/01/11, 02/15/39 (a)(b)	650,000	678,908
Series 2007-C5 Class A3
5.69%, 03/01/11, 09/15/40 (a)(b)	315,000	328,310
GE Capital Commercial Mortgage Corp.
Series 2007-C1 Class AAB
5.48%, 12/10/49 (b)	135,000	141,032
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	2,500,000	2,674,376
GS Mortgage Securities Corp II
Series 2006-GG6 Class A4
5.55%, 03/01/11, 04/10/38 (a)(b)	1,100,000	1,188,495
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5 Class AJ
5.35%, 03/01/11, 12/15/44 (a)(b)	1,025,000	1,068,396
Series 2006-LDP9 Class A2S
5.30%, 05/15/47 (b)	1,000,000	1,019,710
Series 2007-LD12 Class A2
5.83%, 02/15/51 (b)	75,000	77,957
Series 2007-LD12 Class A3
5.99%, 03/01/11, 02/15/51 (a)(b)	2,000,000	2,116,122
LB-UBS Commercial Mortgage Trust
Series 2005-C3 Class AJ
4.84%, 07/15/40 (b)	241,000	249,767
Merrill Lynch Mortgage Trust
Series 2005-LC1 Class AM
5.27%, 03/01/11, 01/12/44 (a)(b)	700,000	739,550

Total Commercial Mortgage Backed Securities
(Cost $20,662,216)		23,494,289

Asset-Backed Obligations 0.3% of net assets

Chase Issuance Trust
Series 2007-A17 Class A
5.12%, 10/15/14 (b)	1,400,000	1,498,156
Series 2008-A4 Class A4
4.65%, 03/15/15 (b)	700,000	751,356
Nissan Auto Receivables Owner Trust
Series 2008-B Class A4
5.05%, 11/17/14 (b)	500,000	521,002

Total Asset-Backed Obligations
(Cost $2,646,502)		2,770,514

Foreign Securities 4.1% of net assets

Foreign Agencies 1.3%

Canada 0.2%
Export Development Canada
1.75%, 09/24/12	1,000,000	1,018,076
Pemex Project Funding Master Trust
6.63%, 06/15/35 (b)	575,000	576,078

		1,594,154

See financial notes 45

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Cayman Islands 0.1%
Petrobras International Finance Co.
5.75%, 01/20/20 (b)	1,000,000	1,042,648

Germany 0.6%
Kreditanstalt Fuer Wiederaufbau
1.88%, 01/14/13 (e)	1,100,000	1,122,179
1.38%, 07/15/13 (e)	300,000	302,321
3.50%, 03/10/14 (e)	2,000,000	2,123,806
1.25%, 10/26/15 (e)	1,500,000	1,436,014
4.88%, 01/17/17 (e)	650,000	723,626
4.00%, 01/27/20 (e)	350,000	362,759

		6,070,705

Mexico 0.2%
Petroleos Mexicanos
4.88%, 03/15/15 (b)	800,000	848,400
5.50%, 01/21/21 (b)	850,000	854,250

		1,702,650

Republic of Korea 0.2%
Export-Import Bank of Korea
8.13%, 01/21/14	600,000	687,200
4.13%, 09/09/15	300,000	305,182
Korea Development Bank
8.00%, 01/23/14	600,000	685,099

		1,677,481

		12,087,638

Foreign Local Government 0.4%

Canada 0.4%
Province of Ontario
4.10%, 06/16/14	2,300,000	2,477,254
4.40%, 04/14/20	1,100,000	1,146,180
Province of Quebec
7.50%, 09/15/29	400,000	540,871

		4,164,305

Sovereign 1.1%

Brazil 0.3%
Brazilian Government International Bond
6.00%, 01/17/17 (b)	1,150,000	1,292,025
8.88%, 04/15/24	1,175,000	1,586,250
7.13%, 01/20/37	400,000	474,000

		3,352,275

Canada 0.1%
Canada Government International Bond
2.38%, 09/10/14	1,250,000	1,286,532

Italy 0.2%
Republic of Italy
2.13%, 09/16/13	700,000	698,657
3.13%, 01/26/15	850,000	852,030
6.88%, 09/27/23	250,000	277,789

		1,828,476

Mexico 0.3%
United Mexican States
5.95%, 03/19/19 (b)	1,500,000	1,670,250
5.13%, 01/15/20 (b)	500,000	526,250
6.75%, 09/27/34	250,000	281,250

		2,477,750

Panama 0.1%
Republic of Panama
7.25%, 03/15/15	250,000	291,500
6.70%, 01/26/36	200,000	221,000

		512,500

Peru 0.1%
Peruvian Government International Bond
7.13%, 03/30/19	650,000	775,125

		10,232,658

Supranational 1.3%
European Investment Bank
1.75%, 09/14/12	1,000,000	1,017,602
1.63%, 03/15/13	450,000	456,713
1.25%, 02/14/14	1,000,000	996,859
3.00%, 04/08/14	1,000,000	1,047,112
3.13%, 06/04/14	1,000,000	1,050,767
1.63%, 09/01/15	1,000,000	978,843
Inter-American Development Bank
3.00%, 04/22/14	1,550,000	1,626,255
3.88%, 09/17/19	2,075,000	2,151,252
International Bank for Reconstruction & Development
2.00%, 04/02/12	1,250,000	1,271,229
3.50%, 10/08/13	300,000	318,294
1.13%, 08/25/14	100,000	98,974
2.38%, 05/26/15	550,000	561,366
2.13%, 03/15/16	700,000	696,514

		12,271,780

Total Foreign Securities
(Cost $37,925,080)		38,756,381

Municipal Bonds 0.8% of net assets

Fixed-Rate Obligations 0.8%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB Series 2009F2
6.26%, 04/01/49	1,050,000	1,067,031
California
GO Bonds
7.50%, 04/01/34	1,500,000	1,606,680
7.55%, 04/01/39	950,000	1,026,085
East Bay Municipal Utility District
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	1,000,000	1,000,460
Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,000,000	792,870
New Jersey State Turnpike Authority
7.41%, 01/01/40	100,000	111,480
State of Connecticut
5.09%, 10/01/30	100,000	95,122
Yale Univ
Medium-Term Notes Series B
2.90%, 10/15/14 (b)	1,750,000	1,817,153

Total Municipal Bonds
(Cost $7,612,635)		7,516,881

46 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 2.4% of net assets

Money Fund 2.4%
State Street Institutional Liquid Reserves Fund - Institutional Class	23,231,926	23,231,926

Total Other Investment Company
(Cost $23,231,926)		23,231,926

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 4.2% of net assets

U.S. Treasury Obligation 4.2%
U.S. Treasury Bill
0.15%, 03/17/11	40,000,000	39,997,316

Total Short-Term Investment
(Cost $39,997,316)		39,997,316

End of Investments.

At 02/28/11, the tax basis cost of the fund’s investments was $978,237,005 and the unrealized appreciation and depreciation were $31,004,042 and ($3,440,652), respectively, with a net unrealized appreciation of $27,563,390.

(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,082,758 or 0.3% of net assets.
(d)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(e)	Guaranteed by the Republic of Germany.

See financial notes 47

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitments 0.1% of net assets

U.S. Government Agency Mortgages 0.1%
Ginnie Mae TBA
6.50%, 03/01/41	500,000	563,828

Total TBA Sale Commitments
(Proceeds $558,594)		563,828

48 See financial notes

 Schwab Total Bond Market Fund

Statement of
Assets and Liabilities
As of February 28, 2011; unaudited

Assets

Investments, at value (cost $977,442,874)		$1,005,800,395
Receivables:
Investments sold		6,253,535
Interest		6,412,928
Fund shares sold		668,361
Due from investment adviser		17,142
Income from securities on loan		105
Prepaid expenses	+	9,022

Total assets		1,019,161,488

Liabilities

TBA sale commitments, at value (proceeds $558,594)		563,828
Payables:
Investments bought		66,243,853
Shareholder services fees		19,697
Fund shares redeemed		762,303
Distributions to shareholders		642,043
Trustees’ fees		3,089
Interest for TBA sale commitments		1,806
Accrued expenses	+	77,053

Total liabilities		68,313,672

Net Assets

Total assets		1,019,161,488
Total liabilities	−	68,313,672

Net assets		$950,847,816

Net Assets by Source
Capital received from investors		1,080,321,584
Distribution in excess of net investment income		(788,147)
Net realized capital losses		(157,037,908)
Net unrealized capital gains		28,352,287

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$950,847,816		103,651,464		$9.17

See financial notes 49

 Schwab Total Bond Market Fund

Statement of
Operations
For September 1, 2010 through February 28, 2011; unaudited

Investment Income

Interest		$15,428,942
Securities on loan	+	666

Total investment income		15,429,608

Expenses

Investment adviser and administrator fees		1,217,886
Shareholder service fees		1,148,331
Legal fees*		150,000
Portfolio accounting fees		62,909
Custodian fees		21,369
Professional fees		21,173
Shareholder reports		15,694
Transfer agent fees		14,657
Registration fees		11,515
Trustees’ fees		6,919
Interest expense		226
Other expenses	+	13,876

Total expenses		2,684,555
Expense reduction by adviser and Schwab	−	160,454
Custody credits	−	105

Net expenses	−	2,523,996

Net investment income		12,905,612

Realized and Unrealized Gains (Losses)

Net realized gains on investments		5,126,289
Net realized losses on TBA sale commitments	+	(5,898)

Net realized gains		5,120,391
Net unrealized losses on investments		(28,529,945)
Net unrealized losses on TBA sale commitments	+	(5,234)

Net unrealized losses	+	(28,535,179)

Net realized and unrealized losses		(23,414,788)

Decrease in net assets resulting from operations		($10,509,176)

*	Includes legal fees and expenses and the proposed settlement incurred by the fund in connection with the litigation matter discussed in items 4 and 11 of the financial notes.

50 See financial notes

 Schwab Total Bond Market Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

9/1/10-2/28/11			9/1/09-8/31/10
Net investment income		$12,905,612	$29,938,218
Net realized gains		5,120,391	24,006,962
Net unrealized gains (losses)	+	(28,535,179)	24,464,326

Increase (decrease) in net assets from operations		(10,509,176)	78,409,506

Distributions to shareholders

Distributions from net investment income		($13,693,759)	($31,723,102)

Transactions in Fund Shares

		9/1/10-2/28/11		9/1/09-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,348,019	$132,881,425	24,671,289	$223,833,277
Shares reinvested		1,069,563	9,924,424	2,610,322	23,793,138
Shares redeemed	+	(10,461,242)	(97,201,734)	(30,375,732)	(277,320,780)

Net transactions in fund shares		4,956,340	$45,604,115	(3,094,121)	($29,694,365)

Shares Outstanding and Net Assets

		9/1/10-2/28/11		9/1/09-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		98,695,124	$929,446,636	101,789,245	$912,454,597
Total increase (decrease)	+	4,956,340	21,401,180	(3,094,121)	16,992,039

End of period		103,651,464	$950,847,816	98,695,124	$929,446,636

Distribution in excess of net investment income			($788,147)		$—

See financial notes 51

Schwab GNMA Fund™

Financial Statements

Financial Highlights

	9/1/10–		9/1/09–	9/1/08–	9/1/07–	9/1/06–	9/1/05–
	2/28/11*		8/31/10	8/31/09[1]	8/31/08	8/31/07	8/31/06

Per-Share Data ($)

Net asset value at beginning of period	10.40		10.06	9.67	9.45	9.44	9.72

Income (loss) from investment operations:
Net investment income (loss)	0.11		0.29	0.39	0.42	0.46	0.43
Net realized and unrealized gains (losses)	(0.08)		0.40	0.41	0.24	0.03	(0.25)

Total from investment operations	0.03		0.69	0.80	0.66	0.49	0.18
Less distributions:
Distributions from net investment income	(0.17)		(0.35)	(0.41)	(0.44)	(0.48)	(0.46)
Distributions from net realized gains	(0.06)		—	—	—	—	—

Total distributions	(0.23)		(0.35)	(0.41)	(0.44)	(0.48)	(0.46)

Net asset value at end of period	10.20		10.40	10.06	9.67	9.45	9.44

Total return (%)	0.28	[2]	7.00	8.39	7.06	5.36	1.93

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.55	[3]	0.55	0.55	0.55	0.55	0.55
Gross operating expenses	0.61	[3]	0.63	0.68	0.81	0.95	0.84
Net investment income (loss)	2.35	[3]	2.66	3.56	4.22	4.87	4.49
Portfolio turnover rate	305	[2]	264	614	518	186	126
Net assets, end of period ($ x 1,000,000)	434		578	279	59	22	23

* Unaudited.

1 Effective on August 10, 2009 all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Not annualized
3 Annualized.

52 See financial notes

 Schwab GNMA Fund

Portfolio Holdings as of February 28, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

107.4%		Mortgage-Backed Securities	455,048,974	465,756,360
1.0%		Other Investment Company	4,515,307	4,515,307
23.3%		Short-Term Investments	100,976,686	100,982,329

131.7%		Total Investments	560,540,967	571,253,996
(2	.5)%	TBA Sale Commitments	(10,741,250)	(10,885,320)
(29	.2)%	Other Assets and Liabilities, Net		(126,537,865)

100.0%		Net Assets		433,830,811

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Mortgage-Backed Securities 107.4% of net assets

Collateralized Mortgage Obligations 0.0%
Vendee Mortgage Trust
Series 1995-3 Class 1Z
7.25%, 09/15/25 (b)	73,039	82,176

U.S. Government Agency Mortgages 107.4%
Fannie Mae
5.45%, 12/01/31 to 07/01/32	396,739	428,807
5.49%, 09/01/29 to 09/01/31	248,980	269,900
5.50%, 09/01/17	325,459	352,461
5.81%, 12/01/31 to 01/01/32	216,493	236,700
6.10%, 02/01/29	35,026	37,726
6.50%, 04/01/31	252,073	285,430
7.17%, 11/01/30	28,495	31,351
Fannie Mae Grantor Trust
6.50%, 07/25/42 (b)	140,060	154,878
7.00%, 01/25/44 (b)	160,396	178,489
Fannie Mae REMICS
7.00%, 09/25/22	190,068	210,361
Fannie Mae TBA
4.00%, 03/01/26	5,000,000	5,139,060
Fannie Mae Whole Loan
6.50%, 02/25/44 (b)	163,846	182,088
7.00%, 10/25/42 (b)	91,162	103,271
Freddie Mac
5.00%, 08/15/27 (b)	2,948,714	2,973,649
Freddie Mac REMICS
4.00%, 09/15/16 (b)	56,306	56,386
4.50%, 11/15/25 (b)	842	842
5.00%, 12/15/17 (b)	41,860	41,866
6.50%, 03/15/14 (b)(c)	227,735	15,655
Ginnie Mae
1.88%, 03/01/11, 12/20/30 (a)	66,048	68,138
2.63%, 03/01/11, 07/20/24 (a)	66,970	69,499
2.63%, 03/01/11, 08/20/31 (a)	30,939	32,108
2.63%, 03/01/11, 07/20/32 (a)	80,764	83,814
3.00%, 03/01/11, 02/20/32 (a)	43,621	45,372
3.00%, 03/01/11, 04/20/37 (a)	315,430	327,933
3.13%, 03/01/11, 08/20/33 (a)	90,644	94,339
3.38%, 03/01/11, 06/20/27 (a)	255,498	266,105
3.38%, 03/01/11, 05/20/29 (a)	118,389	123,304
3.38%, 03/01/11, 04/20/32 (a)	29,020	30,225
3.50%, 03/01/11, 02/20/16 (a)	57,681	60,140
3.50%, 02/20/34 (b)	2,034,574	2,062,057
4.00%, 10/17/29 to 02/20/32 (b)	549,235	566,323
4.00%, 10/20/33	55,476	55,726
4.25%, 06/16/24 (b)	61,675	62,622
4.50%, 12/15/17 to 09/20/40	39,729,589	41,336,945
4.50%, 03/20/26 to 10/20/34 (b)	5,831,822	5,968,247
5.00%, 11/15/17 to 04/20/40	110,872,381	118,730,985
5.00%, 02/20/29 to 02/20/33 (b)	5,770,695	5,842,160
5.45%, 07/15/31 to 02/15/33	7,592,033	8,280,139
5.49%, 10/20/28 to 08/15/32	5,474,207	5,965,153
5.50%, 09/20/13 to 12/20/34	53,465,941	58,227,678
5.50%, 08/20/15 to 12/20/32 (b)	2,369,744	2,429,517
5.81%, 06/20/31 to 02/20/32	762,933	838,738
5.90%, 07/15/31 to 05/15/32	515,104	568,399
6.00%, 04/20/13 to 11/15/39	30,682,989	33,832,762
6.00%, 12/20/17 to 06/16/18 (b)	904,641	926,813
6.05%, 09/15/31	67,691	75,077
6.10%, 07/20/28 to 09/15/31	2,700,990	3,013,073
6.15%, 04/20/29 to 04/20/30	1,525,136	1,706,377
6.25%, 10/20/28 to 03/20/30	2,316,281	2,596,545
6.50%, 12/20/11 to 10/20/37	15,346,322	17,339,458
7.00%, 05/15/11 to 04/15/39	4,705,331	5,403,821
7.10%, 12/15/30	65,692	75,279
7.17%, 04/20/30 to 03/20/31	605,424	682,438
7.50%, 04/15/11 to 11/15/37	503,851	581,366
8.00%, 10/15/11 to 02/15/30	82,947	92,547
8.50%, 08/20/25 to 01/20/30	17,329	20,444
9.00%, 09/20/15 to 09/20/30	534,916	603,292
13.00%, 07/20/14	23	25
Ginnie Mae TBA
4.00%, 03/01/41	52,000,000	52,040,612
4.50%, 03/01/41	74,000,000	76,416,544
5.00%, 03/01/41	7,000,000	7,433,125

		465,674,184

Total Mortgage-Backed Securities
(Cost $455,048,974)		465,756,360

See financial notes 53

 Schwab GNMA Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 1.0% of net assets

Money Fund 1.0%
State Street Institutional Liquid Reserves Fund - Institutional Class	4,515,307	4,515,307

Total Other Investment Company
(Cost $4,515,307)		4,515,307

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 23.3% of net assets

U.S. Government Agency Security 5.8%
Fannie Mae
0.00%, 05/18/11 (d)	25,000,000	24,995,125

U.S. Treasury Obligations 17.5%
U.S. Treasury Bills
0.15%, 03/17/11	30,000,000	29,997,987
0.13%, 03/24/11	4,000,000	3,999,675
0.12%, 03/31/11	22,000,000	21,997,782
0.19%, 06/23/11	20,000,000	19,991,760

		75,987,204

Total Short-Term Investments
(Cost $100,976,686)		100,982,329

End of Investments.

At 02/28/11, the tax basis cost of the fund’s investments was $560,540,967 and the unrealized appreciation and depreciation were $11,394,238 and ($681,209), respectively, with a net unrealized appreciation of $10,713,029.

(a)	Variable-rate security.
(b)	Callable security.
(c)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(d)	Zero Coupon Bond.

54 See financial notes

 Schwab GNMA Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitments 2.5% of net assets

U.S. Government Agency Mortgage 2.5%
Ginnie Mae TBA
5.50%, 03/01/41	10,000,000	10,885,320

Total TBA Sale Commitments
(Proceeds $10,741,250)		10,885,320

See financial notes 55

 Schwab GNMA Fund

Statement of
Assets and Liabilities
As of February 28, 2011; unaudited

Assets

Investments, at value (cost $560,540,967)		$571,253,996
Receivables:
Investments sold		19,927,031
Interest		1,659,876
Fund shares sold		650,910
Prepaid expenses	+	3,723

Total assets		593,495,536

Liabilities

TBA sale commitments, at value (proceeds $10,741,250)		10,885,320
Payables:
Investments bought		147,646,788
Investment adviser and administrator fees		10,742
Shareholder services fees		8,775
Fund shares redeemed		723,120
Distributions to shareholders		316,931
Interest for TBA sale commitments		31,389
Trustees’ fees		2,376
Accrued expenses	+	39,284

Total liabilities		159,664,725

Net Assets

Total assets		593,495,536
Total liabilities	−	159,664,725

Net assets		$433,830,811

Net Assets by Source
Capital received from investors		426,556,182
Distribution in excess of net investment income		(2,535,167)
Net realized capital losses		(759,163)
Net unrealized capital gains		10,568,959

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$433,830,811		42,528,141		$10.20

56 See financial notes

 Schwab GNMA Fund

Statement of
Operations
For September 1, 2010 through February 28, 2011; unaudited

Investment Income

Interest		$7,413,849

Expenses

Investment adviser and administrator fees		754,523
Shareholder service fees		629,860
Portfolio accounting fees		56,404
Custodian fees		28,669
Professional fees		20,273
Registration fees		20,176
Shareholder reports		19,240
Transfer agent fees		10,741
Trustees’ fees		5,371
Interest expense		221
Other expenses	+	7,379

Total expenses		1,552,857
Expense reduction by adviser and Schwab	−	144,984
Custody credits	−	705

Net expenses	−	1,407,168

Net investment income		6,006,681

Realized and Unrealized Gains (Losses)

Net realized gains on investments		546,083
Net realized gains on TBA sale commitments	+	89,297

Net realized gains		635,380
Net unrealized losses on investments		(6,069,616)
Net unrealized losses on TBA sale commitments	+	(144,070)

Net unrealized losses	+	(6,213,686)

Net realized and unrealized losses		(5,578,306)

Increase in net assets resulting from operations		$428,375

See financial notes 57

 Schwab GNMA Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

9/1/10-2/28/11			9/1/09-8/31/10
Net investment income		$6,006,681	$11,189,291
Net realized gains		635,380	5,900,060
Net unrealized gains (losses)	+	(6,213,686)	11,690,782

Increase in net assets from operations		428,375	28,780,133

Distributions to shareholders

Distributions from net investment income		(8,541,848)	(14,494,193)
Distribution from net realized gains	+	(3,027,623)	—

Total distributions		($11,569,471)	($14,494,193)

Transactions in Fund Shares

		9/1/10-2/28/11		9/1/09-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,955,264	$133,651,872	48,018,891	$490,165,068
Shares reinvested		805,016	8,263,850	1,025,231	10,479,597
Shares redeemed	+	(26,828,312)	(275,028,220)	(21,217,556)	(216,138,074)

Net transactions in fund shares		(13,068,032)	($133,112,498)	27,826,566	$284,506,591

Shares Outstanding and Net Assets

		9/1/10-2/28/11		9/1/09-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		55,596,173	$578,084,405	27,769,607	$279,291,874
Total increase (decrease)	+	(13,068,032)	(144,253,594)	27,826,566	298,792,531

End of period		42,528,141	$433,830,811	55,596,173	$578,084,405

Distribution in excess of net investment income			($2,535,167)		$—

58 See financial notes

Schwab Inflation-Protected Fund™

Financial Statements

Financial Highlights

	9/1/10–		9/1/09–	9/1/08–	9/1/07–	9/1/06–	3/31/06[2]–
	2/28/11*		8/31/10	8/31/09[1]	8/31/08	8/31/07	8/31/06

Per-Share Data ($)

Net asset value at beginning of period	10.90		10.05	10.35	9.90	10.01	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.11	[3]	0.23 [3]	0.03 [3]	0.63	0.45	0.30
Net realized and unrealized gains (losses)	(0.03)		0.77	(0.20)	0.45	(0.11)	0.01

Total from investment operations	0.08		1.00	(0.17)	1.08	0.34	0.31
Less distributions:
Distributions from net investment income	(0.16)		(0.15)	(0.02)	(0.63)	(0.45)	(0.30)
Distributions from net realized gains	—		—	(0.07)	(0.00)[4]	—	—
Return of capital	—		—	(0.04)	—	—	—

Total distributions	(0.16)		(0.15)	(0.13)	(0.63)	(0.45)	(0.30)

Net asset value at end of period	10.82		10.90	10.05	10.35	9.90	10.01

Total return (%)	0.76	[5]	9.93	(1.54)	11.02	3.51	3.11	[5]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.50	[6]	0.50	0.50	0.50	0.50	0.36	[6]
Gross operating expenses	0.62	[6]	0.62	0.59	0.59	0.71	0.76	[6]
Net investment income (loss)	2.07	[6]	2.16	0.30	6.50	5.16	7.06	[6]
Portfolio turnover rate	23	[5]	67	78	63	35	2	[5]
Net assets, end of period ($ x 1,000,000)	198		204	278	259	119	44

* Unaudited.

1 Effective on August 10, 2009 all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Commencement of operations.
3 Calculated based on the average shares outstanding during the period.
4 Amount less than $0.01.
5 Not annualized
6 Annualized.

See financial notes 59

 Schwab Inflation-Protected Fund

Portfolio Holdings as of February 28, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

98.8%	U.S. Government Securities	183,004,002	195,989,650
0.9%	Other Investment Company	1,928,860	1,928,860

99.7%	Total Investments	184,932,862	197,918,510
0.3%	Other Assets and Liabilities, Net		507,293

100.0%	Net Assets		198,425,803

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

U.S. Government Securities 98.8% of net assets

U.S. Treasury Obligations 98.8%
U.S. Treasury Inflation Protected Securities
2.00%, 04/15/12	5,497,455	5,743,960
3.00%, 07/15/12	8,227,845	8,803,794
0.63%, 04/15/13	4,925,275	5,139,968
1.88%, 07/15/13	6,861,418	7,403,881
2.00%, 01/15/14	8,065,684	8,772,722
1.25%, 04/15/14	4,660,085	4,971,752
2.00%, 07/15/14	6,976,183	7,649,803
1.63%, 01/15/15	8,608,390	9,327,965
0.50%, 04/15/15	3,539,620	3,674,550
1.88%, 07/15/15	6,197,180	6,815,906
2.00%, 01/15/16	8,833,840	9,750,351
2.50%, 07/15/16	5,968,850	6,774,645
2.38%, 01/15/17	5,433,900	6,124,168
2.63%, 07/15/17	4,229,875	4,854,458
1.63%, 01/15/18	4,707,675	5,081,323
1.38%, 07/15/18	5,081,750	5,411,251
2.13%, 01/15/19	4,593,570	5,124,725
1.88%, 07/15/19	5,132,250	5,631,053
1.38%, 01/15/20	7,094,485	7,440,341
1.25%, 07/15/20	10,049,470	10,360,401
1.13%, 01/15/21	2,604,914	2,632,604
2.38%, 01/15/25	8,720,250	9,728,573
2.00%, 01/15/26	6,294,111	6,668,799
2.38%, 01/15/27	5,162,205	5,713,116
1.75%, 01/15/28	5,021,520	5,080,372
3.63%, 04/15/28	5,555,705	7,115,636
2.50%, 01/15/29	4,185,280	4,705,803
3.88%, 04/15/29	7,332,490	9,747,592
3.38%, 04/15/32	2,099,058	2,681,211
2.13%, 02/15/40	4,765,800	4,973,541
2.13%, 02/15/41	2,001,720	2,085,386

Total U.S. Government Securities
(Cost $183,004,002)		195,989,650

	Number	Value
Security	of Shares	($)

Other Investment Company 0.9% of net assets

Money Fund 0.9%
State Street Institutional Liquid Reserves Fund - Institutional Class	1,928,860	1,928,860

Total Other Investment Company
(Cost $1,928,860)		1,928,860

End of Investments.

At 02/28/11, the tax basis cost of the fund’s investments was $186,123,003, and the unrealized appreciation and depreciation were $11,795,507 and ($0), respectively, with a net unrealized appreciation of $11,795,507.

60 See financial notes

 Schwab Inflation-Protected Fund

Statement of
Assets and Liabilities
As of February 28, 2011; unaudited

Assets

Investments, at value (cost $184,932,862)		$197,918,510
Receivables:
Investments sold		3,408,149
Interest		637,283
Fund shares sold		137,560
Prepaid expenses	+	928

Total assets		202,102,430

Liabilities

Payables:
Investments bought		3,310,845
Investment adviser and administrator fees		4,386
Shareholder services fees		4,178
Fund shares redeemed		330,539
Trustees’ fees		1,615
Accrued expenses	+	25,064

Total liabilities		3,676,627

Net Assets

Total assets		202,102,430
Total liabilities	−	3,676,627

Net assets		$198,425,803

Net Assets by Source
Capital received from investors		185,062,656
Net investment income not yet distributed		2,087,910
Net realized capital losses		(1,710,411)
Net unrealized capital gains		12,985,648

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$198,425,803		18,340,994		$10.82

See financial notes 61

 Schwab Inflation-Protected Fund

Statement of
Operations
For September 1, 2010 through February 28, 2011; unaudited

Investment Income

Interest		$2,594,818

Expenses

Investment adviser and administrator fees		303,389
Shareholder service fees		247,480
Portfolio accounting fees		22,388
Professional fees		19,695
Registration fees		12,909
Transfer agent fees		7,377
Trustees’ fees		3,774
Shareholder reports		3,246
Custodian fees		2,476
Interest expense		1
Other expenses	+	3,094

Total expenses		625,829
Expense reduction by adviser and Schwab	−	120,304

Net expenses	−	505,525

Net investment income		2,089,293

Realized and Unrealized Gains (Losses)

Net realized gains on investments		1,791,180
Net unrealized losses on investments	+	(2,731,856)

Net realized and unrealized losses		(940,676)

Increase in net assets resulting from operations		$1,148,617

62 See financial notes

 Schwab Inflation-Protected Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

9/1/10-2/28/11			9/1/09-8/31/10
Net investment income		$2,089,293	$5,725,207
Net realized gains		1,791,180	8,707,019
Net unrealized gains (losses)	+	(2,731,856)	10,649,045

Increase in net assets from operations		1,148,617	25,081,271

Distributions to shareholders

Distributions from net investment income		($3,014,869)	($2,711,720)

Transactions in Fund Shares

		9/1/10-2/28/11		9/1/09-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,458,171	$37,687,737	11,952,055	$125,486,861
Shares reinvested		208,738	2,250,238	187,445	2,008,689
Shares redeemed	+	(4,048,945)	(43,805,578)	(21,123,162)	(224,149,704)

Net transactions in fund shares		(382,036)	($3,867,603)	(8,983,662)	($96,654,154)

Shares Outstanding and Net Assets

		9/1/10-2/28/11		9/1/09-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		18,723,030	$204,159,658	27,706,692	$278,444,261
Total decrease	+	(382,036)	(5,733,855)	(8,983,662)	(74,284,603)

End of period		18,340,994	$198,425,803	18,723,030	$204,159,658

Net investment income not yet distributed			$2,087,910		$3,013,486

See financial notes 63

 Schwab Bond Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Investments (organized October 26, 1990)	Schwab Tax-Free Bond Fund
Schwab Short-Term Bond Market Fund	Schwab California Tax-Free Bond Fund
Schwab Premier Income Fund	Schwab Tax-Free YieldPlus Fund
Schwab Total Bond Market Fund	Schwab California Tax-Free YieldPlus Fund
Schwab GNMA Fund	Schwab 1000 Index Fund
Schwab Inflation Protected Fund	Schwab Global Real Estate Fund
Schwab YieldPlus Fund

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, if applicable; see financial note 9) at closing net asset value (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values as determined by the underlying fund in accordance with the 1940 Act for a given day.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 Schwab Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such instruments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of February 28, 2011:

Schwab Short-Term Bond Market Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government and Government Agencies(a)	$—	$170,932,448	$—	$170,932,448
Foreign Securities(a)	—	16,792,922	—	16,792,922
Corporate Bonds(a)	—	51,021,877	—	51,021,877
Municipal Bonds(a)	—	363,430	—	363,430
Other Investment Company(a)	1,743,604	—	—	1,743,604
Short-Term Investment(a)	—	14,999	—	14,999

Total	$1,743,604	$239,125,676	$—	$240,869,280

*	The fund had no Other Financial Investments.
(a)	As categorized in Portfolio Holdings.

 Schwab Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Schwab Premier Income Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Corporate Bonds(a)	$—	$102,498,047	$—	$102,498,047
Industrial
Capital Goods	—	6,294,955	1,219,737	7,514,692
Asset-Backed Obligations	—	12,202,235	—	12,202,235
Mortgage-Backed Securities(a)	—	154,635,626	—	154,635,626
Collateralized Mortgage Obligations	—	20,446,078	3,000,000	23,446,078
Commercial Mortgage Backed Securities	—	11,622,999	—	11,622,999
U.S. Government and Government Agencies(a)	—	107,011,005	—	107,011,005
Foreign Securities(a)	—	5,784,981	—	5,784,981
Preferred Stock	1,611,094	—	—	1,611,094
Other Investment Company(a)	1,936,266	—	—	1,936,266
Short-Term Investment(a)	—	9,499,362	—	9,499,362

Total	$3,547,360	$429,995,288	$4,219,737	$437,762,385

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	August 31,	Discounts	Gain	Gain	Purchases	Transfers	Transfers	February 28,
Investments in Securities	2010	(Premiums)	(Loss)	(Loss)	(Sales)	In	Out	2011

Mortgage-Backed Securities
Collateralized Mortgage Obligations	$—	$—	$—	$—	$3,000,000	$—	$—	$3,000,000
Corporate Bonds
Industrial	4,079,607	(13,783)	(64,270)	35,599	(2,817,416)	—	—	1,219,737

Total	$4,079,607	($13,783)	($64,270)	$35,599	$182,584	$—	$—	$4,219,737

 Schwab Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Schwab Total Bond Market Fund

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-Backed Securities(a)	$—	$309,870,618	$—	$309,870,618
Corporate Bonds(a)	—	180,356,509	—	180,356,509
U.S. Government and Government Agencies(a)	—	379,805,961	—	379,805,961
Commercial Mortgage Backed Securities	—	23,494,289	—	23,494,289
Asset-Backed Obligations	—	2,770,514	—	2,770,514
Foreign Securities(a)	—	38,756,381	—	38,756,381
Municipal Bonds(a)	—	7,516,881	—	7,516,881
Other Investment Company(a)	23,231,926	—	—	23,231,926
Short-Term Investments(a)	—	39,997,316	—	39,997,316

Total	$23,231,926	$982,568,469	$—	$1,005,800,395

Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments(a)	$—	($563,828)	$—	($563,828)

(a)	As categorized in Portfolio Holdings.

Schwab GNMA Fund

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-Backed Securities(a)	$—	$465,756,360	$—	$465,756,360
Other Investment Company(a)	4,515,307	—	—	4,515,307
Short-Term Investments(a)	—	100,982,329	—	100,982,329

Total	$4,515,307	$566,738,689	$—	$571,253,996

Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments(a)	$—	($10,885,320)	$—	($10,885,320)

(a)	As categorized in Portfolio Holdings.

 Schwab Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Schwab Inflation Protected Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Securities(a)	$—	$195,989,650	$—	$195,989,650
Other Investment Company(a)	1,928,860	—	—	1,928,860

Total	$1,928,860	$195,989,650	$—	$197,918,510

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

All net realized and change in unrealized gains (losses) in the tables above are reflected on the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investments held by the Schwab Premier Income Fund at February 28, 2011 are $35,599.

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures are required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The funds have adopted the new guidance for the current period ended February 28, 2011. There were no significant transfers between Level 1 and Level 2 for the period. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the funds’ financial statements.

The funds entered into U.S. Treasury futures contracts (“futures”) from September 1, 2010 through February 28, 2011. The funds invested in futures contracts to help manage the effects of interest rate changes. The fair value and variation margin for any futures contracts held at February 28, 2011 and the realized/unrealized gains (losses) on futures contracts held during the period ended February 28, 2011 are presented on the face of the Portfolio Holdings, Statement of Assets and Liabilities and Statement of Operations, respectively. Refer to Financial Note 2(b) for the funds’ accounting policies with respect to futures contracts and Financial Note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the monthly average market values of futures contracts held by the funds and the monthly average number of contracts were as follows:

		Number of
	Market Values	Contracts

Schwab Short-Term Bond Market Fund	$1,215,781	10
Schwab Premier Income Fund	899,883	8
Schwab Total Bond Market Fund	—	—
Schwab GNMA Fund	—	—
Schwab Inflation-Protected Fund	—	—

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until

 Schwab Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

the contract is closed, at which time the gains and losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Inflation-Indexed Bonds: The Schwab Inflation Protected Bond Fund invests in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

TBA commitments: The funds may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in Security Valuation section.

Delayed-delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

Securities Lending: Under the Securities Lending Program, the fund (the “lender”) may make short-term loans of its securities to another party (the “borrower”) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or Foreign Sovereign, or letters of credit issued by a bank. The initial collateral received by the fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in the fund’s Statement of Operations, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

The value of the securities on loan as of February 28, 2011, and the value of the related collateral are disclosed in the Schedule of Investments and the Statements of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

 Schwab Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(f) Distributions to Shareholders:

The Schwab Short Term Bond Fund, Schwab Premier Income Fund, Schwab Total Bond Fund and the Schwab GNMA Fund declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The Schwab Inflation Protected Fund declares and pays distributions from net investment income, if any, quarterly. All the funds declare distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk Factors:

The funds invest mainly in corporate bonds, mortgage-backed and assets-backed securities, government or municipal obligations, and other debt securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:

Market risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of a shareholder’s investment in the fund will fluctuate, which means that the shareholder could lose money.

Interest rate risk. Interest rates will rise and fall over time. During periods when interest rates are low, a fund’s yield and total return also may be low. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity risk. A particular investment may be difficult to purchase or sell. The funds may be unable to sell illiquid securities at an advantageous time or price.

Prepayment and extension risk. The fund’s investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

 Schwab Bond Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

High yield risk. High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the funds may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign investment risk. The funds’ investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Derivatives risk. The funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause a fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the funds.

Securities lending risk. Securities lending risk involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or “the investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Schwab	Schwab	Schwab		Schwab
	Short-Term Bond	Premier	Total Bond	Schwab	Inflation
% of Average Daily Net Assets	Market Fund	Income Fund	Market Fund	GNMA Fund	Protected Fund

First $500 million	0.30%	0.30%	0.30%	0.30%	0.30%
Over $500 million	0.22%	0.22%	0.22%	0.22%	0.22%

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholder of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds) and the funds will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements (“expense limitation”) with the funds to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine

 Schwab Bond Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

expenses for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees. The expense limitation as a percentage of average daily net assets is as follows:

Schwab	Schwab	Schwab		Schwab
Short-Term Bond	Premier	Total Bond	Schwab	Inflation
Market Fund	Income Fund	Market Fund	GNMA Fund	Protected Fund

0.55%	0.63%	0.55%	0.55%	0.50%

The legal fees related to the litigation matters discussed in Financial Note 11 were non-routine and would not have been subject to the expense limitation agreement; however, CSIM and its affiliates have voluntarily agreed to include these expenses under the expense limitation agreement. This voluntary agreement is in addition to CSIM’s contractual agreement to advance the fund certain litigation expenses in connection with certain legal matters (excluding amounts paid in connection with judgments and settlements) to the extent necessary to maintain the expense limitations. The expenses advanced by CSIM pursuant to the contractual agreement are subject to reimbursement by the fund to the extent the expenses are subsequently paid or reimbursed to the fund by its insurance carriers.

For the period ended February 28, 2011 the fund incurred $150,000 in legal expenses related to the class action noted above of which $145,797 was waived by CSIM subject to recoupment in accordance with the provisions noted above. From the commencement of the class action lawsuit through February 28, 2011 the fund has incurred a total of $1,204,454 in legal expense of which $1,150,745 is subject to recoupment in accordance with the provisions noted above.

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentage of each fund shares in this report owned by other Schwab Funds as of February 28, 2011.

	Schwab	Schwab	Schwab	Schwab
	Short-Term Bond	Premier	Total Bond	Inflation
	Market Fund	Income Fund	Market Fund	Protected Fund

Schwab MarketTrack Growth Portfolio	—%	—%	11.1%	—%
Schwab MarketTrack Balanced Portfolio	—%	—%	17.3%	—%
Schwab MarketTrack Conservative Portfolio	—%	—%	11.5%	—%
Schwab MarketTrack Growth Portfolio II	—%	—%	0.5%	—%
Schwab Target 2010 Fund	3.7%	1.1%	1.5%	1.1%
Schwab Target 2015 Fund	1.4%	0.5%	0.9%	0.7%
Schwab Target 2020 Fund	3.3%	1.9%	5.1%	3.4%
Schwab Target 2025 Fund	—%	0.4%	1.3%	0.9%
Schwab Target 2030 Fund	—%	1.4%	4.7%	2.5%
Schwab Target 2035 Fund	—%	0.2%	0.6%	0.3%
Schwab Target 2040 Fund	—%	0.8%	1.8%	1.3%
Schwab Monthly Income Fund — Moderate Payout	1.0%	1.2%	0.4%	—%
Schwab Monthly Income Fund — Enhanced Payout	4.0%	5.7%	2.0%	—%
Schwab Monthly Income Fund — Maximum Payout	4.0%	5.5%	1.9%	—%
Schwab Schwab Balanced Fund	—%	—%	3.9%	—%

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of February 28, 2011, the funds had no security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject

 Schwab Bond Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. (excluding Schwab Total Bond Market Fund) and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit for the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended February 28, 2011, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Long-Term
	U.S. Government	Purchases of Other	Total Purchases of
	Securities Transactions*	Long-Term Securities	Long-Term Securities

Schwab Short-Term Bond Market Fund	$74,818,525	$39,060,566	$113,879,091
Schwab Premier Income Fund	459,566,098	135,899,814	595,465,912
Schwab Total Bond Market Fund	563,205,536	92,046,748	655,252,284
Schwab GNMA Fund	1,755,513,104	—	1,755,513,104
Schwab Inflation-Protected Fund	46,059,179	—	46,059,179

	Sales/Maturities of
	Long-Term U.S. Government	Sales/Maturities of	Total Sales/Maturities of
	Securities Transactions*	Other Long-Term Securities	Long-Term Securities

Schwab Short-Term Bond Market Fund	$86,494,712	$41,100,583	$127,595,295
Schwab Premier Income Fund	442,014,453	180,394,625	622,409,078
Schwab Total Bond Market Fund	530,643,980	83,222,483	613,866,463
Schwab GNMA Fund	1,918,343,038	—	1,918,343,038
Schwab Inflation-Protected Fund	51,547,895	—	51,547,895

*	Includes securities guaranteed by U.S. Government Agencies.

 Schwab Bond Funds

Financial Notes, unaudited (continued)

9. Redemption Fee:

The Premier Income Fund may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The fund charges a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are $13,716 and $14,618, respectively.

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of August 31, 2010, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration date:

	Schwab	Schwab	Schwab		Schwab
	Short-Term Bond	Premier	Total Bond	Schwab	Inflation-
	Market Fund	Income Fund	Market Fund	GNMA Fund	Protected Fund

August 31, 2014	$5,711,125	$—	$3,579,624	$—	$—
August 31, 2015	8,715,595	—	11,929,634	—	—
August 31, 2016	2,401,090	—	5,729,394	—	—
August 31, 2017	30,633,553	1,954,931	106,929,838	—	2,614,015
August 31, 2018	15,464,000	—	33,497,705	—	—

Total	$62,925,363	$1,954,931	$161,666,195	$—	$2,614,015

For tax purposes, net realized capital losses occurring after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2010, the funds had aggregate deferred realized net capital losses and capital losses utilized as follows:

	Schwab	Schwab	Schwab		Schwab
	Short-Term Bond	Premier	Total Bond	Schwab	Inflation-
	Market Fund	Income Fund	Market Fund	GNMA Fund	Protected Fund

Deferred capital losses	$—	$—	$—	$322,843	$—
Capital losses utilized	—	2,892,132	—	874,022	840,660

As of August 31, 2010, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended August 31, 2010, the funds did not incur any interest or penalties. The Schwab Short-Term Bond Market Fund, Schwab Total Bond Market Fund, Schwab GNMA Fund are not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005. The Schwab Inflation Protected Fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2006. The Schwab Premier Income Fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2007.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by The President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

 Schwab Bond Funds

Financial Notes, unaudited (continued)

10. Federal Income Taxes (continued):

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

11. Other:

On August 28, 2008, a class action lawsuit was filed in the U.S. District Court for the Northern District of California on behalf of investors in the Schwab Total Bond Market Fund (“Northstar” lawsuit). The lawsuit, which alleged violations of state law and federal securities law in connection with the fund’s investment policy, named the trust, the fund, CSIM and Schwab as defendants. Allegations included that the fund deviated from its benchmark and improperly invested more than 25% of fund assets in collateralized mortgage obligations (CMOs) and mortgage-backed securities without obtaining a shareholder vote. Plaintiffs seek unspecified compensatory and rescission damages, unspecified equitable and injunctive relief, and costs and attorneys’ fees. On February 19, 2009, the court denied defendants’ motion to dismiss plaintiffs’ federal securities law claim, and dismissed certain state law claims with leave to amend. On April 27, 2009, the court issued a stay of proceedings while defendants appealed the court’s February 19, 2009 decision refusing to dismiss plaintiffs’ federal securities law claim. On August 12, 2010, the Ninth Circuit ruled in favor of the defendants and dismissed plaintiffs’ federal securities law claim. On September 28, 2010, plaintiffs filed a second amended class action complaint naming the trust and current and former trustees and officers of the trust and dropping the federal securities law claim and certain state law claims.

On September 3, 2010, a second class action lawsuit was filed in the U.S. District Court for the Northern District of California on behalf of investors in the fund (“Smit” lawsuit). The lawsuit, which alleges violations of California Business and Professions Code Sec. 17200 in connection with the fund’s alleged deviation from of its benchmark and concentration in mortgage-backed securities, names the trust, CSIM and Schwab as defendants, and seeks restitution and disgorgement of management or other fees.

The Northstar and Smit lawsuits were related and assigned to the same judge on October 6, 2010, and on October 11, 2010, defendants filed a motion to consolidate the two cases. On November 10, 2010, defendants filed motions to dismiss in both cases; the Smit plaintiffs responded to defendants’ motion to dismiss by filing an amended complaint on December 2, 2010, and a corrected amended complaint on December 3, 2010. Defendants moved to dismiss the amended complaint in the Smit lawsuit on January 5, 2011. On March 2, 2011, defendants’ motion to dismiss in the Northstar lawsuit was granted with leave to amend certain claims. On March 29, 2011, plaintiffs in the Northstar lawsuit filed a third amended complaint. Defendants’ response to the third amended complaint in the Northstar lawsuit is due on April 25, 2011. Defendants’ motion to dismiss the amended complaint in the Smit lawsuit was granted with leave to amend on March 8, 2011. The plaintiffs in the Smit lawsuit did not file a further amended complaint by the court-ordered deadline of March 29, 2011.

On January 11, 2011, the trust, CSIM and Schwab entered into a settlement with the SEC of a civil enforcement action for violations of securities laws in connection with the investment policy of the fund. Without admitting or denying liability, CSIM and Schwab agreed to pay the SEC, FINRA and Illinois state securities regulators a total of $121 million in connection with the fund and Schwab YieldPlus Fund, most of which will be distributed to affected fund shareholders. Neither the trust nor the fund will pay any amounts under the settlement. The settlement is subject to approval by a U.S. District Court. Additionally, on January 11, 2011, the SEC brought complaints in connection with the Schwab YieldPlus Fund against the trust’s former President and CEO and former Chief Investment Officer — Fixed Income, which remain ongoing.

12. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Investments which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 86 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

David L. Mahoney 1954 Trustee (Trustee of Schwab Investments since 2011.)	Private Investor.	73	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Investments since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	73	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1991.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Investments since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	86	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Investments since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds (June 2006 – June 2007).

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk, Laudus Funds (March 2007 – present); Vice President and Assistant Clerk, Schwab Funds (Dec. 2005 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Investments since 2006.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

Barclays Capital U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays Capital U.S. Government/Credit: 1 − 5 Years Index An index that includes investment-grade government and corporate bonds that are denominated in U.S. dollars and have maturities of one to five years. Bonds are represented in the index in proportion to their market value.

Barclays Capital GNMA Index An index that includes the mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA).

Barclays Capital U.S. Short Treasury: 9 − 12 Months Index An index that includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero coupon strips.

Barclays Capital U.S. TIPS (Treasury Inflation-Protected Securities) Index An index that measures the performance of fixed income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.

weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”’

maturity The date on which the principal amount of a bond is scheduled to be paid. The maturity of a bond will generally be determined using a bond’s final maturity date. However, for certain securities, maturity will be determined using certain maturity shortening features.

effective maturity Takes into account maturity shortening features, such as the interest rate reset date or demand features, instead of the final maturity date. The effective maturity date for a security subject to a put or demand feature is the demand date, unless the security is a variable-rate or floating-rate security. If it is a variable-rate security, its effective maturity date is the earlier of its demand date or next interest rate reset date. For variable-rate securities not subject to a put, demand or call feature, and floating-rate securities, the effective maturity date is the next interest rate reset date.

final maturity The date on which the principal amount of a bond is scheduled to be paid.

weighted average maturity The weighted average of the maturities of the bonds in a fund’s portfolio, determined by weighting each bond’s time to maturity (i.e., the date on which the principal amount of a bond is scheduled to be paid) by the amortized cost of the bond. The weighted average maturity calculation takes into account maturity shortening features, such as interest rate reset, put, demand and call features, if applicable. Generally, the longer a fund’s weighted average maturity, the greater its interest rate risk.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in a fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2011 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13480-15

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	There have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.

(a) (1)	Code of ethics — not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments

By:	/s/	Marie Chandoha

Marie Chandoha
Chief Executive Officer
Date: 4/14/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Marie Chandoha

Marie Chandoha
Chief Executive Officer
Date: 4/14/11

By:	/s/	George Pereira

George Pereira
Principal Financial Officer
Date: 4/13/11